Document and Entity Information	3 Months Ended
Mar. 31, 2013
Entity Information [Line Items]
Document Type	S-1
Amendment Flag	false
Document Period End Date	Mar 31, 2013
Trading Symbol	WWAV
Entity Registrant Name	WHITEWAVE FOODS Co
Entity Central Index Key	0001555365
Entity Filer Category	Non-accelerated Filer

Condensed Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Current assets:
Cash and cash equivalents	$ 57,341	$ 69,373	$ 96,987
Trade receivables, net of allowance of $1,171 and $1,233	152,353	105,592	101,991
Related party receivables	9,662	17,912	11,082
Inventories	145,871	146,647	127,415
Deferred income taxes	20,631	21,044	10,621
Prepaid expenses and other current assets	20,309	22,253	21,776
Assets held for sale			3,897
Total current assets	406,167	382,821	373,769
Property, plant, and equipment, net	618,032	624,642	587,259
Identifiable intangible and other assets, net	385,916	394,962	385,321
Goodwill	760,648	765,586	762,336
Total Assets	2,170,763	2,168,011	2,108,685
Current liabilities:
Accounts payable and accrued expenses	271,033	295,864	235,047
Current portion of debt	15,000	15,000
Income taxes payable	5,610	11,678	1,366
Liabilities of disposal groups held for sale			837
Total current liabilities	291,643	322,542	237,250
Long-term debt	729,050	765,550	456,171
Deferred income taxes	250,619	218,285	254,306
Other long-term liabilities	64,769	76,678	20,272
Commitments and Contingencies
Dean Foods' net investment			1,172,254
Shareholders' equity:
Preferred stock value
Additional paid-in capital	833,940	792,828
Retained earnings	42,084	18,086
Accumulated other comprehensive loss	(43,072)	(27,688)	(36,335)
Equity attributable to The WhiteWave Foods Company		784,956	1,135,919
Non-controlling interest			4,767
Total equity	834,682	784,956	1,140,686
Total Liabilities and Equity	2,170,763	2,168,011	2,108,685
Common Class A [Member]
Shareholders' equity:
Common stock	230	230
Common Class B [Member]
Shareholders' equity:
Common stock	$ 1,500	$ 1,500

Condensed Consolidated Balance Sheets (Parenthetical) (USD $) In Thousands, except Share data, unless otherwise specified	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Trade receivables, allowance	$ 1,266	$ 1,171	$ 1,233
Preferred stock, par value	$ 0.01	$ 0.01	$ 0.01
Preferred stock, shares authorized	170,000,000	170,000,000	0
Preferred stock, shares issued	0	0	0
Preferred stock, shares outstanding	0	0	0
Common Class A [Member]
Common stock, par value	$ 0.01	$ 0.01	$ 0.01
Common stock, shares authorized	1,700,000,000	1,700,000,000	0
Common stock, shares issued	23,000,000	23,000,000	0
Common stock, shares outstanding	23,000,000	23,000,000	0
Common Class B [Member]
Common stock, par value	$ 0.01	$ 0.01	$ 0.01
Common stock, shares authorized	175,000,000	175,000,000	0
Common stock, shares issued	150,000,000	150,000,000	0
Common stock, shares outstanding	150,000,000	150,000,000	0

Condensed Consolidated Statements of Operations (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Net sales	$ 584,508	$ 522,730	$ 2,175,374		$ 1,916,830		$ 1,713,390
Net sales to related parties	21,899	29,298	109,513		108,921		107,923
Related party fees			4,551
Transitional sales fees	1,837
Total net sales	608,244	552,028	2,289,438		2,025,751		1,821,313
Cost of sales	389,701	359,588	1,485,494		1,341,310		1,210,816
Gross profit	218,543	192,440	803,944		684,441		610,497
Related party license income		10,473	36,034		42,680		39,378
Operating costs and expenses:
Selling and distribution	125,938	118,987	492,130		414,724		384,512
General and administrative	50,612	35,062	167,595		136,703		139,888
Total operating costs and expenses	176,550	154,049	659,725		551,427		524,400
Operating income	41,993	48,864	180,253		175,694		125,475
Other expense:
Interest expense	4,724	1,649	9,924		9,149		10,583
Other (income) expense, net	(220)	121	957		122		377
Total other expense	4,504	1,770	10,881		9,271		10,960
Income from continuing operations before income taxes	37,489	47,094	169,372		166,423		114,515
Income tax expense	13,491	15,786	56,858	[1]	52,089	[2]	33,159	[3]
Income from continuing operations		31,308	112,514		114,334		81,356
Gain on sale of discontinued operations, net of tax			403		3,616		5,693
Income (loss) from discontinued operations, net of tax			2,056		(27,105)		(16,686)
Net income	23,998	31,308	114,973		90,845		70,363
Net (income) loss attributable to non-controlling interest			(1,279)		16,550		8,735
Net income attributable to The WhiteWave Foods Company	$ 23,998	$ 31,308	$ 113,694		$ 107,395		$ 79,098
Average common shares:
Basic	173,000,000	150,000,000	153,770,492		150,000,000		150,000,000
Diluted	173,132,917	150,000,000	153,770,497		150,000,000		150,000,000
Basic earnings (loss) per common share:
Income from continuing operations attributable to The WhiteWave Foods Company			$ 0.73		$ 0.76		$ 0.54
Net discontinued operations			$ 0.01		$ (0.04)		$ (0.01)
Net income	$ 0.14	$ 0.21	$ 0.74		$ 0.72		$ 0.53
Diluted earnings (loss) per common share:
Income from continuing operations attributable to The WhiteWave Foods Company			$ 0.73		$ 0.76		$ 0.54
Net discontinued operations			$ 0.01		$ (0.04)		$ (0.01)
Net income	$ 0.14	$ 0.21	$ 0.74		$ 0.72		$ 0.53

[1]	Excludes $0.1 million in income tax expense related to discontinued operations.
[2]	Excludes $5.5 million in income tax benefit related to discontinued operations.
[3]	Excludes $10.2 million in income tax benefit related to discontinued operations.

Condensed Consolidated Statements of Comprehensive Income (USD $) In Thousands, unless otherwise specified	3 Months Ended			12 Months Ended
	Mar. 31, 2013		Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Net income	$ 23,998		$ 31,308	$ 114,973	$ 90,845	$ 70,363
Other comprehensive income (loss), net of tax
Net change in minimum pension liability	54	[1]	(26)	(999)	(140)	(834)
Foreign currency translation adjustment	(15,523)		12,365	10,199	(11,786)	(21,205)
Change in fair value of derivative instruments	85	[2]	(308)	(553)	259
Other comprehensive income (loss), net of tax	(15,384)		12,031	8,647	(11,667)	(22,039)
Comprehensive income	8,614		43,339	123,620	79,178	48,324
Comprehensive (income) loss attributable to non-controlling interest				(1,279)	16,550	8,735
Comprehensive income attributable to The WhiteWave Foods Company				$ 122,341	$ 95,728	$ 57,059

[1]	The accumulated other comprehensive loss reclassification components are related to amortization of unrecognized actuarial losses and prior service costs which are both included in the computation of net periodic pension cost. See Note 11 "Employee Retirement and Profit Sharing Plans."
[2]	The accumulated other comprehensive loss reclassification components affect cost of sales. See Note 8 "Derivative Financial Instruments."

Condensed Consolidated Statements of Equity (USD $) In Thousands, unless otherwise specified	Total		Common Class A [Member]	Common Class B [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Dean Foods' Investment [Member]	Accumulated Other Comprehensive Income (Loss) [Member]	Non-Controlling Interest [Member]
Beginning balance at Dec. 31, 2009	$ 1,153,901						$ 1,141,224	$ (2,629)	$ 15,306
Net income (loss)	79,098						79,098
Change in Dean Foods' net investment	(92,542)						(92,542)
Share-based compensation funded by Dean Foods	6,788						6,788
Capital contribution from non-controlling interest	7,992								7,992
Net income (loss) attributable to non-controlling interest	(8,735)								(8,735)
Other comprehensive income (loss):
Change in minimum pension liability, net of tax	(834)							(834)
Foreign currency translation adjustment	(21,205)							(21,205)
Ending balance at Dec. 31, 2010	1,124,463						1,134,568	(24,668)	14,563
Net income (loss)	107,395						107,395
Change in Dean Foods' net investment	(75,955)						(75,955)
Share-based compensation funded by Dean Foods	6,246						6,246
Capital contribution from non-controlling interest	6,754								6,754
Net income (loss) attributable to non-controlling interest	(16,550)								(16,550)
Other comprehensive income (loss):
Change in minimum pension liability, net of tax	(140)							(140)
Foreign currency translation adjustment	(11,786)							(11,786)
Change in fair value of derivative instruments, net of tax	259							259
Ending balance at Dec. 31, 2011	1,140,686						1,172,254	(36,335)	4,767
Net income (loss)	31,308						31,308
Change in Dean Foods' net investment	(13,484)						(13,484)
Share-based compensation funded by Dean Foods	1,919						1,919
Distribution to non-controlling interest due to wind-down of joint venture	(4,767)								(4,767)
Other comprehensive income (loss):
Change in minimum pension liability, net of tax	(26)							(26)
Foreign currency translation adjustment	12,365							12,365
Change in fair value of derivative instruments, net of tax	(308)							(308)
Ending balance at Mar. 31, 2012	1,167,693						1,191,997	(24,304)
Beginning balance at Dec. 31, 2011	1,140,686						1,172,254
Net income (loss)	95,608						95,608
Ending balance at Oct. 31, 2012
Beginning balance at Dec. 31, 2011	1,140,686						1,172,254	(36,335)	4,767
Net income (loss)	113,694
Change in Dean Foods' net investment	(850,373)						(850,373)
Share-based compensation funded by Dean Foods	7,473						7,473
Issuance of common stock in connection with the initial public offering, net of offering costs	367,540		230		367,310
Conversion of Dean Foods' net investment into common stock				1,500	423,462		(424,962)
Share-based compensation post-initial public offering	2,056				2,056
Capital contribution from non-controlling interest	1,932								1,932
Net income (loss) attributable to non-controlling interest	1,279								1,279
Distribution to non-controlling interest due to wind-down of joint venture	(7,978)								(7,978)
Other comprehensive income (loss):
Change in minimum pension liability, net of tax	(999)							(999)
Foreign currency translation adjustment	10,199							10,199
Change in fair value of derivative instruments, net of tax	(553)							(553)
Ending balance at Dec. 31, 2012	784,956		230	1,500	792,828			(27,688)
Beginning balance at Oct. 31, 2012
Net income (loss)	18,086					18,086
Ending balance at Dec. 31, 2012	784,956				792,828	18,086		(27,688)
Net income (loss)	23,998					23,998
Share-based compensation funded by Dean Foods	7,005				7,005
Contributions to equity	34,107				34,107
Other comprehensive income (loss):
Change in minimum pension liability, net of tax	54	[1]						54
Foreign currency translation adjustment	(15,523)							(15,523)
Change in fair value of derivative instruments, net of tax	85	[2]						85
Ending balance at Mar. 31, 2013	$ 834,682		$ 230	$ 1,500	$ 833,940	$ 42,084		$ (43,072)

[1]	The accumulated other comprehensive loss reclassification components are related to amortization of unrecognized actuarial losses and prior service costs which are both included in the computation of net periodic pension cost. See Note 11 "Employee Retirement and Profit Sharing Plans."
[2]	The accumulated other comprehensive loss reclassification components affect cost of sales. See Note 8 "Derivative Financial Instruments."

Condensed Consolidated Statements of Equity (Parenthetical) (USD $) In Thousands, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Tax effect due to Change in minimum pension liability	$ 22	$ 11	$ 506	$ 87	$ 361
Tax effect due to Change in fair value of derivative instruments	44	194	286	134
Accumulated Other Comprehensive Income (Loss) [Member]
Tax effect due to Change in minimum pension liability	22	11	506	87	361
Tax effect due to Change in fair value of derivative instruments	$ 44	$ 194	$ 286	$ 134

Condensed Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income	$ 23,998	$ 31,308	$ 114,973	$ 90,845	$ 70,363
(Income) loss from discontinued operations			(2,056)	27,105	16,686
Gain on sale of discontinued operations, net			(403)	(3,616)	(5,693)
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	19,994	18,233	74,354	67,990	65,765
Share-based compensation expense	7,005	1,919	9,529	6,246	6,788
Amortization of debt issuance costs	603	628	1,030	2,513	2,513
Loss on disposals and other, net	274	2,711	8,617	2,361	2,456
Deferred income taxes	11,491	1,663	(822)	31,020	3,494
Other	87	1,535	4,282	1,618	(82)
Changes in operating assets and liabilities, net of acquisitions/divestitures:
Trade receivables, net	(48,912)	(7,081)	(2,419)	(9,650)	(4,138)
Related party receivables	8,247	610	(6,827)	(444)	1,888
Inventories	(191)	(8,392)	(18,509)	(18,488)	5,797
Prepaid expenses and other assets	5,853	2,679	1,017	(4,030)	1,824
Accounts payable and accrued expenses	(33,622)	(145)	46,039	27,542	9,876
Income taxes payable	(6,009)	(1,051)	10,287	495	64
Net cash provided by operating activities - continuing operations	(11,182)	44,617	239,092	221,507	177,601
Net cash provided by operating activities - discontinued operations			(2,571)	19,054	3,726
Net cash provided by operating activities	(11,182)	44,617	236,521	240,561	181,327
CASH FLOWS FROM INVESTING ACTIVITIES:
Payments for property, plant, and equipment	(20,734)	(20,301)	(102,931)	(126,755)	(50,707)
Proceeds from recoveries			3,356
Proceeds from sale of fixed assets	61,777	224	1,490	710	1,006
Net cash provided by/(used in) investing activities-continuing operations	41,043	(20,077)	(98,085)	(126,045)	(49,701)
Net cash provided by/(used in) investing activities - discontinued operations		(1,708)	5,900	(217)	23,309
Net cash provided by/(used in) investing activities	41,043	(21,785)	(92,185)	(126,262)	(26,392)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from initial public offering, net of offering costs			367,540
Proceeds from the issuance of Term A-1 and Term A-2 facilities			500,000
Payment of deferred financing costs	(16)		(12,403)
Repayment of intercompany notes to Dean Foods			(1,155,000)
Distributions to Dean Foods, net	(2,703)	(12,895)	(130,844)	(109,667)	(114,344)
Payments of capital lease obligations				(100)
Repayment of debt	(3,750)
Proceeds from revolving credit facility	169,550		519,200
Payments for revolving credit facility	(202,300)		(238,650)
Proceeds from receivables -backed facility		63,325	150,735	319,671	142,690
Payments for receivables -backed facility		(61,377)	(166,650)	(303,756)	(142,690)
Capital contribution from (distribution to) non-controlling interest			(6,046)	6,754	7,992
Net cash used in financing activities - continuing operations	(39,219)	(10,947)	(172,118)	(87,098)	(106,352)
Net cash provided by financing activities-discontinued operations			(269)	(498)
Net cash used in financing activities	(39,219)	(10,947)	(172,387)	(87,596)	(106,352)
Effect of exchange rate changes on cash and cash equivalents	(2,674)	1,829	437	(3,528)	(1,237)
(DECREASE) INCREASE IN CASH AND CASH EQUIVALENTS	(12,032)	13,714	(27,614)	23,175	47,346
Cash and cash equivalents, beginning of period	69,373	96,987	96,987	73,812	26,466
Cash and cash equivalents, end of period	57,341	110,701	69,373	96,987	73,812
SUPPLEMENTAL CASH FLOW INFORMATION
Cash paid for interest and financing charges, net of capitalized interest			15,217	15,478	13,307
Cash paid for taxes			45,302	27,420	27,814
Non-cash activity - settlement of allocated portion of Dean Foods' debt			440,255
Non-cash activity - contribution by Dean Foods in exchange for Class B common stock			424,962
Non-cash activity - novation of Dean Foods' interest rate swap liabilities			68,858
Non-cash activity - issuance of intercompany notes to Dean Foods			$ 1,155,000

Business and Basis of Presentation	12 Months Ended
Dec. 31, 2012
Business and Basis of Presentation

1. Business and Basis of Presentation

Business

We are a leading consumer packaged food and beverage company focused on high-growth product categories that are aligned with emerging consumer trends. We manufacture, market, distribute, and sell branded plant-based foods and beverages, coffee creamers and beverages, and premium dairy products throughout North America and Europe. Our brands distributed in North America include Silk plant-based foods and beverages, International Delight and LAND O LAKES coffee creamers and beverages, and Horizon Organic premium dairy products, while our European brands of plant-based foods and beverages include Alpro and Provamel.

Formation of the Company and Initial Public Offering

WWF Operating Company (“WWF Opco”) was a wholly-owned subsidiary of Dean Foods Company (“Dean Foods”). Prior to completion of our initial public offering, WWF Opco held substantially all of the historical assets and liabilities related to the business that we acquired pursuant to the transactions described below.

The WhiteWave Foods Company was incorporated on July 17, 2012 as a wholly-owned subsidiary of Dean Foods to acquire the capital stock of WWF Opco. The Company had nominal assets and no liabilities, and conducted no operations prior to the completion of our initial public offering.

In connection with the our initial public offering, we filed a prospectus pursuant to Rule 424(b) under the Securities Act with the Securities and Exchange Commission on October 26, 2012 (the “Prospectus”). The Prospectus describes the details of our initial public offering and the separation of our business from Dean Foods’ other businesses.

The following transactions occurred in connection with our initial public offering and the separation of our business from Dean Foods’ other businesses:

•

On October 5, 2012, WWF Opco issued a series of intercompany notes to Dean Foods in the aggregate principal amount of $1.155 billion to evidence the payment of a dividend by WWF Opco to Dean Foods. The notes had various maturity dates beginning in October 2013 and continuing until May 2014, and bore interest at a fixed rate of 2.733% per annum. The notes were unsecured and not guaranteed.

•

On October 12, 2012, the Company entered into a credit agreement, among the Company, the subsidiary guarantors listed therein, Bank of America, N.A., as administrative agent, JPMorgan Chase Bank, N.A., as syndication agent, and the other lenders party thereto (the “Credit Agreement”). The Credit Agreement governs the Company’s senior secured credit facilities, which consist of a revolving credit facility in an aggregate principal amount of $850 million and term loan facilities in an aggregate principal amount of $500 million.

•

On October 15, 2012, we amended and restated our certificate of incorporation and by-laws, increased the total number of authorized shares of our capital stock to 2,045,000,000 shares, and created two classes of common stock that have the same economic rights, including with respect to dividends and distributions. Class A common stock is entitled to one vote per share, and Class B common stock is entitled to ten votes per share with respect to all matters submitted to a vote of our stockholders, subject, in the case of the Class B common stock, to reduction in accordance with terms of the amended and restated certificate of incorporation. The common stock held by Dean Foods prior to our initial public offering was reclassified into Class B common stock. Each share of Class B common stock is convertible into one share of Class A common stock at any time at Dean Foods’ election and automatically in certain circumstances. Our capital stock includes 170,000,000 authorized shares of preferred stock.

•

On October 31, 2012, we completed our initial public offering and sold 23,000,000 shares of Class A common stock at a price of $17.00 per share. Prior to completion of our initial public offering, Dean Foods contributed the capital stock of WWF Opco to us in exchange for 150,000,000 shares of our Class B common stock.

•

On October 31, 2012, the Company incurred approximately $885 million in new indebtedness under its senior secured credit facilities and contributed substantially all of the net proceeds to WWF Opco. We also contributed $282 million of the net proceeds from our initial public offering to WWF Opco, which used those proceeds, together with substantially all of the net proceeds under the Credit Agreement, to repay then-outstanding obligations under intercompany notes owed to Dean Foods, as described above.

•

On November 1, 2012, the remaining net proceeds from our initial public offering were used to repay a portion of the indebtedness then outstanding under the revolving portion of our senior secured credit facilities.

•

In connection with our initial public offering, Dean Foods novated to us certain of its interest rate swaps with a notional value of $650 million and a maturity date of March 31, 2017. These swap agreements have fixed interest rates between 2.75% and 3.19%. See Note 10 “Derivative Financial Instruments.”

Basis of presentation

The contribution of WWF Opco to WhiteWave was treated as a reorganization of entities under common control under Dean Foods. As a result, we are retrospectively presenting the consolidated financial position and results of operations of WhiteWave and WWF Opco for all periods presented.

The accompanying consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”). In the opinion of management, all adjustments, consisting principally of normal recurring adjustments, considered necessary for a fair presentation have been included.

For periods prior to the completion of our initial public offering on October 31, 2012, our consolidated financial statements have been prepared on a stand-alone basis and derived from Dean Foods’ consolidated financial statements and accounting records using the historical results of operations and assets and liabilities attributed to our operations, and include allocations of expenses from Dean Foods. Our consolidated and segment results are not necessarily indicative of our future performance and do not reflect what our financial performance would have been had we been a stand-alone public company during the periods presented.

Prior to completion of our initial public offering, Dean Foods provided certain corporate services to us, and costs associated with these functions were allocated to us. These allocations included costs related to corporate services, such as executive management, supply chain, information technology, legal, finance and accounting, investor relations, human resources, risk management, tax, treasury, and other services, as well as stock-based compensation expense attributable to our employees and an allocation of stock-based compensation attributable to employees of Dean Foods. The costs of such services were allocated to us based on the most relevant allocation method to the service provided, primarily based on relative percentage of total net sales, relative percentage of headcount, or specific identification. The total amount of these allocations from Dean Foods was approximately $50.7 million from January 1, 2012 to the date of our initial public offering (which includes $17.5 million of transaction costs related to our initial public offering), and $32.7 million and $36.2 million in the years ended December 31, 2011, and 2010, respectively. These cost allocations are primarily reflected within general and administrative expenses in our consolidated statements of operations as well as classified as “Corporate and other” in Note 15 “Segment, Geographic, and Customer Information.” Management believes the basis on which the expenses have been allocated to be a reasonable reflection of the utilization of services provided to or the benefit received by us during the periods presented. Dean Foods continues to provide many of these services on a transitional basis for a fee.

Upon completion of our initial public offering, we assumed responsibility for the costs of these functions. The allocations may not reflect the expense we would have incurred as a stand-alone public company for the periods presented. Actual costs that may have been incurred if we had been a stand-alone public company would depend on a number of factors, including the chosen organizational structure, what functions were outsourced or performed by employees, and strategic decisions made in certain areas.

Prior to completion of our initial public offering, total equity represented Dean Foods’ interest in our recorded net assets. Dean Foods’ net investment balance represented the cumulative net investment by Dean Foods in us through October 31, 2012, including any prior net income or loss or other comprehensive income or loss attributed to us and contributions received from or distributions made to Dean Foods. Certain transactions between us and other related parties that are wholly-owned subsidiaries of Dean Foods, including allocated expenses and settlement of intercompany transactions, were also included in Dean Foods’ net investment.

Total equity in our consolidated balance sheets includes payables due to affiliates of Dean Foods of $nil and $406.8 million as of December 31, 2012 and 2011, respectively.

We were allocated a portion of Dean Foods’ consolidated debt based on amounts directly incurred by us to fund the acquisition of Alpro in July 2009. Prior to completion of our initial public offering, interest expense had been allocated based on the historical interest rates of the Dean Foods senior secured credit facility during each period presented, as this revolver was drawn to fund the Alpro acquisition. Debt issuance costs were allocated in the same proportion as the debt. In connection with our initial public offering, the allocated portion of the Dean Foods senior secured credit facility was settled as a contribution to our capital from Dean Foods. Management believes the basis of historical allocation for debt, interest expense, and debt issuance costs was reasonable. However, these amounts may not be indicative of the actual amounts that we would have incurred had we been a stand-alone public company for the periods presented. See Note 9 “Debt and Allocated Portion of Dean Foods’ Debt.”

Summary of Significant Accounting Policies	12 Months Ended
Dec. 31, 2012
Summary of Significant Accounting Policies

2. Summary of Significant Accounting Policies

Consolidation

The consolidated financial statements include the accounts of our wholly-owned subsidiaries, as well as those of our 50%-owned joint venture with Hero Group (“Hero”). As we are the primary beneficiary of the joint venture’s variable interests, the financial position and results of operations for the joint venture are consolidated for financial reporting purposes. The resulting non-controlling interest’s share in the equity of the joint venture is presented as a separate component of equity in the consolidated balance sheets and consolidated statements of equity. The net income (loss) attributable to the non-controlling interest is presented in the consolidated statements of operations and the comprehensive income (loss) attributable to the non-controlling interest is presented in the consolidated statements of comprehensive income. See Note 3 “Discontinued Operations and Divestitures.”

All intercompany transactions and balances have been eliminated in consolidation. All transactions and balances between us and other wholly-owned subsidiaries of Dean Foods are reported in the consolidated financial statements. All sales and financing transactions with Dean Foods and its subsidiaries are considered to be settled for cash in the consolidated statement of cash flows at the time the transaction is recorded for periods prior to completion of our initial public offering.

Use of Estimates

The preparation of our consolidated financial statements in conformity with U.S. GAAP requires us to use our judgment to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of net sales and expenses during the reporting period. Actual results could differ from these estimates under different assumptions or conditions.

Cash and Cash Equivalents

As of December 31, 2012 and 2011, cash is comprised of cash held in bank accounts. We consider temporary investments with an original maturity of three months or less to be cash equivalents.

Inventories

Inventories are stated at the lower of cost or market. Our products are valued using the first-in, first-out (“FIFO”) method. The costs of finished goods inventories include raw materials, direct labor, indirect production, and overhead costs. Reserves for obsolete or excess inventory are not material.

Property, Plant, and Equipment

Property, plant, and equipment are stated at acquisition cost, plus capitalized interest on borrowings during the actual construction period of major capital projects. Expenditures for repairs and maintenance that do not improve or extend the life of the assets are expensed as incurred. Depreciation is calculated using the straight-line method over the estimated useful lives of the assets, as follows:

Asset	Useful life
Buildings	15 to 40 years
Machinery and equipment	3 to 20 years
Computer software	3 to 8 years
Leasehold improvements	Over the shorter of the term of the applicable lease agreement or useful life

Goodwill and Intangible Assets

Our goodwill and identifiable intangible assets have resulted from acquisitions. Upon acquisition, the purchase price is first allocated to identifiable assets and liabilities, including customer-related intangible assets and trademarks, with any remaining purchase price recorded as goodwill. Goodwill and trademarks with indefinite lives are not amortized.

A trademark is determined to have an indefinite life if it has a history of strong sales and cash flow performance that we expect to continue for the foreseeable future. If these perpetual trademark criteria are not met, the trademarks are amortized over their expected useful lives. Determining the expected life of a trademark is based on a number of factors including the competitive environment, trademark history, and anticipated future trademark support.

Identifiable intangible assets, other than indefinite-lived trademarks, are typically amortized over the following range of estimated useful lives:

Asset	Useful life
Customer lists and relationships	3 to 15 years
Finite-lived trademarks	5 to 15 years

Impairment

In accordance with accounting standards related to goodwill and other intangibles assets, we do not amortize goodwill and other intangible assets determined to have indefinite useful lives. Instead, we conduct impairment tests on our goodwill and indefinite-lived trademarks annually in the fourth quarter and on an interim basis when circumstances indicate that the carrying value may not be recoverable. To determine whether impairment exists, we primarily utilize a discounted future cash flow analysis.

In evaluating goodwill for impairment, we are permitted under the accounting guidance to first assess qualitative factors to determine whether it is more likely than not (that is, a likelihood of more than 50 percent) that the fair value of a reporting unit is less than its carrying amount. If we conclude that it is not more likely than not that the fair value of a reporting unit is less than its carrying value, then no further testing of the goodwill assigned to the reporting unit is required. However, if we conclude that it is more likely than not that the fair value of a reporting unit is less than its carrying value, we then perform a two-step goodwill impairment test to identify potential goodwill impairment and measure the amount of goodwill impairment to be recognized, if any.

A qualitative assessment of goodwill was performed during 2012. We assessed economic conditions and industry and market considerations, in addition to the overall financial performance of each of our reporting units. Based on the results of our assessment, we determined that it was not more likely than not that any of our reporting units had a carrying value in excess of its fair value. Accordingly, no further goodwill testing was completed. We did not recognize any impairment charges related to goodwill during 2012, 2011, or 2010.

Long-lived assets, including property, plant, and equipment and definite-lived intangible assets, are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable and prior to any goodwill impairment test. Recoverability of assets to be held and used is measured by a comparison of the carrying amount of an asset to future net cash flows expected to be generated by the asset. If the carrying amount of an asset exceeds its estimated future cash flows, an impairment charge is recognized by the amount by which the carrying amount of the asset exceeds the fair value of the asset. There were no indicators of impairment of long-lived assets identified in 2012, 2011, or 2010.

Assets Held For Sale

We classify assets as held for sale when management approves and commits to a formal plan of sale and our expectation is that the sale will be completed within one year. The carrying value of the net assets of the business held for sale are then recorded at the fair market value, less costs to sell. As of December 31, 2012 and 2011, $nil and $3.9 million, respectively, of assets held for sale related to the wind-down of our joint venture with Hero are presented within the consolidated balance sheets and no longer depreciated. See Note 3 “Discontinued Operations and Divestitures.”

Employee Benefit Plans

We participate in Dean Foods’ consolidated defined contribution plan (including various employee savings and profit sharing plans) and contribute to a multiemployer pension plan on behalf of our employees. We also have four separate, stand-alone defined benefit pension plans as a result of the acquisition of Alpro on July 2, 2009, and we contribute to a multiemployer pension plan on behalf of certain of our employees.

We recognize the overfunded or underfunded status of defined benefit pension plans as an asset or liability on our consolidated balance sheets and recognize changes in the funded status in the year in which changes occur, through accumulated other comprehensive income (loss). The funded status is measured as the difference between the fair value of plan assets and benefit obligation (the projected benefit obligation for pension plans). Actuarial gains and losses and prior service costs and credits that have not been recognized as a component of net periodic benefit cost previously are recorded as a component of accumulated other comprehensive income (loss). Plan assets and obligations are measured as of December 31 of each year. See Note 13 “Employee Retirement and Profit Sharing Plans.”

Share-Based Compensation

Certain of our employees participate in two Dean Foods employee equity award plans that are settled in Dean Foods’ common stock. These plans, which are the 1997 Stock Option and Restricted Stock Plan and the Dean Foods Company 2007 Stock Incentive Plan (the “2007 Plan”), provide for grants of stock options, restricted stock units (“RSUs”), and other stock-based awards to employees, officers, and directors. Options and other stock-based awards vest in accordance with provisions set forth in the applicable award agreements. The remaining shares available for grant under the historical plans are granted pursuant to the terms and conditions of the 2007 Plan.

Share-based compensation expense is recognized for Dean Foods’ equity awards granted to our employees over the vesting period based on their grant date fair value. The fair value of option awards is estimated at the date of grant using the Black-Scholes valuation model. The fair value of RSUs is equal to the closing price of Dean Foods’ common stock on the date of the grant. Compensation expense is recognized only for equity awards expected to vest. Dean Foods estimates forfeitures at the date of grant based on its historical experience and future expectations.

On August 7, 2012, the Dean Foods Compensation Committee, the Dean Foods board of directors, and our board of directors approved the terms of our 2012 Stock Incentive Plan (the “2012 SIP”). In connection with our initial public offering, 20 million shares of our Class A common stock were reserved for issuance under the 2012 SIP upon the exercise of future stock options, restricted stock units, or restricted stock that will be issued under our employee benefit plans. The purpose of the plan is to attract and retain non-employee directors, consultants, executive personnel, and other key employees of outstanding ability to motivate them by means of performance related incentives and to enable them to participate in our growth and financial success. Eligibility to participate in the 2012 SIP is limited to our employees (including officers and directors who are employees), non-employee directors, and consultants, and employees, non-employee directors, and consultants of our subsidiaries.

Pursuant to the SIP and in connection with our initial public offering, the Company granted equity to certain of our executive officers and employees (the “IPO Grants”). Share-based compensation expense is recognized over the vesting period based on their grant date fair value. The fair value of option awards is estimated at the date of grant using the Black-Scholes valuation model. The fair value of RSUs is equal to the closing price of our common stock on the date of the grant. Compensation expense is recognized only for equity awards expected to vest. Share-based compensation expense is primarily included within general and administrative expenses. See Note 11 “Share-Based Compensation.”

Effective upon and subject to any transaction, including a spin-off, or other event or occurrence pursuant to which we cease to be a majority-owned subsidiary of Dean Foods (a “Separation Transaction”), the employee matters agreement between us and Dean Foods provides that our workforce will commence participation in share-based compensation plans established and sponsored by us, which will generally provide substantially comparable benefits to those benefits provided to these employees before such Separation Transaction.

Revenue Recognition, Sales Incentives and Trade Accounts Receivable

Sales are recognized when persuasive evidence of an arrangement exists, the price is fixed or determinable, the product has been delivered to the customer, and there is a reasonable assurance of collection of the sales proceeds. Sales are recorded net of allowances for returns, trade promotions, and other discounts. We routinely offer sales incentives and discounts through various regional and national programs to our customers and to consumers. These programs include rebates, shelf-price reductions, in-store display incentives, coupons, and other trade promotional activities. These programs, as well as amounts paid to customers for shelf-space in retail stores, are considered reductions in the price of our products and thus are recorded as reductions to gross sales. Some of these incentives are recorded by estimating incentive costs based on our historical experience and expected levels of performance of the trade promotion. We maintain liabilities at the end of each period for the estimated incentive costs incurred but unpaid for these programs, which are recorded as a reduction in our trade accounts receivable balance. Differences between estimated and actual incentive costs are normally not material and are recognized in earnings in the period such differences are determined.

We generally provide credit terms to customers of net 10 days, from invoice date. We perform ongoing credit evaluations of our customers and maintain allowances for potential credit losses based on our historical experience. Estimated product returns historically have not been material.

Related Party Sales and Fees

Sales to other wholly-owned subsidiaries of Dean Foods of raw materials and the finished products that we manufacture have been reflected as related party sales in our consolidated statements of operations.

In connection with our initial public offering, we entered into an agreement with Morningstar Foods, LLC (“Morningstar”), pursuant to which it transfers back to us responsibility for its sales and associated costs of certain WhiteWave products. Morningstar remits to us the cash representing the net profit collected from these product sales until such time as the sales are transitioned to us. The net effect of the agreement is reflected as related party fees in our consolidated statements of operations. See Note 16 “Related Party Transactions.”

Advertising Expense

We market our products through advertising and other promotional activities, including media and agency. Advertising expense is charged to income during the period incurred, except for expenses related to the development of a major commercial or media campaign which are charged to income during the period in which the advertisement or campaign is first presented to the public. Advertising expense totaled $172.6 million, $138.9 million, and $142.7 million in 2012, 2011, and 2010, respectively. Prepaid advertising was $1.3 million and $1.7 million as of December 31, 2012 and 2011, respectively.

Shipping and Handling Fees

Our shipping and handling costs are included in both cost of sales and selling and distribution expense, depending on the nature of such costs. In cost of sales, we include inventory warehouse costs and product loading and handling costs at Company-owned facilities. Costs associated with shipping products to customers through third-party carriers and third-party inventory warehouse costs are included in selling and distribution expense. Shipping and handling costs totaled $214.1 million, $171.9 million, and $143.3 million in 2012, 2011, and 2010, respectively.

Insurance Accruals

We participate in Dean Foods’ various insurance programs, which consist of selected levels of property and casualty risks, primarily related to employee health care, workers’ compensation claims, and other casualty losses. Many of these potential losses are covered under conventional insurance programs with third-party carriers with high deductible limits. In other areas, Dean Foods is self-insured with stop-loss coverage. Accrued liabilities for incurred but not reported losses related to these retained risks are calculated based upon loss development factors which contemplate a number of factors including claims history and expected trends. These loss development factors are developed by Dean Foods in consultation with external insurance brokers and actuaries.

At December 31, 2012 and 2011, we recorded accrued liabilities related to these retained risks based on specific claims filed by our employees in the amounts of $1.9 million and $3.0 million, respectively, including both current and long-term liabilities.

Effective upon and subject to any Separation Transaction, the employee matters agreement between us and Dean Foods provides that our workforce will commence participation in insurance programs established and sponsored by us, which will generally provide substantially comparable benefits to those benefits provided to these employees before such Separation Transaction.

Research and Development

Our research and development activities primarily consist of generating and testing new product concepts, new flavors, and packaging. Our total research and development expense was $12.3 million, $11.1 million, and $15.4 million for 2012, 2011, and 2010, respectively. Research and development costs are included in general and administrative expenses in our consolidated statements of operations.

Foreign Currency Translation

The financial statements of our foreign subsidiaries are translated to U.S. Dollars. The functional currency of our foreign subsidiaries is generally the local currency of the country. Accordingly, assets and liabilities of the foreign subsidiaries are translated to U.S. Dollars at period-end exchange rates. Income and expense items are translated at the average rates prevailing during the period. Changes in exchange rates that affect cash flows and the related receivables or payables are recognized as transaction gains and losses. Our transaction gains and losses are reflected in general and administrative expense in our consolidated statements of operations. The cumulative translation adjustment in accumulated other comprehensive income (loss) reflects the unrealized adjustments resulting from translating the financial statements of our foreign subsidiaries.

Income Taxes

Income taxes have been prepared on a separate return basis as if the Company was a stand-alone entity. However, as a result of being included in the Dean Foods’ U.S. consolidated federal income tax return and Dean Foods’ payment of domestic taxes, U.S. federal and state current income taxes for periods prior to the completion of our initial public offering on October 31, 2012, are included in Dean Foods’ net investment in the Company’s consolidated balance sheets. Foreign income tax liabilities are paid by the Company and therefore are presented separately. All of our wholly-owned U.S. operating subsidiaries, as well as our proportional share of the operations of our consolidated joint venture, are included in the preparation of our U.S. federal consolidated tax calculation. Our foreign subsidiaries are required to file local jurisdiction income tax returns with respect to their operations, the earnings from which are expected to be reinvested indefinitely. At December 31, 2012, no provision had been made for U.S. federal or state income tax on approximately $96.7 million of accumulated foreign earnings, as they are considered to be indefinitely reinvested. Computation of the potential deferred tax liability associated with these undistributed earnings and other basis differences is not practicable.

Deferred income taxes arise from temporary differences between amounts recorded in the consolidated financial statements and tax bases of assets and liabilities using enacted tax rates in effect for the years in which the differences are expected to reverse. Deferred tax assets, including the benefit of net operating loss and tax credit carryforwards, are evaluated based on the guidelines for realization and are reduced by a valuation allowance if deemed necessary.

We recognize the income tax benefit from an uncertain tax position when it is more likely than not that, based on technical merits, the position will be sustained upon examination, including resolutions of any related appeals or litigation processes. We recognize accrued interest related to uncertain tax positions as a component of income tax expense. Penalties, if incurred, are recognized as a component of operating income.

Recent Accounting Pronouncements

In May 2011, in an effort to assist in the convergence of U.S. GAAP and International Financial Reporting Standards (“IFRS”), the Financial Accounting Standards Board (“FASB”) issued an Accounting Standards Update related to “Fair Value Measurements: Amendments to Achieve Common Fair Value Measurements and Disclosure Requirements in U.S. GAAP and IFRSs.” The standard expands existing disclosure requirements for fair value measurements and makes certain other amendments, including a requirement to categorize, by level in the fair value hierarchy, items that are required to be disclosed, but not measured, at fair value. The standard is effective for fiscal years, and interim periods within those years, beginning after December 15, 2011, and should be applied prospectively. We adopted this standard as of January 1, 2012 and its adoption did not have a material effect on our consolidated financial statements.

In June 2011, the FASB issued an Accounting Standards Update related to “Presentation of Comprehensive Income.” This standard revises the manner in which entities present comprehensive income in their financial statements. The new guidance removes the previously accepted presentation options and requires entities to report components of comprehensive income in either a continuous statement of comprehensive income, or two separate but consecutive statements. The standard is effective for fiscal years, and interim periods within those years, beginning after December 15, 2011, and requires retrospective application for all periods presented in the financial statements. In December 2011, the FASB indefinitely deferred the portion of this standard that requires entities to present reclassification adjustments out of accumulated other comprehensive income by component in both the statement in which net income is presented and the statement in which other comprehensive income is presented. We adopted this standard as of January 1, 2012.

In September 2011, the FASB issued an Accounting Standards Update related to “Testing Goodwill for Impairment.” The new guidance permits entities to make a qualitative assessment of whether it is more likely than not that a reporting unit’s fair value is less than its carrying amount before applying the two-step goodwill impairment test. Unless an entity concludes that it is more likely than not that the fair value of a reporting unit is less than its carrying amount, it would not be required to perform the two-step impairment test for that reporting unit. The standard is effective for annual and interim goodwill impairment tests performed in fiscal years beginning after December 15, 2011, and early adoption is permitted. We adopted this standard as of January 1, 2012 and its adoption did not have a material effect on our consolidated financial statements.

In September 2011, the FASB issued an Accounting Standards Update related to “Compensation Retirement Benefits — Multiemployer Plans.” This standard requires new quantitative and qualitative disclosures for multiemployer pension and other postretirement benefit plans. The objective of the amended disclosure requirements is to provide users with more detailed information about the plans in which we participate. We adopted this standard as of January 1, 2012. See Note 13 “Employee Retirement and Profit Sharing Plans.”

In July 2012, the FASB issued an Accounting Standards Update related to “Testing Indefinite-Lived Intangibles for Impairment.” The purpose of the update is to simplify the guidance for testing indefinite-lived intangible assets for impairment and permits entities to first assess qualitative factors to determine whether it is necessary to perform the quantitative impairment test. Unless an entity determines, through its qualitative assessment, that is more likely than not that an indefinite-lived intangible asset is impaired, it would not be required to calculate the fair value of the asset. This standard is effective for annual and interim impairment tests of indefinite-lived intangible assets performed in fiscal years beginning after September 15, 2012, and early adoption is permitted. We are currently evaluating the impact this standard will have on our annual indefinite-lived asset impairment testing process.

Discontinued Operations and Divestitures	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Discontinued Operations and Divestitures

3. Discontinued Operations and Divestitures

Hero Group (“Hero”) Joint Venture

In the second quarter of 2011, we began evaluating strategic alternatives related to our joint venture with Hero. During the third quarter of 2011, due to continued poor performance by the venture and a desire on our part to invest in core operations, a recommendation was made to, and approved by, the joint venture partners, to wind down the joint venture operations during the fourth quarter of 2011. In conjunction with this action plan, we wrote down the value of the joint venture’s long-lived assets to fair value less costs to sell as of September 30, 2011. At the end of 2012, the Hero joint venture wind down was completed.

3. Discontinued Operations and Divestitures

Divestitures

Hero Joint Venture’s Discontinued Operations

In the second quarter of 2011, we began evaluating strategic alternatives related to our joint venture with Hero. During the third quarter of 2011, due to continued poor performance by the venture and a desire on our part to invest in core operations, a recommendation was made to, and approved by, the joint venture partners to wind down the joint venture operations during the fourth quarter of 2011. In conjunction with this action plan, we wrote down the value of the joint venture’s long-lived assets to fair value less costs to sell as of September 30, 2011. At the end of 2012, the Hero joint venture wind down was completed. Our Hero operations have been classified as discontinued operations in our consolidated financial statements for the years ended December 31, 2012, 2011, and 2010. The following is a summary of the operating results of our discontinued operations:

	Year ended December 31,
	2012	2011	2010
	(In thousands)
Operations:
Net sales	$—	$8,614	$12,873
Income (loss) before income taxes	2,559	(33,100)	(17,470)
Income tax (expense) benefit	(503)	5,995	3,168
Net income (loss)	2,056	(27,105)	(14,302)
Net income (loss) attributable to non-controlling interest	1,279	(16,550)	(8,735)

During 2012 and 2011, Hero made cash contributions to the joint venture of $1.9 and $6.8 million, respectively. As part of the joint venture wind down in 2012, we made distributions of $8.0 million to Hero.

The following is a summary of the joint venture’s assets and liabilities held for sale:

	December 31,
	2012	2011
	(In thousands)
Assets:
Current assets	$—	$3,504
Property, plant, and equipment, net	—	393

Assets held for sale	$—	$3,897

Liabilities:
Accounts payable and accrued expenses	$—	$568
Other liabilities	—	269

Liabilities of disposal groups held for sale	$—	$837

Other Discontinued Operations

During the second quarter of 2010, we committed to a plan to sell the business operations of Rachel’s, which provided organic branded dairy-based chilled yogurt, milk, and related dairy products primarily in the United Kingdom. We completed the sale of our Rachel’s business on August 4, 2010 and recognized a gain of $5.7 million, net of tax.

Our Rachel’s operations have been classified as discontinued operations in our consolidated financial statements for the year ended December 31, 2010.

In September 2011, we recorded an additional gain of $3.6 million on the sale of Rachel’s as a result of working capital cash settlement, and in 2012, we recorded tax expense of $0.2 million related to the gain on sale of Rachel’s. These have been recorded in gain on sale of discontinued operations, net of tax, in our consolidated statements of operations. The following is a summary of Rachel’s operating results included in discontinued operations:

Year ended December 31,
2010
(In thousands)
Operations:
Net sales	$26,319
Loss before income taxes	(3,783)
Income tax benefit	1,399
Net loss	(2,384)

In relation to other prior discontinued operations, we recorded a tax benefit in 2012 of $0.6 million due to the release of a liability for an uncertain tax position. This has been recorded in gain on sale of discontinued operations in our consolidated statements of operations.

Inventories	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Inventories

4. Inventories

Inventories, net of reserves of $2.7 million and $3.3 million at March 31, 2013 and December 31, 2012, respectively, consisted of the following:

	March 31, 2013	December 31 2012
	(In thousands)
Raw materials and supplies	$70,905	$71,548
Finished goods	74,966	75,099

Total	$145,871	$146,647

4. Inventories

Inventories, net of reserves of $3.3 million and $2.3 million at December 31, 2012 and 2011, respectively, consisted of the following:

	December 31,
	2012	2011
	(In thousands)
Raw materials and supplies	$71,548	$66,699
Finished goods	75,099	60,716

Total	$146,647	$127,415

Property, Plant, and Equipment	12 Months Ended
Dec. 31, 2012
Property, Plant, and Equipment

5. Property, Plant, and Equipment

	December 31,
	2012	2011
	(In thousands)
Land	$49,334	$47,531
Buildings	285,190	259,072
Leasehold improvements	9,355	9,355
Machinery and equipment	644,575	542,687
Construction in progress	29,472	54,976

	1,017,926	913,621
Less accumulated depreciation	(393,284)	(326,362)

Total	$624,642	$587,259

Depreciation expense amounted to $71.8 million, $65.4 million, and $63.2 million in 2012, 2011, and 2010, respectively.

For 2012 and 2011, we capitalized $0.5 million and $0.2 million in interest related to Dean Foods’ borrowings during the actual construction period of major capital projects, which is included as part of the cost of the related asset. Other non-cash additions for accrued property, plant, and equipment were $nil and $0.6 million in 2012 and 2011.

Goodwill and Intangible Assets	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Goodwill and Intangible Assets

5. Goodwill and Intangible Assets

The changes in the carrying amount of goodwill for the three months ended March 31, 2013 are as follows:

	North America	Europe	Total
		(In thousands)
Balance at December 31, 2012	$600,316	$165,270	$765,586
Foreign currency translation	—	(4,938)	(4,938)

Balance at March 31, 2013	$600,316	$160,332	$760,648

The gross carrying amount and accumulated amortization of our intangible assets other than goodwill as of March 31, 2013 and December 31, 2012 are as follows:

	March 31,			December 31,
	2013			2012
	Gross carrying amount	Accumulated amortization	Net carrying amount	Gross carrying amount	Accumulated amortization	Net carrying amount`
	(In thousands)
Intangible assets with indefinite lives:
Trademarks (1)	$348,130	$—	$348,130	$350,725	$—	$350,725
Intangible assets with finite lives:
Customer-related and other	37,719	(15,237)	22,482	37,644	(14,714)	22,930
Trademarks	968	(962)	6	968	(962)	6

Total	$386,817	$(16,199)	$370,618	$389,337	$(15,676)	$373,661

(1)	The decrease in the carrying amount of intangible assets between December 31, 2012 and March 31, 2013 is the result of foreign currency translation adjustments.

Amortization expense on finite-lived intangible assets for the three months ended March 31, 2013 and 2012 was $0.7 million and $0.6 million, respectively. Estimated aggregate finite-lived intangible asset amortization expense for the next five years is as follows (in millions):

2013	$2.9
2014	2.9
2015	2.8
2016	2.5
2017	2.5

6. Goodwill and Intangible Assets

The changes in the carrying amount of goodwill for the years ended December 31, 2012 and 2011 are as follows:

	North America	Europe	Total
	(In thousands)
Balance at December 31, 2010	$600,316	$165,675	$765,991
Foreign currency translation	—	(3,655)	(3,655)

Balance at December 31, 2011	$600,316	$162,020	$762,336
Foreign currency translation	—	3,250	3,250

Balance at December 31, 2012	$600,316	$165,270	$765,586

There are no accumulated goodwill impairment charges related to goodwill during 2012, 2011, or 2010.

The gross carrying amount and accumulated amortization of our intangible assets other than goodwill as of December 31, 2012 and 2011 are as follows:

	December 31,
	2012			2011
	Gross carrying amount	Accumulated amortization	Net carrying amount	Gross carrying amount	Accumulated amortization	Net carrying amount
	(In thousands)
Intangible assets with indefinite lives:
Trademarks(1)	$350,725	$—	$350,725	$349,041	$—	$349,041
Intangible assets with finite lives:
Customer-related and other	37,644	(14,714)	22,930	36,593	(12,061)	24,532
Trademarks	968	(962)	6	968	(960)	8

Total	$389,337	$(15,676)	$373,661	$386,602	$(13,021)	$373,581

(1)	The increase in the carrying amount of intangible assets with indefinite lives is the result of foreign currency translation adjustments.

Amortization expense on intangible assets for the years ended December 31, 2012, 2011, and 2010 was $2.5 million, $2.6 million, and $2.6 million, respectively. Estimated intangible asset amortization expense is $2.6 million for 2013 through 2014 and $2.5 million for 2015 through 2017.

Accounts Payable and Accrued Expenses	12 Months Ended
Dec. 31, 2012
Accounts Payable and Accrued Expenses

7. Accounts Payable and Accrued Expenses

Accounts payable and accrued expenses for the years ended December 31, 2012 and 2011 consisted of the following:

	December 31,
	2012	2011
	(In thousands)
Accounts payable	$174,089	$164,251
Payroll and benefits	68,255	37,544
Accrued marketing and advertising	10,241	11,370
Current derivative liability (Note 10)	18,751	—
Other accrued liabilities	24,528	21,882

Total	$295,864	$235,047

Income Taxes	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Income Taxes

6. Income Taxes

Income taxes have been prepared on a separate return basis as if the Company was a stand-alone entity. The Company, however, is included in the Dean Foods’ U.S. consolidated federal income tax return and also files some U.S. state income tax returns on a combined basis with Dean Foods. Our foreign subsidiaries file local income tax returns in the jurisdictions in which they operate.

For each interim period, the Company estimates the effective tax rate expected to be applicable for the full year and applies that rate to income from continuing operations before income taxes for the period. Additionally, the Company records discrete income tax items in the period in which they are incurred.

Income tax expense was recorded at an effective rate of 36.0% and 33.5% in the three months ended March 31, 2013 and 2012, respectively. The effective tax rate for the period ending March 31, 2013 increased as a result of state tax audit proceedings and other tax adjustments. Generally, our effective tax rate varies primarily based on our profitability level and the relative earnings of our segments.

8. Income Taxes

Income taxes have been prepared on a separate return basis as if the Company was a stand-alone entity. The Company, however, is included in the Dean Foods’ U.S. consolidated federal income tax return and also files some U.S. state income tax returns on a combined basis with Dean Foods. Our foreign subsidiaries file local income tax returns in the jurisdictions in which they operate.

Income from continuing operations before income taxes is comprised of the following:

	Year ended December 31,
	2012	2011	2010
	(In thousands)
Domestic	$149,417	$138,410	$91,968
Foreign	19,955	28,013	22,547

Income from continuing operations before income taxes	$169,372	$166,423	$114,515

Income tax expense consists of the following components:

	Year Ended December 31
	2012(1)	2011(2)	2010(3)
	(In thousands)
Current income taxes:
Federal	$45,121	$15,737	$20,859
State	8,581	5,411	1,185
Foreign	2,394	430	1,832

Total current income tax expense	56,096	21,578	23,876

Deferred income taxes:
Federal	3,454	28,954	10,545
State	(636)	2,551	(2,709)
Foreign	(2,056)	(994)	1,447

Total deferred income tax expense	762	30,511	9,283

Total income tax expense	$56,858	$52,089	$33,159

(1)	Excludes $0.1 million in income tax expense related to discontinued operations.
(2)	Excludes $5.5 million in income tax benefit related to discontinued operations.
(3)	Excludes $10.2 million in income tax benefit related to discontinued operations.

The following is a reconciliation of income tax expense computed at the U.S. federal statutory tax rate to income tax expense reported in our consolidated statements of operations:

	Year ended December 31,
	2012		2011		2010
	Amount	Percentage	Amount	Percentage	Amount	Percentage
	(In thousands, except percentages)
Tax expense at statutory rate of 35%	$59,280	35.0%	$58,248	35.0%	$40,080	35.0%
State income taxes	6,757	4.0%	5,809	3.5%	3,857	3.4%
Foreign taxes versus U.S. statutory rate	(6,008)	(3.5)%	(7,710)	(4.6)%	(4,272)	(3.7)%
Transaction costs	4,489	2.7%	—	0.0%	—	0.0%
U.S. manufacturing deduction	(3,603)	(2.1)%	(1,082)	(0.7)%	(942)	(0.8)%
Audit settlements and statute of limitation lapses	(1,419)	(0.8)%	(3,413)	(2.1)%	(2,885)	(2.5)%
Deferred tax rate adjustments	(1,942)	(1.1)%	(234)	(0.1)%	(2,902)	(2.5)%
Other	(696)	(0.6)%	471	0.3%	223	0.1%

Total	$56,858	33.6%	$52,089	31.3%	$33,159	29.0%

In the table above, the amounts for audit settlements and statute of limitation lapses and deferred tax rate adjustments include amounts related to state and foreign income taxes.

The tax effects of temporary differences giving rise to deferred income tax assets (liabilities) were:

	December 31,
	2012(1)	2011(2)
	(In thousands)
Deferred income tax assets:
Derivative instruments	$24,861	$—
Accrued liabilities	6,844	4,754
Share-based compensation	6,578	8,876
Net operating loss carryforwards	5,459	4,804
Inventories	4,140	3,810
Receivables	3,303	3,549
Other	1,574	2,212
Valuation allowances	(524)	(528)

	52,235	27,477

Deferred income tax liabilities:
Intangible assets	(139,062)	(162,294)
Property, plant and equipment	(110,414)	(108,868)

	(249,476)	(271,162)

Net deferred income tax liability	$(197,241)	$(243,685)

(1)	Includes $1.2 million of deferred tax assets related to uncertain tax positions.
(2)	Includes $1.9 million of deferred tax assets related to uncertain tax positions.

The net deferred income tax assets (liabilities) shown above are classified in our consolidated balance sheets as follows:

	December 31,
	2012	2011
	(In thousands)
Current assets	$21,044	$10,621
Noncurrent liabilities	(218,285)	(254,306)

Total	$(197,241)	$(243,685)

At December 31, 2012, we had $5.5 million of tax-effected state and foreign net operating loss carryforwards, some of which are subject to certain limitations and begin to expire in 2013. A valuation allowance of $0.5 million has been established because we do not believe it is more likely than not that all of the deferred tax assets related to these state and foreign net operating loss carryforwards will be realized prior to expiration.

The following is a reconciliation of gross unrecognized tax benefits, including interest, recorded in our consolidated balance sheets:

	2012	2011	2010
	(In thousands)
Balance at January 1	$12,573	$39,862	$44,563
Increases in tax positions for current year	20	772	173
Increases in tax positions for prior years	459	1,086	885
Decreases in tax positions for prior years	(608)	(28,451)	(5,331)
Settlement of tax matters	(834)	(696)	(428)
Lapse of applicable statutes of limitations	(1,177)	—	—

Balance at December 31	$10,433	$12,573	$39,862

The unrecognized tax benefits shown above are classified in our consolidated balance sheets as follows:

	December 31,
	2012	2011
	(In thousands)
Accrued expenses	$360	$943
Other long-term liabilities	10,073	11,630

Total	$10,433	$12,573

Due to the closing of taxing authority examinations, resulting in no changes to tax returns as filed, the majority of the unrecognized tax benefits acquired in the Alpro acquisition in 2009 were recognized by the Company in 2011.

Of the balance of unrecognized tax benefits at December 31, 2012, $4.3 million would impact our effective tax rate, and $4.9 million would be offset by tax benefits associated with potential transfer pricing adjustments, if recognized. The remaining $1.2 million represents tax positions for which the ultimate deductibility is highly certain but for which there is uncertainty about the timing of such deductibility. Due to the impact of deferred income tax accounting, the disallowance of the shorter deductibility period would not affect our effective tax rate but would accelerate payment of cash to the applicable taxing authority. We do not expect any material changes to our liability for uncertain tax positions during the next 12 months.

We recognize accrued interest related to uncertain tax positions as a component of income tax expense. Penalties, if incurred, are recorded in general and administrative expenses in our consolidated statements of operations. Income tax expense for 2012, 2011, and 2010 included interest benefit, net of tax of $0.6 million, $nil, and $0.5 million, respectively. Our liability for uncertain tax positions included accrued interest of $0.3 million and $1.1 million at December 31, 2012 and 2011, respectively.

Dean Foods’ U.S. consolidated income tax returns for 2009 through 2011 are under examination by the Internal Revenue Service and the 2007 tax return is under examination with a limited scope. State income tax returns are generally subject to examination for a period of three to five years after filing. We have various state and foreign income tax returns in the process of examination, appeals or settlement.

Debt and Allocated Portion of Dean Foods' Debt	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Debt and Allocated Portion of Dean Foods' Debt

7. Debt and Allocated Portion of Dean Foods’ Debt

Our outstanding debt as of March 31, 2013 and December 31, 2012 consisted of the following:

	March 31, 2013			December 31, 2012
	Amount outstanding	Interest rate		Amount outstanding	Interest rate
	(In thousands, except percentages)
Senior secured credit facilities	$744,050	2.04	%*	$780,550	2.20	%*
Less current portion	(15,000)			(15,000)

Total long-term debt	$729,050			$765,550

*	Represents a weighted average rate, including applicable interest rate margins, for the senior secured revolving credit facility, Term Loan A-1, and Term Loan A-2.

The scheduled maturities of long-term debt at March 31, 2013, were as follows (in thousands):

	Total	Term Loan A -1	Term Loan A-2	Revolving Credit Facility
2013	$11,250	$9,375	$1,875	$—
2014	15,000	12,500	2,500	—
2015	21,250	18,750	2,500	—
2016	21,250	18,750	2,500	—
2017	437,800	187,500	2,500	247,800
Thereafter	237,500	—	237,500	—

Total outstanding debt	$744,050	$246,875	$249,375	$247,800

Allocated Portion of Dean Foods’ Debt (Senior Secured Credit Facility)

On July 2, 2009, we were allocated $440.3 million from the Dean Foods senior secured credit facility to fund our acquisition of Alpro. Prior to completion of our initial public offering, interest expense had been allocated based on the historical interest rates of the Dean Foods senior secured credit facility and totaled $3.0 million in the three months ended March 31, 2012. Debt issuance costs were allocated in the same proportion as debt and recorded as a non-current asset included in our consolidated balance sheets. Upon completion of our initial public offering, the principal balances associated with this allocated portion of the Dean Foods senior secured credit facility were settled as a contribution to our capital from Dean Foods. Our guarantee of Dean Foods’ senior secured credit facility also terminated upon completion of our initial public offering. See Note 14 “Related Party Transactions — Guarantees.”

Senior Secured Credit Facilities

On October 12, 2012, we entered into a credit agreement, among us, the subsidiary guarantors listed therein, Bank of America, N.A., as administrative agent, JPMorgan Chase Bank, N.A., as syndication agent, and the other lenders party thereto. The Credit Agreement governs our senior secured credit facilities, which consist of a five-year revolving credit facility in a principal amount of $850 million, an original five-year $250 million term loan A-1, and an original seven-year $250 million term loan A-2. The revolving credit facility makes available up to $75 million of letters of credit and up to $75 million of swing line loans. On October 31, 2012, we incurred approximately $885 million in indebtedness under these facilities and subsequently used the remaining net proceeds from our initial public offering to repay a portion of the revolving credit facility. We also capitalized $12.4 million of deferred financing fees, which will be amortized over the term of the respective credit or term loan facility. Deferred financing fees are included in identifiable intangible and other assets on our unaudited condensed consolidated balance sheets.

The terms of the senior secured credit facilities include the following:

•	maturity on October 31, 2017 for the term loan A-1 and revolving credit facility and October 31, 2019 for the term loan A-2 facility;

•

required annual amortization repayment in quarterly installments of the following amounts on the original $250 million term loan A-1 facility: $12.5 million in 2013 and 2014, $18.75 million in 2015 and 2016, and $25.0 million in 2017 with the balance at maturity, and, in the case of the original $250 million term loan A-2 facility, $2.5 million in 2013 through 2019 with the balance at maturity;

•	an accordion feature allowing, under certain circumstances, the maximum principal amount of the senior secured credit facilities to be increased by up to $500 million, subject to lender commitments;

•	mandatory prepayments in the event of certain asset sales and receipt of insurance proceeds;

•

customary affirmative and negative covenants for agreements of this type, including delivery of financial and other information, compliance with laws, further assurances, and limitations with respect to indebtedness, liens, fundamental changes, restrictive agreements, dispositions of assets, acquisitions and other investments, sale leaseback transactions, conduct of business, transactions with affiliates, and restricted payments; and

•

financial covenants pertaining to (a) a maximum consolidated net leverage ratio initially set at 4.25 to 1.00 and stepping down to 4.00 to 1.00 beginning March 31, 2014 and then 3.75 to 1.00 beginning March 31, 2015 and thereafter (subject to our right to increase such ratio by 0.50 to 1.00, but not to exceed 4.50 to 1.00, for the next four fiscal quarters following any permitted acquisition for which the purchase consideration equals or exceeds $50 million) and (b) a minimum consolidated interest coverage ratio set at 3.00 to 1.00.

The senior secured credit facilities are secured by security interests and liens on substantially all of our assets and the assets of our domestic subsidiaries. The senior secured credit facilities are guaranteed by our material domestic subsidiaries. Borrowings under our senior secured credit facilities currently bear interest at a rate of LIBOR plus 1.75% per annum or, in the case of the $250 million term loan A-2 facility, LIBOR plus 2.00% per annum. As of March 31, 2013, we were in compliance with all debt covenants.

Receivables-Backed Facility

In 2004, we began participating in Dean Foods’ receivables-backed facility. We sold certain of our accounts receivable to a wholly-owned entity that is intended to be bankruptcy-remote. The entity transferred the receivables to third-party asset-backed commercial paper conduits sponsored by major financial institutions. The securitization was treated as borrowing for accounting purposes. We were the beneficiary and obligor for all borrowings and repayments under our portion of the Dean Foods facility. On September 28, 2011, Dean Foods amended the terms of the agreement to extend the liquidity termination date to September 25, 2013, to include the ability to issue letters of credit of up to $300 million under the facility, and to amend certain other terms.

In the three months ended March 31, 2012, we borrowed $63.3 million and subsequently repaid $61.4 million under the facility. Effective September 1, 2012, we are no longer a participant in the Dean Foods receivables securitization program. Receivables sold by us to the entity on or prior to August 31, 2012 will continue to be collected by Dean Foods; however, any receivables generated by us subsequent to September 1, 2012 will not be sold into the receivables program.

Alpro Revolving Credit Facility

Our Alpro operations have access to a multi-currency revolving credit facility with a borrowing capacity of €1 million (or its currency equivalent). The facility is unsecured and is guaranteed by various Alpro subsidiaries. Use of the proceeds under the facility is for working capital and other general corporate purposes of Alpro. The subsidiary revolving credit facility is available for the issuance of up to €1 million (or its currency equivalent) of letters of credit. On July 10, 2012, we renewed this facility under substantially similar terms. No principal payments are due under the subsidiary revolving credit facility until maturity on July 10, 2013. At March 31, 2013 and December 31, 2012, there were no outstanding borrowings under the facility.

9. Debt and Allocated Portion of Dean Foods’ Debt

	December 31,
	2012			2011
	Amount outstanding	Interest rate		Amount outstanding	Interest rate
	(In thousands, except percentages)
Allocated portion of Dean Foods debt:
Senior secured credit facility	$—			$440,255	3.00%

	—			440,255
The WhiteWave Foods Company debt obligations:
Senior secured credit facilities	780,550	2.20	%*	—
Receivables-backed facility	—			15,916	1.31%

	780,550			15,916

	780,550			456,171
Less current portion	(15,000)			—

Total long-term debt	$765,550			$456,171

*	Represents a weighted average rate, including applicable interest rate margins, for the senior secured revolving credit facility, Term Loan A-1, and Term Loan A-2.

The scheduled maturities of long-term debt at December 31, 2012, were as follows (in thousands):

	Total	Term Loan A-1	Term Loan A-2	Revolving Credit Facility
2013	$15,000	$12,500	$2,500	$—
2014	15,000	12,500	2,500	—
2015	21,250	18,750	2,500	—
2016	21,250	18,750	2,500	—
2017	470,550	187,500	2,500	280,550
Thereafter	237,500	—	237,500	—

Total outstanding debt	$780,550	$250,000	$250,000	$280,550

Allocated Portion of Dean Foods’ Debt (Senior Secured Credit Facility)

On July 2, 2009, we were allocated $440.3 million from the Dean Foods senior secured credit facility to fund our acquisition of Alpro. Prior to completion of our initial public offering, interest expense had been allocated based on the historical interest rates of the Dean Foods senior secured credit facility and totaled $9.9 million, $13.2 million, and $13.0 million in 2012, 2011, and 2010, respectively. Debt issuance costs were allocated in the same proportion as debt and recorded as a non-current asset included in our consolidated balance sheets. Upon completion of our initial public offering, the principal balances associated with this allocated portion of the Dean Foods senior secured credit facility were settled as a contribution to our capital from Dean Foods. Our guarantee of Dean Foods’ senior secured credit facility also terminated upon completion of our initial public offering. See Note 16 “Related Party Transactions — Guarantees.”

Senior Secured Credit Facilities

On October 12, 2012, we entered into a credit agreement, among us, the subsidiary guarantors listed therein, Bank of America, N.A., as administrative agent, JPMorgan Chase Bank, N.A., as syndication agent, and the other lenders party thereto. The Credit Agreement governs our senior secured credit facilities, which consist of a five-year revolving credit facility in a principal amount of $850 million, a five-year $250 million term loan A-1, and a seven-year $250 million term loan A-2. The revolving credit facility makes available up to $75 million of letters of credit and up to $75 million of swing line loans. On October 31, 2012, we incurred approximately $885 million in indebtedness under these facilities and subsequently used the remaining net proceeds from our initial public offering to repay a portion of the revolving credit facility. We have also capitalized $12.4 million of deferred financing fees, which will be amortized over the term of the respective credit or term loan facility. Deferred financing fees are included in identifiable intangible and other assets on our consolidated balance sheet.

The terms of the senior secured credit facilities include the following:

•	maturity on October 31, 2017 for the term loan A-1 and revolving credit facility and October 31, 2019 for the term loan A-2 facility;

•

required amortization repayment in quarterly installments of the following amounts on the $250 million term loan A-1 facility: $12.5 million in 2013 and 2014, $18.75 million in 2015 and 2016, and $25.0 million in 2017 with the balance at maturity, and, in the case of the $250 million term loan A-2 facility, $2.5 million in 2013 through 2019 with the balance at maturity;

•	an accordion feature allowing, under certain circumstances, the maximum principal amount of the senior secured credit facilities to be increased by up to $500 million, subject to lender commitments;

•	mandatory prepayments in the event of certain asset sales and receipt of insurance proceeds;

•

customary affirmative and negative covenants for agreements of this type, including delivery of financial and other information, compliance with laws, further assurances, and limitations with respect to indebtedness, liens, fundamental changes, restrictive agreements, dispositions of assets, acquisitions and other investments, sale leaseback transactions, conduct of business, transactions with affiliates, and restricted payments; and

•

financial covenants pertaining to (a) a maximum consolidated net leverage ratio initially set at 4.25 to 1.00 and stepping down to 4.00 to 1.00 beginning March 31, 2014 and then to 3.75 to 1.00 beginning March 31, 2015 and thereafter (subject to our right to increase such ratio by 0.50 to 1.00, but not to exceed 4.50 to 1.00, for the next four fiscal quarters following any permitted acquisition for which the purchase consideration equals or exceeds $50 million) and (b) a minimum consolidated interest coverage ratio set at 3.00 to 1.00.

The senior secured credit facilities are secured by security interests and liens on substantially all of our assets and the assets of our domestic subsidiaries. The senior secured credit facilities are guaranteed by our material domestic subsidiaries. Borrowings under our senior secured credit facilities currently bear interest at a rate of LIBOR plus 1.75% per annum or, in the case of the $250 million term loan A-2 facility, LIBOR plus 2.00% per annum. As of December 31, 2012, we were in compliance with all debt covenants.

Receivables-Backed Facility

In 2004, we began participating in Dean Foods’ receivables-backed facility. We sold certain of our accounts receivable to a wholly-owned entity that is intended to be bankruptcy-remote. The entity transferred the receivables to third-party asset-backed commercial paper conduits sponsored by major financial institutions. The securitization was treated as borrowing for accounting purposes. We were the beneficiary and obligor for all borrowings and repayments under our portion of the Dean Foods facility. On September 28, 2011, Dean Foods amended the terms of the agreement to extend the liquidity termination date to September 25, 2013, to include the ability to issue letters of credit of up to $300 million under the facility, and to amend certain other terms.

During 2012, we borrowed $150.7 million and subsequently repaid $166.7 million under the facility. In connection with our initial public offering, effective September 1, 2012, we are no longer a participant in the Dean Foods receivables securitization program. Receivables sold by us to the entity on or prior to August 31, 2012 will continue to be collected by Dean Foods; however, any receivables generated by us subsequent to September 1, 2012 will not be sold into the receivables securitization program.

Alpro Revolving Credit Facility

On July 2, 2009, our then newly-acquired Alpro operations entered into a two-year multi-currency revolving credit facility for borrowings in an amount not to exceed €20 million (or its currency equivalent). In December, 2009, we reduced the facility to an amount not to exceed €10 million (or its currency equivalent). On July 8, 2011, we renewed this facility for one year and further reduced the facility to an amount not to exceed €1 million (or its currency equivalent). The facility is unsecured and is guaranteed by various Alpro subsidiaries. Use of proceeds under the facility is for working capital and other general corporate purposes of Alpro. The subsidiary revolving credit facility is available for the issuance of up to €1 million (or its currency equivalent) of letters of credit. At December 31, 2012 and 2011, there were no outstanding borrowings under this facility. On July 10, 2012, we renewed this facility under substantially similar terms. No principal payments are due under the subsidiary revolving credit facility until maturity on July 10, 2013.

Derivative Financial Instruments	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Derivative Financial Instruments

8. Derivative Financial Instruments

Interest Rates

In connection with our initial public offering, on October 31, 2012, Dean Foods novated to us certain of its interest rate swaps (the “2017 swaps”) with a notional value of $650 million and a maturity date of March 31, 2017. We are now the sole counterparty to the financial institutions under these swap agreements and are directly responsible for any required future settlements, and the sole beneficiary of any future receipts of funds, pursuant to their terms. We are subject to market risk with respect to changes in the underlying benchmark interest rate that impact the fair value of the interest rate swaps.

The following table summarizes the terms of the interest rate swap agreements as of March 31, 2013:

Fixed Interest Rates	Expiration Date	Notional Amount
		(In thousands)
2.75% to 3.19%	March 31, 2017	$650,000

We have not designated such contracts as hedging instruments; therefore, the interest rate swap agreements are marked to market at the end of each reporting period and a derivative asset or liability is recorded on our unaudited condensed consolidated balance sheet. Losses on these contracts were immaterial for the three months ended March 31, 2013 and are recorded in other (income) expense in our unaudited condensed consolidated statements of operations. A summary of these open swap agreements recorded at fair value in our consolidated balance sheets at March 31, 2013 and December 31, 2012 is included in the table below.

Credit risk under these arrangements is believed to be remote as the counterparties to the interest rate swap agreements are major financial institutions; however, if any of the counterparties to the swap agreements become unable to fulfill their obligation, we may lose the financial benefits of these arrangements.

Commodities

We are exposed to commodity price fluctuations, including milk, organic and non-genetically modified (“non-GMO”) soybeans, almonds, butterfat, sweeteners, and other commodity costs used in the manufacturing, packaging, and distribution of our products, including utilities, natural gas, resin, and diesel fuel. To secure adequate supplies of materials and bring greater stability to the cost of ingredients and their related manufacturing, packaging, and distribution, we routinely enter into forward purchase contracts and other purchase arrangements with suppliers. Under the forward purchase contracts, we commit to purchasing agreed-upon quantities of ingredients and commodities at agreed-upon prices at specified future dates. The outstanding purchase commitment for these commodities at any point in time typically ranges from one month’s to one year’s anticipated requirements, depending on the ingredient or commodity. The majority of these contracts are considered normal purchases.

Foreign Currency

Our international operations represented approximately 24% and 17% of our long-lived assets and net sales, respectively, as of and for the three months ended March 31, 2013. Sales in foreign countries, as well as certain expenses related to those sales, are transacted in currencies other than our reporting currency, the U.S. Dollar. Our foreign currency exchange rate risk is primarily limited to the Euro and the British Pound. We may, from time to time, employ derivative financial instruments to manage our exposure to fluctuations in foreign currency rates or enter into forward currency exchange contracts to hedge our net investment and intercompany payable or receivable balances in foreign operations.

As of March 31, 2013 and December 31, 2012, derivatives recorded at fair value in our unaudited condensed consolidated balance sheets were as follows:

	Derivative assets		Derivative liabilities
	March 31, 2013	December 31, 2012	March 31, 2013	December 31, 2012
	(In thousands)
Derivatives designated as Hedging Instruments
Foreign currency contracts—current (1)	$—	$—	$126	$489
Derivatives not designated as Hedging Instruments
Interest rate swap contracts—current (1)	—	—	18,288	18,262
Interest rate swap contracts—noncurrent (2)	—	—	44,118	48,669

Total derivatives	$—	$—	$62,532	$67,420

(1)	Derivative assets and liabilities that have settlement dates equal to or less than 12 months from the respective balance sheet date were included in other current assets and accounts payable and accrued expenses, respectively, in our unaudited condensed consolidated balance sheets.
(2)	Derivative liabilities that have settlement dates greater than 12 months from the respective balance sheet date were included in other long-term liabilities in our unaudited condensed consolidated balance sheets.

We recognized a gain of $0.8 million and a loss of $0.2 million for the three months ended March 31, 2013 and 2012, respectively, on our foreign currency contracts. These gains and losses are recorded in cost of sales in our unaudited condensed consolidated statements of operations.

Based on current commodity prices and exchange rates, we estimate that $0.1 million of hedging activity related to our foreign currency contracts will be reclassified from accumulated other comprehensive income into income within the next 12 months.

Fair Value Measurements

Fair value is an exit price, representing the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants. As such, fair value is a market-based measurement that should be determined based on assumptions that market participants would use in pricing an asset or liability. As a basis for considering assumptions, we follow a three-tier fair value hierarchy, which prioritizes the inputs used in measuring fair value as follows:

•	Level 1 — Quoted prices for identical instruments in active markets.

•

Level 2 — Quoted prices for similar instruments in active markets, quoted prices for identical or similar instruments in markets that are not active and model-derived valuations, in which all significant inputs are observable in active markets.

•	Level 3 — Unobservable inputs in which there is little or no market data, which require the reporting entity to develop its own assumptions.

A summary of our derivative assets and liabilities measured at fair value on a recurring basis as of March 31, 2013 and December 31, 2012 is as follows:

	Fair value as of March 31, 2013	Level 1	Level 2	Level 3
	(In thousands)
Liability—Foreign currency contracts	$126	$—	$126	$—
Liability—Interest rate swap contracts	62,406	—	62,406	—

	Fair value as of December 31, 2012	Level 1	Level 2	Level 3
	(In thousands)
Liability—Foreign currency contracts	$489	$—	$489	$—
Liability—Interest rate swap contracts	66,931	—	66,931	—

The fair value of our interest rate swaps is determined based on the notional amounts of the swaps and the forward LIBOR curve relative to the fixed interest rates under the swap agreements. The fair value of our foreign currency contracts is based on the notional amounts and rates under the contracts and observable market forward exchange rates. We classify these instruments in Level 2 because quoted market prices can be corroborated utilizing observable benchmark market rates at commonly quoted intervals and observable market transactions of spot currency rates and forward currency prices. We did not significantly change our valuation techniques from prior periods.

Due to their near-term maturities, the carrying amounts of trade accounts receivable and accounts payable are considered equivalent to fair value. In addition, because the interest rates on our senior secured credit facilities are variable, their fair values approximate their carrying values.

10. Derivative Financial Instruments

Interest Rates

In connection with our initial public offering, on October 31, 2012, Dean Foods novated to us certain of its interest rate swaps (the “2017 swaps”) with a notional value of $650 million and a maturity date of March 31, 2017. We are now the sole counterparty to the financial institutions under these swap agreements and are directly responsible for any required future settlements, and the sole beneficiary of any future receipts of funds, pursuant to their terms. We are subject to market risk with respect to changes in the underlying benchmark interest rate that impact the fair value of the interest rate swaps.

The following table summarizes the terms of the interest rate swap agreements as of December 31, 2012:

Fixed Interest Rates	Expiration Date	Notional Amount
		(In thousands)
2.75% to 3.19%	March 31, 2017	$650,000

We have not designated such contracts as hedging instruments; therefore, the interest rate swap agreements are marked to market at the end of each reporting period and a derivative asset or liability is recorded on our consolidated balance sheet. A summary of these open swap agreements recorded at fair value in our consolidated balance sheet at December 31, 2012 is included in the table below.

Foreign Currency

Our international operations represented approximately 25% and 16% of our long-lived assets and net sales, respectively, as of and for the year ended December 31, 2012. Sales in foreign countries, as well as certain expenses related to those sales, are transacted in currencies other than our reporting currency, the U.S. Dollar. Our foreign currency exchange rate risk is primarily limited to the Euro and the British Pound. We may, from time to time, employ derivative financial instruments to manage our exposure to fluctuations in foreign currency rates or enter into forward currency exchange contracts to hedge our net investment and intercompany payable or receivable balances in foreign operations.

During the second quarter of 2012, we repatriated approximately €55.0 million from our foreign operations to Dean Foods. We entered into forward contracts to purchase $71 million to mitigate potential currency fluctuations as we took steps to mobilize these funds. These derivative instruments were not designated as hedging instruments, and changes in fair value of the instruments were recognized immediately in other operating (income) expense in our audited consolidated statements of operations. We recognized a net gain of $0.6 million related to these instruments during the year ended December 31, 2012. These gains were substantially offset by foreign currency losses related to an intercompany note that was repaid as part of the cash repatriation transaction.

As of December 31, 2012 and 2011, derivatives recorded at fair value in our consolidated balance sheets were as follows:

	December 31,
	Derivative assets		Derivative liabilities
	2012	2011	2012	2011
	(In thousands)
Derivatives designated as Hedging Instruments
Foreign currency contracts — current(1)	$—	$411	$489	$—
Derivatives not designated as Hedging Instruments
Interest rate swap contracts — current(1)	—	—	18,262	—
Interest rate swap contracts — noncurrent(2)	—	—	48,669	—

Total derivatives	$—	$411	$67,420	$—

(1)	Derivative assets and liabilities that have settlement dates equal to or less than 12 months from the respective balance sheet date were included in other current assets and accounts payable and accrued expenses, respectively, in our consolidated balance sheets.
(2)	Derivative liabilities that have settlement dates greater than 12 months from the respective balance sheet date were included in other long-term liabilities in our consolidated balance sheets.

Gains and losses on derivatives designated as cash flow hedges reclassified from accumulated other comprehensive income into income were as follows:

	Year ended December 31,
	2012	2011	2010
	(In thousands)
(Gains)/losses on foreign currency contracts(1)	$(320)	$101	$—

(1)	Recorded in cost of sales in our consolidated statements of operations.

Based on current exchange rates we estimate that $0.5 million of hedging activity related to our foreign currency contracts will be reclassified from accumulated other comprehensive income to income within the next 12 months.

Commodities

We are exposed to commodity price fluctuations, including milk, organic and non-genetically modified (“non-GMO”) soybeans, almonds, butterfat, sweeteners, and other commodity costs used in the manufacturing, packaging, and distribution of our products, including utilities, natural gas, resin, and diesel fuel. To secure adequate supplies of materials and bring greater stability to the cost of ingredients and their related manufacturing, packaging, and distribution, we routinely enter into forward purchase contracts and other purchase arrangements with suppliers. Under the forward purchase contracts, we commit to purchasing agreed-upon quantities of ingredients and commodities at agreed-upon prices at specified future dates. The outstanding purchase commitment for these commodities at any point in time typically ranges from one month’s to one year’s anticipated requirements, depending on the ingredient or commodity. The majority of these contracts are considered normal purchases.

Fair Value Measurements

Fair value is an exit price, representing the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants. As such, fair value is a market-based measurement that should be determined based on assumptions that market participants would use in pricing an asset or liability. As a basis for considering assumptions, we follow a three-tier fair value hierarchy, which prioritizes the inputs used in measuring fair value as follows:

•	Level 1 — Quoted prices for identical instruments in active markets.

•

Level 2 — Quoted prices for similar instruments in active markets, quoted prices for identical or similar instruments in markets that are not active, and model-derived valuations, in which all significant inputs are observable in active markets.

•	Level 3 — Unobservable inputs in which there is little or no market data, which require the reporting entity to develop its own assumptions.

A summary of our derivative assets and liabilities measured at fair value on a recurring basis as of December 31, 2012 and 2011 is as follows:

	Fair value as of December 31, 2012	Level 1	Level 2	Level 3
	(In thousands)
Liability — Foreign currency contracts	$489	$—	$489	$—
Liability — Interest rate swap contracts	66,931	—	66,931	—

	Fair value as of December 31, 2011	Level 1	Level 2	Level 3
	(In thousands)
Asset — Foreign currency contracts	$411	$—	$411	$—
Liability — Interest rate swap contracts	—	—	—	—

The fair value of our foreign currency contracts is based on the notional amounts and rates under the contracts and observable market forward exchange rates. We classify these instruments in Level 2 because quoted market prices can be corroborated utilizing observable benchmark market rates at commonly quoted intervals and observable market transactions of spot currency rates and forward currency prices. We did not significantly change our valuation techniques from prior periods.

Due to their near-term maturities, the carrying amounts of trade accounts receivable and accounts payable are considered equivalent to fair value. In addition, because the interest rates on the Dean Foods senior secured credit facility and our senior secured credit facilities are variable, their fair values approximate their carrying values.

Share-Based Compensation	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Share-Based Compensation

9. Share-Based Compensation

Certain of the Company’s employees participate in share-based compensation plans sponsored by Dean Foods. These plans provide employees with restricted stock units or options to purchase shares of Dean Foods’ common stock. Given that the Company’s employees directly benefit from participation in these plans, the expense incurred by Dean Foods for stock and options granted specifically to our employees has been reflected in the Company’s unaudited condensed consolidated statements of operations. These amounts were based on the awards and terms previously granted to our employees, but may not reflect the equity awards or results that we would have experienced or expect to experience as a stand-alone public company. No new grants of Dean Foods’ equity were made to our employees after completion of our initial public offering. Prior to completion of the initial public offering, expenses related to the corporate employees of Dean Foods were allocated based on the Company’s percentage of Dean Foods’ total sales and totaled $1.0 million for the three months ended March 31, 2012.

For the Dean Foods plans, the share and unit data presented in the tables below only reflect the costs that were directly attributable to the Company’s employees and none of the allocated expenses of Dean Foods’ corporate employees.

On August 7, 2012, the Dean Foods Compensation Committee, the Dean Foods board of directors, and our board of directors approved the terms of our 2012 Stock Incentive Plan (the “2012 SIP”). In connection with our initial public offering, 20 million shares of our Class A common stock were reserved for issuance under the 2012 SIP upon the exercise of stock options, restricted stock units, or restricted stock that will be issued to our employees and non-employee directors. The 2012 SIP also includes awards of stock appreciation rights (“SARs”) and phantom shares as part of our long-term incentive compensation program. In general, awards granted under the 2012 SIP vest one-third on the first anniversary of the grant date, one-third on the second anniversary of the grant date, and one-third on the third anniversary of the grant date. With the exception of the awards granted in connection with the initial public offering, unvested awards vest immediately upon a change of control and in the following additional circumstances: (i) an employee with 10 years of service retires after reaching the age of 55, (ii) an employee retires after reaching the age of 65, and (iii) in certain cases upon death or qualified disability.

Dean Foods Stock Options

The following table summarizes stock option activity during the first quarter of 2013:

	Number of options	Weighted average exercise price	Weighted average contractual life	Aggregate intrinsic value
Options outstanding at January 1, 2013	6,845,250	$18.45
Granted	—	—
Forfeited and cancelled(1)	(227,361)	18.09
Exercised	(89,916)	12.26
Transferred(2)	907,853	21.49

Options outstanding at March 31, 2013	7,435,826	18.91	5.26	$18,087,012

Options exercisable at March 31, 2013	6,189,585	$20.38	4.59	$9,956,681

(1)	Pursuant to the terms of Dean Foods stock option plans, options that are cancelled or forfeited may be available for future grants.
(2)	Transferred options are attributable to employees that transferred to or from other Dean Foods’ divisions.

Share-based compensation expense for stock options is recognized ratably over the vesting period. The fair value of each option award is estimated on the date of grant using the Black-Scholes valuation model, using the following assumptions:

	Three months ended March 31,
	2013 (1)	2012
Expected volatility	—	44%
Expected dividend yield	—	0%
Expected option term	—	5 years
Risk-free rate of return	—	0.88% to 0.89%

(1)	Dean Foods does not plan to grant any Dean Foods stock options to WhiteWave non-employee directors, executive officers, and employees during 2013.

WhiteWave Stock Options

The following table summarizes stock option activity during the first quarter of 2013:

	Number of options	Weighted average exercise price	Weighted average contractual life	Aggregate intrinsic value
Options outstanding at January 1, 2013	2,445,327	$16.98
Granted	1,230,095	15.16
Forfeited and cancelled(1)	—	—
Exercised	—	—

Options outstanding at March 31, 2013	3,675,422	16.37	9.67	$2,573,104

Options vested and expected to vest at March 31, 2013	3,498,720	16.37	9.67	2,438,230
Options exercisable at March 31, 2013	53,676	$15.16	9.88	$102,521

(1)	Pursuant to the terms of the SIP, options that are cancelled or forfeited may be available for future grants.

Share-based compensation expense for stock options is recognized ratably over the vesting period. The fair value of each option award is estimated on the date of grant using the Black-Scholes valuation model with the following assumptions:

Three months ended March 31, 2013
Expected volatility	28%
Expected dividend yield	0%
Expected option term	6 years
Risk-free rate of return	1.13%

Dean Foods Restricted Stock Units

The following table summarizes RSU activity during the first quarter of 2013:

RSUs outstanding January 1, 2013	786,710
RSUs issued	—
RSUs cancelled or forfeited(1)	(60,747)
Shares issued upon vesting of RSUs	(351,503)
RSUs transferred(2)	30,344
RSUs outstanding at March 31, 2013	404,804

Weighted average grant date fair value per share	$11.78

(1)	Pursuant to the terms of the stock unit plans, employees have the option of forfeiting RSUs to cover their minimum statutory tax withholding when shares are issued. RSUs that are cancelled or forfeited may be available for future grants.
(2)	Transferred RSUs are attributable to employees that transferred to or from other Dean Foods’ divisions.

WhiteWave Restricted Stock Units

The following table summarizes RSU activity during the first quarter of 2013:

RSUs outstanding January 1, 2013	674,681
RSUs issued	346,913
Shares issued upon vesting of RSUs	—
RSUs cancelled or forfeited(1)	—

RSUs outstanding at March 31, 2013	1,021,594

Weighted average grant date fair value per share	$16.36

(1)	Pursuant to the terms of the SIP, employees have the option of forfeiting RSUs to cover their minimum statutory tax withholding when shares are issued. RSUs that are cancelled or forfeited may be available for future grants.

Dean Foods Cash Performance Units

In 2010, Dean Foods began granting cash performance units (“CPUs”) to employees as part of its long-term incentive compensation program under the terms of the 2007 Stock Incentive Plan (the “2007 Plan”). The CPU awards are cash-settled awards and are designed to link compensation of certain executive officers and other key employees to Dean Foods’ performance over a three-year period. The performance metric, as defined in the awards, is the performance of the Dean Foods stock price relative to that of a peer group of companies. The range of payout under the awards is between 0% and 200% and is payable in cash at the end of each respective performance period. The fair value of the awards is measured at each reporting period. Compensation expense related to the Company’s direct employees is recognized over the vesting period which is recorded in general and administrative expenses in the unaudited condensed consolidated statements of operations. In the periods subsequent to completion of our initial public offering, a corresponding liability has been recorded in other long-term liabilities in our unaudited condensed consolidated balance sheets.

In connection with our initial public offering, Dean Foods valued the 2011 and 2012 CPU awards for our executives based on performance as of December 31, 2012, instead of at the end of the originally scheduled 36-month performance periods. The cash value of these awards was paid out on a prorated basis during the three months ended March 31, 2013.

The following table summarizes CPU activity with respect to the 2011 and 2012 CPU awards during the first quarter of 2013:

Units
Outstanding at January 1, 2013	6,105,000
Granted	—
Converted/paid	(6,105,000)
Forfeited	—

Outstanding at March 31, 2013	—

Dean Foods Phantom Shares

In 2011, Dean Foods began granting phantom shares as part of its long-term incentive compensation program, which are similar to RSUs in that they are based on the price of Dean Foods stock and vest ratably over a three-year period, but are cash-settled based upon the value of Dean Foods stock at each vesting period. The fair value of the awards is re-measured at each reporting period. Compensation expense is recognized over the vesting period, which is recorded in general and administrative expenses in the unaudited condensed consolidated statements of operations. In the periods subsequent to completion of our initial public offering, a corresponding liability has been recorded in accounts payable and accrued expenses in our unaudited condensed consolidated balance sheets. The following table summarizes the phantom share activity during the first quarter of 2013:

	Shares	Weighted-average grant date fair value per share
Outstanding at January 1, 2013	397,618	$11.43
Granted	—	—
Converted/paid	(155,398)	11.10
Forfeited	(7,442)	11.45
Transferred(1)	2,566	11.90

Outstanding at March 31, 2013	237,344	$11.65

(1)	Transferred phantom shares are attributable to employees that transferred to or from other Dean Foods’ divisions.

WhiteWave Phantom Shares

We grant phantom shares under the 2012 SIP as part of our long-term incentive compensation program, which are similar to RSUs in that they are based on the price of WhiteWave stock and vest ratably over a three-year period, but are cash-settled based upon the value of WhiteWave stock at each vesting period. The fair value of the awards is re-measured at each reporting period. Compensation expense is recognized over the vesting period, which is recorded in general and administrative expenses in the unaudited condensed consolidated statements of operations. A corresponding liability has been recorded in accounts payable and accrued expenses in our unaudited condensed consolidated balance sheets. The following table summarizes the phantom share activity during the first quarter of 2013:

	Shares	Weighted-average grant date fair value per share
Outstanding at January 1, 2013	225,771	$17.00
Granted	208,879	15.16
Converted/paid	—	—
Forfeited	(4,495)	16.12

Outstanding at March 31, 2013	430,155	$16.12

WhiteWave SARs

We grant SARs under the 2012 SIP as part of our long-term incentive compensation program, which are similar to stock options in that they are based on the price of WhiteWave stock and vest ratably over a three-year period, but are cash-settled based upon the value of WhiteWave stock at the exercise date. The fair value of the awards is re-measured at each reporting period. Compensation expense is recognized over the vesting period, which is recorded in general and administrative expenses in the unaudited condensed consolidated statements of operations. A corresponding liability has been recorded in accounts payable and accrued expenses in our unaudited condensed consolidated balance sheets. The following table summarizes SAR activity during the first quarter of 2013:

	Number of SARs	Weighted average exercise price	Weighted average contractual life	Aggregate intrinsic value
SARs outstanding at January 1, 2013	211,111	$17.00
Granted	82,582	15.16
Forfeited and cancelled(1)	—	—
Exercised	—	—

SARs outstanding at March 31, 2013	293,693	16.48	9.66	$172,509

SARs exercisable at March 31, 2013	—	$—	—	$—

(1)	Pursuant to the terms of the SIP, SARs that are cancelled or forfeited may be available for future grants.

The fair value of each SAR is estimated on the date of grant using the Black-Scholes valuation model with the following assumptions:

Three months ended March 31, 2013
Expected volatility	28%
Expected dividend yield	0%
Expected option term	6 years
Risk-free rate of return	1.13%

Share-Based Compensation Expense

The following table summarizes the share-based compensation expense recognized for the Company’s direct participants in the Dean Foods long-term incentive compensation plan in periods prior to completion of our initial public offering:

	Three months ended March 31,
	2013	2012
	(In thousands)
Share-based compensation expense funded Dean Foods
Dean Foods stock options	$—	$346
Dean Foods RSUs	—	743
Dean Foods CPUs	—	92
Dean Foods phantom shares	—	738

Total share-based compensation expense funded Dean Foods	$—	$1,919

The following table summarizes the share-based compensation expense recognized for the Company’s direct participants in the Dean Foods equity classified plans, as well as expense related to the Company’s equity classified plans, in periods after the completion of our initial public offering:

	Three months ended March 31,
	2013	2012
	(In thousands)
Share-based compensation expense
Dean Foods stock options	$288	$—
Dean Foods RSUs	373	—
WhiteWave stock options	3,201	—
WhiteWave RSUs	2,950	—

Total share-based compensation expense	$6,812	$—

11. Share-Based Compensation

Certain of the Company’s employees participate in share-based compensation plans sponsored by Dean Foods. These plans provide employees with restricted stock units or options to purchase shares of Dean Foods’ common stock. Given that the Company’s employees directly benefit from participation in these plans, the expense incurred by Dean Foods for stock and options granted specifically to our employees has been reflected in the Company’s consolidated statements of operations. These amounts were based on the awards and terms previously granted to our employees, but may not reflect the equity awards or results that we would have experienced or expect to experience as a stand-alone public company. No new grants of Dean Foods’ equity were made to our employees after completion of our initial public offering. Prior to completion of our initial public offering, expenses related to the corporate employees of Dean Foods were allocated based on the Company’s percentage of Dean Foods’ total sales and totaled $4.3 million, $2.9 million, and $2.5 million for the years ended December 31, 2012, 2011, and 2010, respectively.

For the Dean Foods plans, the share and unit data presented in the tables below only reflect the costs that were directly attributable to the Company’s employees and none of the allocated expenses of Dean Foods’ corporate employees.

Dean Foods Stock Options

Under the terms of the stock option plans, the Company’s employees may be granted options to purchase Dean Foods’ common stock at a price equal to the market price on the date the option is granted. In general, Dean Foods’ employee options vest one-third on the first anniversary of the grant date, one-third on the second anniversary of the grant date, and one-third on the third anniversary of the grant date. All unvested options vest immediately upon a change of control and in the following additional circumstances: (i) an employee with 10 years of service retires after reaching the age of 55, (ii) an employee retires after reaching the age of 65, and (iii) in certain cases upon death or qualified disability.

Share-based compensation expense for stock options is recognized ratably over the vesting period. The expense totaled $1.2 million, $1.7 million, and $2.8 million for the years ended December 31, 2012, 2011, and 2010, respectively. The fair value of each option award is estimated on the date of grant using the Black-Scholes valuation model with the following assumptions:

	Year ended December 31,
	2012	2011	2010
Expected volatility	44%	41%	34%
Expected dividend yield	0%	0%	0%
Expected option term	5 years	5 years	5 years
Risk-free rate of return	0.62 to 0.89%	1.32 to 2.30%	1.26 to 2.59%

The expected term of the options represents the estimated period of time until exercise and is based on historical experience of similar awards, giving consideration to contractual terms (generally 10 years), vesting schedules, and expectations of future employee behavior. Expected stock price volatility is based on a consolidation of historical volatility of Dean Foods stock and expectations with regard to future volatility. The risk-free rates are based on the implied yield available on U.S. Treasury zero-coupon issues with an equivalent remaining term. Dean Foods has not historically declared or paid a regular cash dividend on its common stock.

The following table summarizes stock option activity during the year ended December 31, 2012:

	Number of options	Weighted average exercise price	Weighted average contractual life	Aggregate intrinsic value
Options outstanding at January 1, 2012	2,505,556	$21.06
Granted	295,951	12.07
Forfeited and cancelled(1)	(504,464)	20.29
Exercised	(35,837)	13.04
Transferred(2)	4,584,044	17.62

Options outstanding at December 31, 2012	6,845,250	$18.45	5.90	$13,780,786

Options vested and expected to vest at December 31, 2012	6,781,587	18.52	5.87	13,469,086
Options exercisable at December 31, 2011	1,932,462	23.16	5.05	53,019
Options exercisable at December 31, 2012	4,637,867	$21.68	4.57	$3,133,148

(1)	Pursuant to the terms of Dean Foods’ stock option plans, options that are cancelled or forfeited may be available for future grants.
(2)	Transferred options are attributable to employees that transferred to or from other Dean Foods’ divisions.

The following table summarizes information about options outstanding and exercisable at December 31, 2012:

	Options outstanding			Options exercisable
Range of exercise prices	Number outstanding	Weighted- average remaining contractual life	Weighted-average exercise price	Number exercisable	Weighted- average exercise price
$7.44 to 10.35	1,107,200	8.04	$10.32	407,803	$10.30
10.63 to 13.70	1,369,015	9.09	12.07	7,298	12.11
14.25 to 14.56	435,416	6.97	14.55	289,817	14.55
15.99 to 18.31	757,998	1.66	18.05	757,328	18.05
18.84 to 19.98	53,173	2.91	19.55	53,173	19.55
20.07	868,270	6.12	20.07	868,270	20.07
20.19 to 25.37	927,204	4.88	24.92	927,204	24.92
25.39 to 25.69	694,240	3.05	25.64	694,240	25.64
25.81 to 30.12	554,963	4.12	29.90	554,963	29.90
30.64 to 31.74	77,771	4.18	$30.69	77,771	$30.69

The following table summarizes additional information regarding stock option activity for our direct participants in the Dean Foods plan:

	Year ended December 31,
	2012	2011	2010
	(In thousands, except per share amounts)
Weighted-average grant date fair value per share of options granted	$4.72	$4.04	$4.51
Intrinsic value of options exercised	105	13	204
Fair value of shares vested	3,651	3,433	5,118
Tax benefit related to stock option expense	460	646	1,071

During the year ended December 31, 2012, Deans Foods received $0.5 million of cash from stock option exercises by our direct participants in the Dean Foods incentive compensation plans.

At December 31, 2012, there was $1.5 million of total unrecognized stock option expense, all of which is related to non-vested awards of the Company’s employees who participated in the Dean Foods incentive compensation plans. This compensation expense is expected to be recognized over the weighted-average remaining vesting period of 0.9 years.

WhiteWave Stock Options

Under the terms of the 2012 SIP, our employees may be granted options to purchase our common stock at a price equal to the market price on the date the option is granted. Our employee options vest one-third on the first anniversary of the grant date, one-third on the second anniversary of the grant date, and one-third on the third anniversary of the grant date.

Share-based compensation expense for stock options is recognized ratably over the vesting period. The expense totaled $0.6 million for the year ended December 31, 2012. The fair value of each option award is estimated on the date of grant using the Black-Scholes valuation model with the following assumptions:

Year ended December 31, 2012
Expected volatility	28%
Expected dividend yield	0%
Expected option term	6 years
Risk-free rate of return	1.05%

Since the Company’s common stock had not yet been publicly traded at the grant date, the expected term was determined under the simplified method, using an average of the contractual term and vesting period of the stock options. The expected volatility assumption was calculated based on a compensation peer group analysis of stock price volatility with a six-year look back period ending on the grant date. The risk-free rates were based on the average implied yield available on five-year and seven-year U.S. Treasury issues. We have not paid, and do not anticipate paying, a cash dividend on our common stock.

The following table summarizes stock option activity during the year ended December 31, 2012:

	Number of options	Weighted average exercise price	Weighted average contractual life	Aggregate intrinsic value
Options outstanding at January 1, 2012	—	$—
Granted	2,445,327	16.98
Forfeited and cancelled(1)	—	—
Exercised	—	—

Options outstanding at December 31, 2012	2,445,327	$16.98	9.82	$10,605

Options vested and expected to vest at December 31, 2012	2,314,343	16.98	9.82	10,007
Options exercisable at December 31, 2012	—	$—	—	$—

(1)	Pursuant to the terms of the SIP, options that are cancelled or forfeited may be available for future grants.

The following table summarizes information about options outstanding at December 31, 2012. There were no exercisable options at December 31, 2012:

	Options outstanding
Range of exercise prices	Number outstanding	Weighted- average remaining contractual life	Weighted- average exercise price
$15.17 to $17.00	2,445,327	9.82	16.98

The tax benefit related to stock option expense for the year ended December 31, 2012 was $0.2 million. At December 31, 2012, there was $11.4 million of total unrecognized stock option expense, all of which is related to non-vested awards. This compensation expense is expected to be recognized over the weighted-average remaining vesting period of 2.8 years.

Dean Foods RSUs

RSUs are issued to certain senior employees as part of the long-term incentive program. An RSU represents the right to receive one share of common stock in the future. RSUs have no exercise price. RSUs granted to employees generally vest ratably over three years. All unvested RSUs vest immediately upon a change in control, and in the following additional circumstances: (i) an employee with 10 years of service retires after reaching the age of 55, (ii) an employee retires after reaching the age of 65, and (iii) in certain cases upon death or qualified disability.

The following table summarizes RSU activity during the year ended December 31, 2012:

RSUs outstanding January 1, 2012	431,608
RSUs issued	207,756
RSUs cancelled or forfeited(1)	(48,777)
Shares issued upon vesting of RSUs	(214,626)
RSUs transferred(2)	410,749

RSUs outstanding at December 31, 2012	786,710

Weighted average grant date fair value per share	$12.67

(1)	Pursuant to the terms of the stock unit plans, employees have the option of forfeiting RSUs to cover their minimum statutory tax withholding when shares are issued. RSUs that are cancelled or forfeited may be available for future grants.
(2)	Transferred RSUs are attributable to employees that transferred to or from other Dean Foods’ divisions.

The following table summarizes information about our RSU grants and RSU expense during the years ended December 31, 2012, 2011, and 2010:

	Year ended December 31,
	2012	2011	2010
	(In thousands, except per share amounts)
Weighted-average grant date fair value per share of RSUs granted	$12.07	$10.34	$13.70
Tax benefit related to RSU expense	1,163	1,378	1,552

RSU expense totaled $3.1 million, $3.5 million, and $4.0 million for the years ended December 31, 2012, 2011, and 2010, respectively. At December 31, 2012, there was $3.0 million of total unrecognized RSU expense, all of which is related to unvested awards. This compensation expense is expected to be recognized over the weighted-average remaining vesting period of 0.8 years.

WhiteWave RSUs

RSUs are issued to certain senior employees under the 2012 SIP as part of the long-term incentive program. An RSU represents the right to receive one share of common stock in the future. RSUs have no exercise price. RSUs granted to employees vest ratably over three years.

The following table summarizes RSU activity during the year ended December 31, 2012:

RSUs outstanding January 1, 2012	—
RSUs issued	674,681
Shares issued upon vesting of RSUs	—
RSUs cancelled or forfeited(1)	—

RSUs outstanding at December 31, 2012	674,681

Weighted average grant date fair value per share	$16.98

(1)	Pursuant to the terms of the SIP, employees have the option of forfeiting RSUs to cover their minimum statutory tax withholding when shares are issued. RSUs that are cancelled or forfeited may be available for future grants.

The following table summarizes information about our RSU grants and RSU expense during the year ended December 31, 2012:

Year ended December 31, 2012
(In thousands, except per share amounts)
Weighted-average grant date fair value per share of RSUs granted	$16.98
Tax benefit related to RSU expense	222

RSU expense totaled $0.6 million for the year ended December 31, 2012. At December 31, 2012, there was $10.9 million of total unrecognized RSU expense, all of which is related to unvested awards. This compensation expense is expected to be recognized over the weighted-average remaining vesting period of 2.8 years.

Dean Foods Cash Performance Units

In 2010, Dean Foods began granting cash performance units (“CPUs”) to employees as part of its long-term incentive compensation program under the terms of the 2007 Plan. The CPU awards are cash-settled awards and are designed to link compensation of certain executive officers and other key employees to Dean Foods’ performance over a three-year period. The performance metric, as defined in the awards, is the performance of the Dean Foods stock price relative to that of a peer group of companies. The range of payout under the awards is between 0% and 200% and is payable in cash at the end of each respective performance period. The fair value of the awards is measured at each reporting period. Compensation expense related to the Company’s direct employees is recognized over the vesting period which is recorded in general and administrative expenses in the consolidated statements of operations. The expense totaled $1.3 million and $0.2 million for the years ended December 31, 2012 and 2011, respectively. In the fourth quarter of 2012, the Company recorded a $0.7 million credit to expense due to a reduction of the payout assumption related to the 2010 awards. In the period subsequent to completion of our initial public offering, a corresponding liability has been recorded in other long-term liabilities in our consolidated balance sheet. In periods prior to completion of our initial public offering, a liability related to these units has not been reflected in the consolidated balance sheets as the payout was to be funded by Dean Foods. The following table summarizes CPU activity during the year ended December 31, 2012. There were no cash awards prior to 2010 related to our employees.

Units
Outstanding at January 1, 2012	2,206,250
Granted	487,500
Converted/paid	—
Forfeited	(200,000)
Transferred(1)	3,611,250

Outstanding at December 31, 2012	6,105,000

(1)	Transferred CPUs are attributable to employees that transferred to or from other Dean Foods’ divisions.

Dean Foods Phantom Shares

In 2011, Dean Foods began granting phantom shares as part of its long-term incentive compensation program, which are similar to RSUs in that they are based on the price of Dean Foods stock and vest ratably over a three-year period, but are cash-settled based upon the value of Dean Foods stock at each vesting period. All unvested phantom shares vest immediately upon a change of control and in the following additional circumstances: (i) an employee with 10 years of service retires after reaching the age of 55, (ii) an employee retires after reaching the age of 65, and (iii) in certain cases upon death or qualified disability. The fair value of the awards is re-measured at each reporting period. Compensation expense is recognized over the vesting period, which is recorded in general and administrative expenses in the consolidated statements of operations. The expense totaled $2.4 million and $0.8 million for the years ended December 31, 2012 and 2011, respectively. In the period subsequent to completion of our initial public offering, a corresponding liability has been recorded in other long-term liabilities in our consolidated balance sheet. In periods prior to completion of our initial public offering, a liability related to these units has not been reflected in the consolidated balance sheets as the payout was to be funded by Dean Foods. The following table summarizes the phantom share activity during the year ended December 31, 2012:

	Shares	Weighted-average grant date fair value per share
Outstanding at January 1, 2012	255,544	$10.34
Granted	243,775	12.13
Converted/paid	(80,911)	10.35
Forfeited	(27,844)	10.75
Transferred(1)	7,054	11.64

Outstanding at December 31, 2012	397,618	$11.43

(1)	Transferred phantom shares are attributable to employees that transferred to or from other Dean Foods’ divisions.

WhiteWave Phantom Shares

We grant phantom shares under the 2012 SIP as part of our long-term incentive compensation program, which are similar to RSUs in that they are based on the price of WhiteWave stock and vest ratably over a three-year period, but are cash-settled based upon the value of WhiteWave stock at each vesting period. The fair value of the awards is re-measured at each reporting period. Compensation expense is recognized over the vesting period, which is recorded in general and administrative expenses in the consolidated statement of operations. The expense totaled $0.2 million for the year ended December 31, 2012. A corresponding liability has been recorded in other long-term liabilities in our consolidated balance sheet. The following table summarizes the phantom share activity during the year ended December 31, 2012:

	Shares	Weighted-average grant date fair value per share
Outstanding at January 1, 2012	—	$—
Granted	225,771	17.00
Converted/paid	—	—
Forfeited	—	—

Outstanding at December 31, 2012	225,771	$17.00

WhiteWave Stock Appreciation Rights (“SARs”)

We grant SARs under the 2012 SIP as part of our long-term incentive compensation program, which are similar to stock options in that they are based on the price of WhiteWave stock and vest ratably over a three-year period, but are cash-settled based upon the value of WhiteWave stock at the exercise date.

The fair value of each SAR is estimated on the date of grant using the Black-Scholes valuation model with the following assumptions:

Year ended December 31, 2012
Expected volatility	28%
Expected dividend yield	0%
Expected option term	6 years
Risk-free rate of return	1.05%

Since the Company’s common stock had not yet been publicly traded at the grant date, the expected volatility assumption was calculated based on a compensation peer group analysis of stock price volatility with a six-year look back period ending on the grant date. The risk-free rates were based on the average implied yield available on five-year and seven-year U.S. Treasury issues. The Company does not anticipate paying a cash dividend on its common stock.

The fair value of the awards is re-measured at each reporting period. Compensation expense is recognized over the vesting period, which is recorded in general and administrative expenses in the consolidated statement of operations. The expense totaled $0.1 million for the year ended December 31, 2012. A corresponding liability has been recorded in other long-term liabilities in our consolidated balance sheet. The following table summarizes SAR activity during the year ended December 31, 2012:

	Number of SARs	Weighted average exercise price	Weighted average contractual life	Aggregate intrinsic value
SARs outstanding at January 1, 2012	—	$—
Granted	211,111	17.00
Forfeited and cancelled(1)	—	—
Exercised	—	—

SARs outstanding at December 31, 2012	211,111	$17.00	9.82	$—

SARs vested and expected to vest at December 31, 2012	199,810	17.00	9.82	—
SARs exercisable at December 31, 2012	—	$—	—	$—

(1)	Pursuant to the terms of the SIP, SARs that are cancelled or forfeited may be available for future grants.

Share-Based Compensation Expense

The following table summarizes the share-based compensation expense recognized for the Company’s direct participants in the Dean Foods long-term incentive compensation plan in periods prior to completion of our initial public offering:

	Year ended December 31,
	2012	2011	2010
	(In thousands)
Share-based compensation expense funded Dean Foods
Dean Foods stock options	$1,006	$1,708	$2,835
Dean Foods RSUs	2,433	3,510	3,953
Dean Foods CPUs	2,025	204	—
Dean Foods phantom shares	2,009	824	—

Total share-based compensation expense funded Dean Foods	$7,473	$6,246	$6,788

The following table summarizes the share-based compensation expense recognized for the Company’s direct participants in the Dean Foods equity classified plans, as well as expense related to the Company’s equity classified plans, in periods after the completion of our initial public offering:

	Year ended December 31,
	2012	2011	2010
	(In thousands)
Share-based compensation expense
Dean Foods stock options	$220	$—	$—
Dean Foods RSUs	668	—	—
WhiteWave stock options	602	—	—
WhiteWave RSUs	566	—	—

Total share-based compensation expense	$2,056	$—	$—

Accumulated Other Comprehensive Loss	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Accumulated Other Comprehensive Loss

10. Accumulated Other Comprehensive Loss

The changes in accumulated other comprehensive loss by component for the three months ended March 31, 2013 were as follows (net of tax):

	Derivative instruments (1)	Pension adjustment (2)	Cumulative translation adjustment	Total
	(In thousands)
Balance at January 1, 2013	$(294)	$(1,818)	$(25,576)	$(27,688)
Other comprehensive income/(loss) before reclassifications	7	76	(15,523)	(15,440)
Amounts reclassified from accumulated other comprehensive income/(loss)	78	(22)	—	56

Net year-to-date other comprehensive income/(loss), net of taxes of $66	85	54	(15,523)	(15,384)

Balance at March 31, 2013	$(209)	$(1,764)	$(41,099)	$(43,072)

(1)	The accumulated other comprehensive loss reclassification components affect cost of sales. See Note 8 “Derivative Financial Instruments.”
(2)	The accumulated other comprehensive loss reclassification components are related to amortization of unrecognized actuarial losses and prior service costs which are both included in the computation of net periodic pension cost. See Note 11 “Employee Retirement and Profit Sharing Plans.”

12. Accumulated Other Comprehensive Loss

Accumulated other comprehensive loss comprises net income plus all other changes in equity from non-owner sources. The components of accumulated other comprehensive loss, as reflected in the consolidated statements of equity at December 31, 2012 and 2011, are as follows:

	December 31,
	2012	2011
	(In thousands)
Cumulative translation adjustment	$(25,576)	$(35,775)
Fair value of derivative intruments, net of tax	(294)	259
Pension and other postretirement liability adjustment, net of tax	(1,818)	(819)

Total accumulated other comprehensive loss	$(27,688)	$(36,335)

Employee Retirement and Profit Sharing Plans	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Employee Retirement and Profit Sharing Plans

11. Employee Retirement and Profit Sharing Plans

Dean Foods sponsors various employee benefit plans, which consist of Dean Foods’ consolidated defined contribution plans, including various employee savings and profit sharing plans in which certain of our employees have historically participated. Substantially all full-time union and non-union employees who have completed one or more years of service and have met other requirements pursuant to the plans are eligible to participate in one or more of these plans. Expenses related to our employees’ participation in Dean Foods’ plans were determined by specifically identifying the costs for the Company’s participants. Additionally, we contribute to various multiemployer pension plans on behalf of our employees.

Effective upon and subject to any transaction, including a spin-off, or other event or occurrence pursuant to which we cease to be a majority-owned subsidiary of Dean Foods (a “Separation Transaction”), the employee matters agreement between us and Dean Foods provides that our workforce will commence participation in employee benefit plans established and sponsored by us, which will generally provide substantially comparable benefits to those benefits provided to these employees before such Separation Transaction.

We have separate, stand-alone defined benefit pension plans as a result of the acquisition of Alpro on July 2, 2009. The benefits under our Alpro defined benefit plans are based on years of service and employee compensation.

	Three months ended March 31,
	2013	2012
	(In thousands)
Components of net periodic benefit cost:
Service cost	$440	$359
Interest cost	135	131
Expected return on plan assets	(88)	(49)
Amortization:
Prior service (credit)/cost	4	4
Unrecognized net (gain)/loss	18	1

Net periodic benefit cost	$509	$446

13. Employee Retirement and Profit Sharing Plans

Dean Foods sponsors various employee benefit plans, which consist of Dean Foods’ consolidated defined contribution plans, including various employee savings and profit sharing plans in which certain of our employees have historically participated. Substantially all full-time union and non-union employees who have completed one or more years of service and have met other requirements pursuant to the plans are eligible to participate in one or more of these plans. Expenses related to our employees’ participation in Dean Foods’ plans were determined by specifically identifying the costs for the Company’s participants.

Effective upon and subject to any Separation Transaction, the employee matters agreement between us and Dean Foods provides that our workforce will commence participation in employee benefit plans established and sponsored by us, which will generally provide substantially comparable benefits to those benefits provided to these employees before such Separation Transaction.

During 2012, 2011, and 2010, our retirement and profit sharing plan expenses were as follows:

	Year ended December 31,
	2012	2011	2010
	(In thousands)
Defined benefit plans	$1,804	$1,781	$1,256
Defined contribution plans	2,210	2,386	2,277
Multiemployer pension and certain union plans	1,658	1,591	1,511

Total	$5,672	$5,758	$5,044

Dean Foods Defined Contribution Plans

Certain of our non-union personnel may elect to participate in savings and profit sharing plans sponsored by Dean Foods. These plans generally provide for salary reduction contributions to the plans on behalf of the participants of between 1% and 20% of a participant’s annual compensation and provide for employer matching and profit sharing contributions as determined by Dean Foods’ board of directors. In addition, certain union hourly employees are participants in Dean Foods’ company-sponsored defined contribution plans, which provide for employer contributions in various amounts ranging from $24 to $91 per pay period per participant.

Alpro Defined Benefit Plans

We have separate, stand-alone defined benefit pension plans as a result of the acquisition of Alpro on July 2, 2009. The benefits under our Alpro defined benefit plans are based on years of service and employee compensation. Our funding policy is to contribute annually the minimum amount required under ERISA regulations plus additional amounts as management deems appropriate.

Included in accumulated other comprehensive income at December 31, 2012 and 2011 are the following amounts that have not yet been recognized in net periodic pension cost: unrecognized prior service costs of $0.3 million ($0.2 million net of tax) and $0.3 million ($0.2 million net of tax) and unrecognized actuarial losses of $2.4 million ($1.6 million net of tax) and $0.9 million ($0.6 million net of tax), respectively. The prior service costs and actuarial losses included in accumulated other comprehensive income and expected to be recognized in net periodic pension cost during the year ended December 31, 2013 are $16,500 ($11,000 net of tax) and $72,500 ($48,000 net of tax), respectively.

The reconciliation of the beginning and ending balances of the projected benefit obligation and the fair value of plan assets for the years ended December 31, 2012 and 2011, and the funded status of the plans at December 31, 2012 and 2011, is as follows:

	Year ended December 31,
	2012	2011
	(In thousands)
Change in Benefit Obligation:
Benefit obligation at beginning of the year	$11,865	$9,897
Service cost	1,409	1,311
Interest cost	513	523
Plan participants’ contributions	55	52
Actuarial loss	1,756	526
Benefits paid	(3)	(63)
Expenses paid	(33)	(39)
Net transfer in	—	59
Exchange rate changes	320	(401)

Benefit obligation, end of year	15,882	11,865
Change in Plan Assets:
Fair value of plan assets at beginning of year	7,710	6,169
Actual return on plan assets	485	369
Employer contributions to plan	1,410	1,439
Plan participants’ contributions	55	52
Benefits paid	(3)	(63)
Expenses paid	(33)	(39)
Acquisitions/divestitures	—	59
Exchange rate changes	195	(276)

Fair value of plan assets, end of year	9,819	7,710

Funded status at end of year	$(6,063)	$(4,155)

The underfunded status of the plans of $6.1 million at December 31, 2012 is recognized in our consolidated balance sheet as a non-current accrued pension liability. We do not expect any plan assets to be returned to us during the year ended December 31, 2013. We expect to contribute $1.7 million to the pension plans in 2013.

A summary of our key actuarial assumptions used to determine benefit obligations as of December 31, 2012 and 2011 is as follows:

	Year ended December 31,
	2012	2011
Weighted average discount rate	3.50%	4.50%
Rate of compensation increase	3.88%	3.87%

A summary of our key actuarial assumptions used to determine net periodic benefit cost for 2012, 2011, and 2010 is as follows:

	Year ended December 31,
	2012	2011	2010
Weighted average discount rate	4.50%	4.75%	5.46%
Expected return on assets	3.85%	3.86%	3.88%
Rate of compensation increase	3.87%	3.88%	3.89%

	Year ended December 31,
	2012	2011	2010
	(In thousands)
Components of net periodic benefit cost:
Service cost	$1,409	$1,311	$973
Interest cost	513	523	439
Expected return on plan assets	(191)	(139)	(206)
Amortization:
Prior service cost	16	18	—
Unrecognized net loss	3	7	—

Net periodic benefit cost	$1,750	$1,720	$1,206

The overall expected long-term rate of return on plan assets is a weighted-average expectation based on the targeted and expected portfolio composition. We consider historical performance and current benchmarks to arrive at expected long-term rates of return in each asset category.

Pension plans with an accumulated benefit obligation in excess of plan assets are as follows:

	Year ended December 31,
	2012	2011	2010
	(In thousands)
Projected benefit obligation	$3,237	$2,147	$2,001
Accumulated benefit obligation	2,822	1,794	1,657
Fair value of plan assets	1,463	746	680

The accumulated benefit obligation for all defined benefit plans was $11.1 million and $7.8 million at December 31, 2012 and 2011, respectively.

Almost 13% of our defined benefit plan obligations are frozen as to future participation or increases in projected benefit obligation, as this pension plan was related to the acquisition of Alpro. As an alternative to defined benefit plans, our employees participate in defined contribution plans for eligible employees offered by Dean Foods.

The weighted average discount rate reflects the rate at which our defined benefit plan obligations could be effectively settled. The rate, which is updated annually with the assistance of an independent actuary, uses a model that reflects a bond yield curve. The weighted average discount rate was decreased from 4.5% at December 31, 2011 to 3.5% at December 31, 2012, which will increase the net periodic benefit cost in 2013.

At December 31, 2012, our qualified pension plan investments are comprised of insurance contracts, and the guaranteed premiums are invested in the general assets of the insurance company. The funding policy is to contribute assets at least equal in amount to regulatory minimum requirements. Funding is based on legal requirements, tax considerations, and investment opportunities.

Estimated pension plan benefit payments to our participants for the next ten years are as follows (in thousands):

2013	$855
2014	209
2015	5
2016	12
2017	93
Next five years	5,583

Fair value is an exit price, representing the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants. As such, fair value is a market-based measurement that should be determined based on assumptions that market participants would use in pricing an asset or liability. As a basis for considering assumptions, we follow a three-tier fair value hierarchy, which prioritizes the inputs used in measuring fair value of our defined benefit plans’ consolidated assets as follows:

•	Level 1 — Quoted prices for identical instruments in active markets.

•

Level 2 — Quoted prices for similar instruments in active markets, quoted prices for identical or similar instruments in markets that are not active, and model-derived valuations, in which all significant inputs are observable in active markets.

•	Level 3 — Unobservable inputs in which there is little or no market data, which require the reporting entity to develop its own assumptions.

The fair values by category of inputs as of December 31, 2012 were as follows:

	Fair value as of December 31, 2012	Level 1	Level 2	Level 3
	(In thousands)
Other Investments:
Insurance Contracts	$9,819	$—	$—	$9,819

Total	$9,819	$—	$—	$9,819

The fair values by category of inputs as of December 31, 2011 were as follows:

	Fair value as of December 31, 2011	Level 1	Level 2	Level 3
	(In thousands)
Other Investments:
Insurance Contracts	$7,710	$—	$—	$7,710

Total	$7,710	$—	$—	$7,710

For both 2012 and 2011, approximately 90% of the insurance contracts were financed by employer premiums with the insurer managing the reserves as calculated using an actuarial model. The remaining 10% of the insurance contracts were financed by employer and employee contributions with the insurer managing the reserves collectively with other pension plans.

A reconciliation of the change in the fair value measurement of the defined benefit plans’ consolidated assets using significant unobservable inputs (Level 3) during the years ended December 31, 2012 and 2011 is as follows:

	Insurance reserves	Total
	(In thousands)
Balance at January 1, 2011	$6,169	$6,169
Actual return on plan assets:
Relating to instruments still held at reporting date	369	369
Purchases, sales and settlements (net)	1,172	1,172

Balance at December 31, 2011	$7,710	$7,710
Actual return on plan assets:
Relating to instruments still held at reporting date	485	485
Purchases, sales and settlements (net)	1,624	1,624

Balance at December 31, 2012	$9,819	$9,819

Multiemployer Pension Plans

We contribute to a multiemployer pension plan that covers approximately 200 of our union employees. This plan is administered by a board of trustees composed of labor representatives and the management of the participating companies. The risks of participating in a multiemployer plan are different from a single-employer plan in the following aspects:

•	assets contributed to a multiemployer plan by one employer may be used to provide benefits to employees of other participating employers;

•	if a participating employer stops contributing to the plan, the unfunded obligations of the plan may be borne by the remaining participating employers; and

•

if we choose to stop participating in one or more of our multiemployer plans, we may be required to pay those plans an amount based on the underfunded status of the plan, referred to as a withdrawal liability.

At this time, we have not established any significant liabilities because withdrawal from this plan is not probable or reasonably possible.

Our participation in the multiemployer plan for the year ended December 31, 2012 is outlined in the table below. Unless otherwise noted, the most recent Pension Protection Act (“PPA”) Zone Status available in 2012 and 2011 is for the plan’s year-end at December 31, 2011 and December 31, 2010, respectively. The zone status is based on information that we obtained from the plan’s Form 5500, which is available in the public domain and is certified by the plan’s actuary. Among other factors, plans in the red zone are generally less than 65% funded, plans in the yellow zone are less than 80% funded, and plans in the green zone are at least 80% funded. The “FIP/RP Status Pending/Implemented” column indicates plans for which a funding improvement plan (“FIP”) or a rehabilitation plan (“RP”) is either pending or has been implemented. Federal law requires that plans classified in the yellow zone or red zone adopt a funding improvement plan or rehabilitation plan, respectively, in order to improve the financial health of the plan. The “Extended Amortization Provisions” column indicates plans which have elected to utilize the special 30-year amortization rules provided by the Pension Relief Act of 2010 to amortize its losses from 2008 as a result of turmoil in the financial markets. The last column in the table lists the expiration date of the collective-bargaining agreement to which the plan is subject.

Pension fund	Employer identification number	Pension plan number	PPA Zone status		FIP/RP status pending/ implemented	Extended amortization provisions	Expiration date of associated collective- bargaining agreement
			2012	2011
Western Conference of Teamsters Pension Plan(1)	91-6145047	001	Green	Green	N/A	No	March 1, 2015— January 28, 2017

(1)	We are party to one collective bargaining agreement in this multiemployer Western Conference of Teamsters Pension Plan which requires contributions. We are also party to two other collective bargaining agreements whose defined contribution plans are 401(k) plans that require matching contributions. These agreements cover a large number of employee participants and expire on various dates between 2012 and 2016.

Information regarding our contributions to our multiemployer pension plan is shown in the table below. There are no changes that materially affected the comparability of our contributions to the plan during the years ended December 31, 2012, 2011, and 2010.

	Employer identification number	Pension plan number	The WhiteWave Foods Company			Surcharge imposed
Pension fund			2012	2011	2010
Western Conference of Teamsters Pension Plan	91-6145047	001	$1,658	$1,591	$1,511	No

During the 2012, 2011, and 2010 plan years, our contributions did not exceed 5% of total plan contributions.

Commitments and Contingencies	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Commitments and Contingencies

12. Commitments and Contingencies

Lease and Purchase Obligations

We lease certain property, plant, and equipment used in our operations under operating lease agreements. Such leases, which are primarily for office space, machinery, and equipment, have lease terms ranging from one to 20 years. Rent expense was $1.9 million for both of the three month periods ended March 31, 2013 and 2012.

We have entered into various contracts, in the normal course of business, obligating us to purchase minimum quantities of raw materials used in our production and distribution processes, including soybeans and organic raw milk. We enter into these contracts from time to time to ensure a sufficient supply of raw materials. In addition, we have contractual obligations to purchase various services that are part of our production process.

Litigation, Investigations, and Audits

The Company is involved in various litigation, investigations, and audit proceedings in the normal course of business. It is management’s opinion, after consultation with counsel and a review of the facts, a material adverse effect on the financial position, liquidity, or results of operations, or cash flows of the Company is not probable or reasonably possible.

14. Commitments and Contingencies

Lease and Purchase Obligations

We lease certain property, plant, and equipment used in our operations under both capital and operating lease agreements. Such leases, which are primarily for office space, machinery, and equipment, have lease terms ranging from one to 20 years. We did not have any material capital lease obligations as of December 31, 2012 and 2011. Rent expense was $8.0 million, $8.5 million, and $9.2 million for 2012, 2011, and 2010, respectively.

Future minimum payments at December 31, 2012, under non-cancelable operating leases with terms in excess of one year are summarized below:

Operating leases
(In thousands)
2013	$15,990
2014	11,967
2015	9,576
2016	7,450
2017	6,397
Thereafter	9,047

Total minimum lease payments	$60,427

We have entered into various contracts, in the normal course of business, obligating us to purchase minimum quantities of raw materials used in our production and distribution processes, including soybeans and organic raw milk. We enter into these contracts from time to time to ensure a sufficient supply of raw materials. In addition, we have contractual obligations to purchase various services that are part of our production process.

Litigation, Investigations, and Audits

The Company is involved in various litigation, investigations, and audit proceedings in the normal course of business. It is management’s opinion, after consultation with counsel and a review of the facts, a material adverse effect on the financial position, liquidity, results of operations, or cash flows of the Company is not probable or reasonably possible.

Segment, Geographic, and Customer Information	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Segment, Geographic, and Customer Information

13. Segment, Geographic, and Customer Information

Our business is organized into two operating segments, North America and Europe, based on our go-to-market strategies, customer bases, and the objectives of our businesses. Our segments align with how our chief operating decision maker, our CEO, monitors operating performance, allocates resources, and deploys capital.

The North America segment offers products in the plant-based foods and beverages, coffee creamers and beverages, and premium dairy product categories throughout North America, and our Europe segment offers plant-based food and beverage products throughout Europe. We sell our products to a variety of customers, including grocery stores, mass merchandisers, club stores, and convenience stores, as well as various away-from-home channels, including restaurants and foodservice outlets, across North America and Europe. We sell our products in North America and Europe primarily through our direct sales force and independent brokers. We utilize five manufacturing plants, two distribution centers, and three strategic co-packers across the United States. Additionally, we have four plants across Europe in the United Kingdom, Belgium, France, and the Netherlands, each supported by an integrated supply chain. We also utilize a limited number of third party co-packers across Europe for plant-based beverages other than soy, such as almond and hazelnut, and for more specialized, low-volume products.

We evaluate the performance of our segments based on sales and operating income or loss before gains and losses on the sale of businesses, write downs related to the wind down of our joint venture, foreign exchange gains and losses and income tax. The amounts in the following tables are obtained from reports used by our chief operating decision maker. There are no significant non-cash items reported in segment profit or loss other than depreciation and amortization.

The reporting segments do not include the costs allocated to us by Dean Foods or costs incurred by us for certain corporate and shared service functions. In addition, the expense related to share-based compensation has not been allocated to our segments and is reflected entirely within the caption “Corporate and other.” Related party license income, further described in Note 14 “Related Party Transactions,” has also been excluded. Therefore, the measure of segment profit or loss presented below is before such items.

The following table presents the summarized income statement amounts by segment:

	Three months ended March 31,
	2013	2012
	(In thousands)
Total net sales:
North America	$507,017	$457,366
Europe	101,227	94,662

Total	$608,244	$552,028

Operating income:
North America	$56,211	$44,043
Europe	6,703	3,668

Total reportable segment operating income	62,914	47,711
Related party license income	—	10,473
Corporate and other	(20,921)	(9,320)

Total operating income	$41,993	$48,864
Other expense:
Interest expense	4,724	1,649
Other (income) expense, net	(220)	121

Income before income taxes	$37,489	$47,094

Depreciation and amortization:
North America	$14,873	$13,271
Europe	5,121	4,962

Total	$19,994	$18,233

Capital expenditures:
North America	$17,580	$18,442
Europe	3,154	1,859

Total	$20,734	$20,301

The following tables present sales amounts by product categories:

	Three months ended March 31,
	2013	2012
	(In thousands)
Total net sales:
North America
Plant-based food and beverages	$151,061	$132,427
Coffee creamers and beverages	214,032	191,076
Premium dairy	141,924	133,863

North America net sales	507,017	457,366
Europe
Plant-based food and beverages	101,227	94,662

Total net sales	$608,244	$552,028

The following table presents the summarized balance sheet amounts by segment:

	March 31, 2013	December 31, 2012
	(In thousands)
Assets:
North America	$1,595,344	$1,573,470
Europe	575,419	594,541

Total	$2,170,763	$2,168,011

Long-lived Assets:
North America	$1,338,627	$1,337,923
Europe	425,969	447,267

Total	$1,764,596	$1,785,190

Significant Customers

The Company had a single customer that represented 17.8% and 18.0% of our consolidated net sales in the three months ended March 31, 2013 and 2012, respectively. Sales to this customer were primarily included in our North America segment.

15. Segment, Geographic, and Customer Information

Our business is organized into two operating and reportable segments, North America and Europe, based on our go-to-markets strategies, customer bases, and the objectives of our businesses. Our segments align with how our chief operating decision maker, our CEO, monitors operating performance, allocates resources, and deploys capital.

The North America segment offers products in the plant-based foods and beverages, coffee creamers and beverages, and premium dairy product categories throughout North America, and our Europe segment offers plant-based food and beverage products throughout Europe. We sell our products to a variety of customers, including grocery stores, mass merchandisers, club stores, and convenience stores, as well as various away-from-home channels, including restaurants and foodservice outlets, across North America and Europe. We sell our products in North America and Europe primarily through our direct sales force and independent brokers. We utilize five manufacturing plants, two distribution centers, and three strategic co-packers across the United States. Additionally, we have four plants across Europe in the United Kingdom, Belgium, France, and the Netherlands, each supported by an integrated supply chain. We also utilize a limited number of third-party co-packers across Europe for more specialized, low-volume products.

We evaluate the performance of our segments based on sales and operating income or loss before gains and losses on the sale of businesses, write downs related to the wind down of our joint venture, foreign exchange gains and losses, and income tax. The amounts in the following tables are obtained from reports used by our chief operating decision maker. There are no significant non-cash items reported in segment profit or loss other than depreciation and amortization.

The reporting segments do not include the costs allocated to us by Dean Foods for certain corporate and shared service functions. In addition, the expense related to share-based compensation has not been allocated to our segments and is reflected entirely within the caption “Corporate and other”. Related party license income, further described in Note 16 “Related Party Transactions,” has also been excluded. Therefore, the measure of segment profit or loss presented below is before such items.

The following table presents the summarized income statement amounts by segment:

	Year ended December 31,
	2012	2011	2010
	(In thousands)
Total net sales:
North America	$1,921,444	$1,657,192	$1,479,497
Europe	367,994	368,559	341,816

Total	$2,289,438	$2,025,751	$1,821,313

Operating income:
North America	$178,960	$137,807	$99,311
Europe	23,735	27,873	23,006

Total reportable segment operating income	202,695	165,680	122,317
Related party license income	36,034	42,680	39,378
Corporate and other	(58,476)	(32,666)	(36,220)

Total operating income	$180,253	$175,694	$125,475
Other expense:
Interest expense	9,924	9,149	10,583
Other expense, net	957	122	377

Income from continuing operations before tax	$169,372	$166,423	$114,515

Depreciation and amortization:
North America	$54,499	$47,826	$47,723
Europe	19,855	20,164	18,042

Total	$74,354	$67,990	$65,765

Capital expenditures:
North America	$92,418	$113,673	$39,235
Europe	11,737	13,082	11,472

Total	$104,155	$126,755	$50,707

The following tables present sales amounts by product categories:

	Year ended December 31,
	2012	2011	2010
	(In thousands)
Total net sales:
North America
Plant-based food and beverages	$549,727	$452,834	$431,922
Coffee creamers and beverages	818,880	692,136	589,569
Premium dairy	552,837	512,222	458,006

North America net sales	1,921,444	1,657,192	1,479,497
Europe
Plant-based food and beverages	367,994	368,559	341,816

Total net sales	$2,289,438	$2,025,751	$1,821,313

The following table presents the summarized balance sheet amounts by segment:

	Year ended December 31,
	2012	2011	2010
	(In thousands)
Assets:
North America	$1,573,470	$1,510,406	$1,426,277
Europe	594,541	594,382	613,856
Assets held for sale	—	3,897	26,746

Total	$2,168,011	$2,108,685	$2,066,879

Long-lived Assets:
North America	$1,337,923	$1,291,318	$1,229,545
Europe	447,267	443,598	481,606

Total	$1,785,190	$1,734,916	$1,711,151

Significant Customers

The Company had a single customer that represented 18.0%, 17.0%, and 16.9% of our consolidated net sales in 2012, 2011, and 2010, respectively. Sales to this customer were primarily included in our North America segment.

Related Party Transactions	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Related Party Transactions

14. Related Party Transactions

Allocated Expenses

Prior to completion of our initial public offering, Dean Foods provided certain corporate services to us, and costs associated with these functions were allocated to us. These allocations include costs related to corporate services, such as executive management, supply chain, information technology, legal, finance and accounting, investor relations, human resources, risk management, tax, treasury, and other services, as well as stock-based compensation expense attributable to our employees and an allocation of stock-based compensation attributable to employees of Dean Foods. The costs of such services were allocated to us based on the most relevant allocation method to the service provided, primarily based on relative percentage of total net sales, relative percentage of headcount, or specific identification. The total amount of these allocations from Dean Foods was approximately $9.3 million in the three months ended March 31, 2012. These cost allocations are primarily reflected within general and administrative expenses in our unaudited condensed consolidated statements of operations as well as classified as “Corporate and other” in Note 13 “Segment, Geographic, and Customer Information.” Management believes the basis on which the expenses have been allocated to be a reasonable reflection of the utilization of services provided to or the benefit received by us during the periods presented. Dean Foods continues to provide many of these services on a transitional basis for a fee.

Upon completion of our initial public offering, we assumed responsibility for the costs of these functions. The allocations may not reflect the expense we would have incurred as a stand-alone public company for the three months ended March 31, 2012. Actual costs that may have been incurred if we had been a stand-alone public company would depend on a number of factors, including the chosen organizational structure, what functions were outsourced or performed by employees, and strategic decisions made in certain areas.

We were allocated a portion of Dean Foods’ consolidated debt based on amounts directly incurred by us to fund the acquisition of Alpro in July 2009. Prior to completion of our initial public offering, interest expense during the three months ended March 31, 2012 had been allocated based on the historical interest rates of the Dean Foods senior secured credit facility during that three month period. Debt issuance costs were allocated in the same proportion as the debt. In connection with our initial public offering, the allocated portion of the Dean Foods senior secured credit facility was settled as a contribution to our capital from Dean Foods. Management believes the basis of historical allocation for debt, interest expense, and debt issuance costs is reasonable. However, these amounts may not be indicative of the actual amounts that we would have incurred had we been a stand-alone public company for the three months ended March 31, 2012.

Cash Management

We use a centralized approach to cash management and financing of operations. Prior to completion of our initial public offering, Dean Foods provided financing, cash management, and other treasury services to us. Our North American cash balances were regularly swept by Dean Foods, and we received funding from Dean Foods for our operating and investing cash needs. Cash transferred to and from Dean Foods was historically recorded as intercompany payables and receivables that were reflected as a component of Dean Foods’ net investment in our unaudited condensed consolidated balance sheets. Since completion of our initial public offering, we have maintained separate cash management and financing functions for our operations.

Related Party Arrangements

Historically, related party transactions and activities involving Dean Foods and its wholly-owned subsidiaries were not always consummated on terms equivalent to those that would prevail in an arm’s-length transaction where conditions of competitive, free-market dealing may exist.

Prior to completion of our initial public offering, certain related party transactions were settled by either non-cash capital contributions from Dean Foods to us or non-cash capital distributions from us to Dean Foods and included as part of Dean Foods’ net investment. Other related party transactions that are settled in cash are reflected as related party receivables in our unaudited condensed consolidated balance sheets.

During the three months ended March 31, 2013 and 2012, we utilized manufacturing facilities and resources managed by affiliates of Dean Foods to conduct our business. The expenses associated with these transactions, which primarily relate to co-packing certain of our products, are included in cost of sales in our unaudited condensed consolidated statements of operations.

In connection with and effective as of our initial public offering, we entered into agreements that formalize ongoing commercial arrangements we have with Dean Foods and Morningstar, which are described below. Certain terms of these agreements were modified in connection with Dean Foods’ sale of Morningstar. These agreements are described in Note 2, “Transactions with Morningstar.”

Agreements with Fresh Dairy Direct

Fresh Dairy Direct (“FDD”) Sales and Distribution Agreement — We entered into an agreement with two wholly-owned subsidiaries of Dean Foods, Suiza Dairy Group, LLC (“Suiza Dairy”) and Dean Dairy Holdings, LLC (“Dean Dairy”), pursuant to which those subsidiaries continue to sell and distribute certain WhiteWave products for a fixed initial term of up to 18 months, depending on the product and customer. This agreement modifies our historical intercompany arrangements and reflects new pricing.

FDD Co-Packing Agreement — Additionally, we entered into a separate manufacturing agreement with Suiza Dairy and Dean Dairy pursuant to which those subsidiaries continue manufacturing WhiteWave fresh organic milk products on our behalf for a term of 18 months. The agreement formalizes our historical intercompany arrangements.

FDD Cream Supply Agreement — We also entered into a supply agreement with Suiza Dairy and Dean Dairy pursuant to which we continue to purchase cream from such subsidiaries for an initial term ending December 31, 2013, with an option for us to renew for up to four one-year terms. This agreement formalizes our historical intercompany arrangements.

Termination of Intellectual Property License Agreement

Historically, the Company was party to a license agreement with Morningstar, pursuant to which Morningstar had the right to use the Company’s intellectual property in the manufacture of certain products for a fee. For the three months ended March 31, 2012, related party license income was recorded within operating income in our unaudited condensed consolidated statements of operations in the amount of $10.5 million.

In conjunction with the license agreement, a loan agreement was entered into, pursuant to which the Company extended a line of credit to Morningstar related to the license income under the license agreement. Prior to completion of our initial public offering, there were no repayments of this loan and no future plans to settle the outstanding balance; therefore, the principal and associated accrued interest was shown in Dean Foods’ net investment as of December 31, 2011. The interest term on the loan to Morningstar was LIBOR plus 2% and recorded in interest income in our unaudited condensed consolidated statements of operations. Interest income for the three months ended March 31, 2012 was $1.9 million.

In connection with our initial public offering, we and Morningstar agreed to terminate this license agreement and related loan. We no longer receive license income or related interest income associated with these historical agreements. In addition, we entered into an agreement and transferred the intellectual property subject to the license agreement to Morningstar so that Morningstar has the requisite intellectual property and manufacturing know-how to produce and sell its products and brands. All intellectual property related to and necessary for the production of our products and brands was retained.

License Agreement with Dean Foods

We entered into an agreement with Dean Foods pursuant to which we have an exclusive license to manufacture and sell shelf stable aseptic flavored and white milk under Dean Foods’ TruMoo brand in certain retail channels and to designated foodservice accounts throughout North America in exchange for payment of a royalty. The initial term of the agreement is December 2012 through December 31, 2017, with automatic one-year renewals thereafter so long as we achieve specified volume thresholds and minimum royalties. We incurred immaterial royalty obligations under this agreement during the three months ended March 31, 2013.

Transition Services Agreement

We and Dean Foods also entered into a transition services agreement to cover certain continued corporate services provided by us and Dean Foods to each other following completion of our initial public offering. Our services consist primarily of marketing and research and development, while Dean Foods’ provides supply chain, information technology, legal, finance and accounting, human resources, risk management, tax, treasury, and other transitional services. Both Dean Foods’ and our services continue for a specified initial term, which vary with the types of services provided, unless terminated earlier or extended according to the terms of the transition services agreement. We pay Dean Foods mutually agreed-upon fees for their services and Dean Foods pays us mutually agreed-upon fees for our services. Dean Foods has charged us $9.5 million and we have charged Dean Foods $1.7 million for services rendered under the transition services agreement for the three months ended March 31, 2013.

Guarantees

We have historically guaranteed debt issued by Dean Foods, including the Dean Foods senior secured credit facility and the Dean Foods senior notes, on a joint and several basis. Prior to completion of our initial public offering, as this was an intercompany guarantee, the Company had not recognized an indemnification liability or any income associated with this guarantee in its unaudited condensed consolidated financial statements. Our guarantees of Dean Foods’ debt, including the Dean Foods senior secured credit facility and the Dean Foods senior notes, terminated upon completion of our initial public offering.

16. Related Party Transactions

Allocated Expenses

Prior to completion of our initial public offering, Dean Foods provided certain corporate services to us, and costs associated with these functions were allocated to us. These allocations included costs related to corporate services, such as executive management, supply chain, information technology, legal, finance and accounting, investor relations, human resources, risk management, tax, treasury, and other services, as well as stock-based compensation expense attributable to our employees and an allocation of stock-based compensation attributable to employees of Dean Foods. The costs of such services were allocated to us based on the most relevant allocation method to the service provided, primarily based on relative percentage of total net sales, relative percentage of headcount, or specific identification. The total amount of these allocations from Dean Foods was approximately $50.7 million from January 1, 2012 to the date of our initial public offering (which includes $17.5 million of transaction costs related to our initial public offering), and $32.7 million and $36.2 million in the years ended December 31, 2011, and 2010, respectively. These cost allocations are primarily reflected within general and administrative expenses in our consolidated statements of operations as well as classified as “Corporate and other” in Note 15 “Segment, Geographic, and Customer Information.” Management believes the basis on which the expenses have been allocated to be a reasonable reflection of the utilization of services provided to or the benefit received by us during the periods presented. Dean Foods continues to provide many of these services on a transitional basis for a fee.

The allocations may not reflect the expense we would have incurred as a stand-alone public company for the periods presented. Actual costs that may have been incurred if we had been a stand-alone public company would depend on a number of factors, including the chosen organizational structure, what functions were outsourced or performed by employees, and strategic decisions made in certain areas.

We were allocated a portion of Dean Foods’ consolidated debt based on amounts directly incurred by us to fund the acquisition of Alpro in July 2009. Prior to completion of our initial public offering, interest expense had been allocated based on the historical interest rates of the Dean Foods senior secured credit facility during each period presented, as this revolver was drawn to fund the Alpro acquisition. Debt issuance costs were allocated in the same proportion as the debt. In connection with our initial public offering, the allocated portion of the Dean Foods senior secured credit facility was settled as a contribution to our capital from Dean Foods. Management believes the basis of historical allocation basis for debt, interest expense, and debt issuance costs was reasonable. However, these amounts may not be indicative of the actual amounts that we would have incurred had we been a stand-alone public company for the periods presented. See Note 9 “Debt and Allocated Portion of Dean Foods’ Debt.”

Cash Management

We use a centralized approach to cash management and financing of operations. Prior to completion of our initial public offering, Dean Foods provided financing, cash management, and other treasury services to us. Our North America cash balances were regularly swept by Dean Foods, and we received funding from Dean Foods for our operating and investing cash needs. Cash transferred to and from Dean Foods was historically recorded as intercompany payables and receivables that were reflected as a component of Dean Foods’ net investment in our consolidated balance sheets. Since completion of our initial public offering, we have maintained separate cash management and financing functions for our operations.

Related Party Arrangements

Historically, related party transactions and activities involving Dean Foods and its wholly-owned subsidiaries were not always consummated on terms equivalent to those that would prevail in an arm’s-length transaction where conditions of competitive, free-market dealing may exist. Sales of our raw materials and finished products that we manufacture for other wholly-owned subsidiaries of Dean Foods have been reflected as related party sales in our consolidated financial statements.

Prior to completion of our initial public offering, certain related party transactions were settled by either non-cash capital contributions from Dean Foods to us or non-cash capital distributions from us to Dean Foods and included as part of Dean Foods’ net investment. Both prior to and after the completion of our initial public offering, other related party transactions that are settled in cash are reflected as related party receivables in our consolidated balance sheets.

During the years ended December 31, 2012, 2011, and 2010, we utilized manufacturing facilities and resources managed by affiliates of Dean Foods to conduct our business. The expenses associated with these transactions, which primarily relate to co-packing certain of our products, are included in cost of sales in our consolidated statements of operations.

In connection with and effective as of our initial public offering, we entered into agreements that formalize ongoing commercial arrangements we have with Dean Foods and certain wholly-owned Dean Foods subsidiaries, which are described below. Subsequent to year-end, the terms of these agreements were modified in connection with the sale of Morningstar.

Morningstar Transitional Sales Agreements

We entered into an agreement with Morningstar, a wholly-owned Dean Foods subsidiary, pursuant to which Morningstar transfers back to us responsibility for sales and associated costs of certain WhiteWave products over a 15-month term. During this term, Morningstar provides certain transitional services to us which include, but are not limited to, taking and filling orders, collecting receivables, and shipping products to our customers. Morningstar remits to us the cash representing the net profit collected from these product sales until such time as the sales are transitioned to us. The net effect of the agreement since its effective date is reflected as related party fees of $4.5 million in our consolidated statement of operations, representing gross billings to customers by the subsidiary of Dean Foods of $12.2 million for the period ended December 31, 2012.

We also entered into an agreement with Morningstar pursuant to which we transfer to Morningstar responsibility for the sales and associated costs of our aerosol whipped topping and other non-core products over a 15-month term. During this term, we provide certain transitional services to Morningstar which include, but are not limited to, taking and filling orders, collecting receivables, and shipping products to customers. We remit to Morningstar the net profit associated with these product sales until such time as the sales are transitioned to Morningstar. The net fees remitted since the agreement’s effective date were $2.0 million.

Morningstar Co-Packing Agreement

We entered into a manufacturing agreement with Morningstar pursuant to which Morningstar continues manufacturing various WhiteWave products on our behalf. With the exception of the manufacture of aerosol whipped topping and other non-core products, which are subject to this agreement for a term of up to 15 months, this agreement generally has a term of three to five years with respect to the various product lines. We expect that approximately 10% to 11% of our products, calculated as a percentage of cost of sales, will continue to be manufactured by Morningstar under this agreement. The agreement modifies our historical intercompany arrangements and reflects new pricing. The effect of the agreement since its effective date is an increase in cost of sales of $0.6 million in our consolidated statement of operations for the period ended December 31, 2012.

Fresh Dairy Direct (“FDD”) Sales and Distribution Agreement

We entered into an agreement with two wholly-owned subsidiaries of Dean Foods, Suiza Dairy Group, LLC (“Suiza Dairy”) and Dean Dairy Holdings, LLC (“Dean Dairy”), pursuant to which those subsidiaries continue to sell and distribute certain WhiteWave products for a fixed initial term of up to 18 months, depending on the product and customer. This agreement modifies our historical intercompany arrangements and reflects new pricing. The effect of the agreement since its effective date is an increase in net sales to related parties and cost of sales of $4.1 million and $1.2 million, respectively, in our consolidated statement of operations for the period ended December 31, 2012.

FDD Co-Packing Agreement

Additionally, we entered into a separate manufacturing agreement with Suiza Dairy and Dean Dairy pursuant to which those subsidiaries continue manufacturing WhiteWave fresh organic milk products on our behalf for a term of 18 months. The agreement formalizes our historical intercompany arrangements. The effect of the agreement since its effective date is an increase in cost of sales of $0.1 million in our consolidated statement of operations for the period ended December 31, 2012.

FDD Cream Supply Agreement

We also entered into a supply agreement with Suiza Dairy and Dean Dairy pursuant to which we continue to purchase cream from such subsidiaries for an initial term ending December 31, 2013, with an option for us to renew for up to four one-year terms. This agreement formalizes our historical intercompany arrangements. There was no net effect of the agreement since its effective date in our consolidated statement of operations for the period ended December 31, 2012.

Termination of Intellectual Property License Agreement

Historically, the Company was party to a license agreement with Morningstar, pursuant to which Morningstar had the right to use the Company’s intellectual property in the manufacture of certain products for a fee. For the years ended December 31, 2012, 2011, and 2010, related party license income was recorded within operating income in our consolidated statements of operations in the amount of $36.0 million, $42.7 million, and $39.4 million, respectively.

As of December 31, 2012 and 2011, amounts outstanding under this agreement totaled $nil million and $11.1 million, respectively. This amount was recorded separately as related party receivables within our consolidated balance sheet.

In conjunction with the license agreement, a loan agreement was entered into, pursuant to which the Company extended a line of credit to Morningstar related to the license income under the license agreement. Prior to completion of our initial public offering, there were no repayments of this loan and no future plans to settle the outstanding balance; therefore, the principal and associated accrued interest was shown in Dean Foods’ net investment as of December 31, 2011. The interest term on the loan to Morningstar was LIBOR plus 2% and recorded in interest income in our consolidated statements of operations. Interest income for the years ended December 31, 2012, 2011 and 2010 was $6.4 million, $6.1 million, and $5.1 million, respectively.

In connection with our initial public offering, we and Morningstar agreed to terminate this license agreement and the related loan. We no longer receive license income or related interest income associated with these historical agreements. In addition, we entered into an agreement and transferred the intellectual property subject to the license agreement to Morningstar so that Morningstar has the requisite intellectual property and manufacturing know-how to produce and sell its products and brands. All intellectual property related to and necessary for the production of our products and brands was retained.

Transition Services Agreement

We and Dean Foods also entered into a transition services agreement to cover certain continued corporate services provided by us and Dean Foods to each other following completion of our initial public offering. Our services consist primarily of marketing and research and development, while Dean Foods’ provides supply chain, information technology, legal, finance and accounting, human resources, risk management, tax, treasury, and other transitional services. Both Dean Foods’ and our services continue for a specified initial term, which vary with the types of services provided, unless terminated earlier or extended according to the terms of the transition services agreement. We pay Dean Foods mutually agreed-upon fees for their services and Dean Foods pays us mutually agreed-upon fees for our services. Dean Foods has charged us $5.4 million and we have charged Dean Foods $2.6 million for services rendered under the transition services agreement since its effective date.

In connection with Dean Foods’ planned sale of Morningstar, the transition services agreement between us and Dean Foods was amended on November 20, 2012 to modify certain pricing terms and to remove those services provided to or by Morningstar. On the same date, we entered into a separate transition services agreement with Morningstar to include those services removed from the agreement between us and Dean Foods. The net effect of the amended agreement with Dean Foods and separate agreement with Morningstar was not material to our consolidated financial statements.

Guarantees

We have historically guaranteed debt issued by Dean Foods, including the Dean Foods senior secured credit facility and the Dean Foods senior notes, on a joint and several basis. Prior to completion of our initial public offering, as this was an intercompany guarantee, the Company had not recognized an indemnification liability or any income associated with this guarantee in its consolidated financial statements. Our guarantees of Dean Foods’ debt, including the Dean Foods senior secured credit facility and the Dean Foods senior notes, terminated upon completion of our initial public offering.

Earnings Per Share	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Earnings Per Share

15. Earnings Per Share

Basic earnings per share is based on the weighted average number of common shares outstanding during each period. Diluted earnings per share is based on the weighted average number of common shares outstanding and the effect of all dilutive common stock equivalents outstanding during each period. The contribution of WWF Operating Company (“WWF Opco”) to WhiteWave was treated as a reorganization of entities under common control under Dean Foods. As a result, we are retrospectively presenting the shares outstanding for WhiteWave and WWF Opco for all periods presented. For the period prior to completion of our initial public offering, the same number of Class B shares is being used for basic and diluted earnings per share, as no WhiteWave Class A common stock or equity awards were outstanding. The outstanding shares of Class B common stock give effect to Dean Foods’ contribution of WWF Opco’s capital stock to WhiteWave.

The following table reconciles the numerators and denominators used in the computations of both basic and diluted earnings per share:

	Three months ended March 31,
	2013	2012
	(In thousands, except share and per share data)
Basic earnings per share computation:
Numerator:
Net income	$23,998	$31,308
Denominator:
Average common shares	173,000,000	150,000,000
Basic earnings per share	$0.14	$0.21
Diluted earnings per share computation:
Numerator:
Net income	$23,998	$31,308
Denominator:
Average common shares—basic	173,000,000	150,000,000
Stock option conversion(1)	27,079	—
Stock units (2)	105,838	—
Average common shares—diluted	173,132,917	150,000,000
Diluted earnings per share	$0.14	$0.21

(1)	2,445,327 anti-dilutive options were excluded from the calculation for the three months ended March 31, 2013.
(2)	52 anti-dilutive RSUs were excluded from the calculation for the three months ended March 31, 2013.

17. Earnings Per Share

Basic earnings per share is based on the weighted average number of common shares outstanding during each period. Diluted earnings per share is based on the weighted average number of common shares outstanding and the effect of all dilutive common stock equivalents outstanding during each period. The contribution of WWF Opco to WhiteWave was treated as a reorganization of entities under common control under Dean Foods. As a result, we are retrospectively presenting the shares outstanding for WhiteWave and WWF Opco for all periods presented. For all periods prior to completion of our initial public offering, the same number of Class B shares is being used for basic and diluted earnings per share as no WhiteWave Class A common stock or equity awards were outstanding. The outstanding shares of Class B common stock give effect to Dean Foods’ contribution of WWF Opco’s capital stock to WhiteWave.

The following table reconciles the numerators and denominators used in the computations of both basic and diluted earnings per share:

	Years ended December 31,
	2012	2011	2010
	(In thousands, except share and per share data)
Basic earnings per share computation:
Numerator:
Income from continuing operations attributable to The WhiteWave Foods Company	$112,514	$114,334	$81,356
Denominator:
Average common shares	153,770,492	150,000,000	150,000,000
Basic earnings per share from continuing operations attributable to The WhiteWave Foods Company	$0.73	$0.76	$0.54
Basic earnings (loss) per share from discontinued operations	0.01	(0.04)	(0.01)
Basic earnings per share from net income attributable to The WhiteWave Foods Company	$0.74	$0.72	$0.53
Diluted earnings per share computation:
Numerator:
Income from continuing operations attributable to The WhiteWave Foods Company	$112,514	$114,334	$81,356
Denominator:
Average common shares — basic	153,770,492	150,000,000	150,000,000
Stock option conversion(1)	—	—	—
Stock units(2)	5	—	—
Average common shares — diluted	153,770,497	150,000,000	150,000,000
Diluted earnings per share from continuing operations attributable to The WhiteWave Foods Company	$0.73	$0.76	$0.54
Diluted earnings (loss) per share from discontinued operations	0.01	(0.04)	(0.01)
Diluted earnings per share from net income attributable to The WhiteWave Foods Company	$0.74	$0.72	$0.53

(1)	2,445,327 anti-dilutive options were excluded from the calculation for the year ended December 31, 2012.
(2)	666,999 anti-dilutive RSUs were excluded from the calculation for the year ended December 31, 2012.

Subsequent Events	12 Months Ended
Dec. 31, 2012
Subsequent Events

18. Subsequent Events

On January 3, 2013, Dean Foods sold Morningstar to an unaffiliated third party. In connection with this sale, we modified certain of the commercial agreements between us and Morningstar. These modifications, with the exception of the Morningstar Asset Purchase Agreement, are primarily timing modifications and will not have a material impact on our results of operations.

Morningstar Asset Purchase Agreement

In connection with Dean Foods’ sale of Morningstar, we agreed to terminate an option to purchase plant capacity and property at a Morningstar facility, sell to Morningstar certain manufacturing equipment used to produce certain WhiteWave products, and execute certain other transactions. The agreement was executed on December 2, 2012 but became effective on January 2, 2013, and we received proceeds of $60 million as consideration. This transaction will be accounted for as a contribution to equity and the proceeds were used to repay a portion under the outstanding balance of the senior secured credit facilities.

Quarterly Results of Operations (unaudited)	12 Months Ended
Dec. 31, 2012
Quarterly Results of Operations (unaudited)

19. Quarterly Results of Operations (unaudited)

The following is a summary of our unaudited quarterly results of operations for 2012 and 2011:

	Quarter
	First	Second	Third	Fourth
	(In thousands, except share and per share data)
2012
Net sales	$552,028	$554,446	$574,853	$608,111
Gross profit	192,440	195,151	204,638	211,715
Income from continuing operations	31,308	26,383	26,292	28,531
Net income	31,308	26,383	26,292	30,990
Net income attributable to The WhiteWave Foods Company	31,308	26,383	26,292	29,711
Earnings per common share(1) :
Net income per common share — basic and diluted	0.21	0.18	0.18	0.19
Net income attributable to The WhiteWave Foods Company per common share — basic and diluted	0.21	0.18	0.18	0.18
2011
Net sales	$482,012	$492,639	$509,570	$541,530
Gross profit	162,713	166,898	172,552	182,278
Income from continuing operations	24,430	25,736	33,137	31,031
Net income	20,668	22,452	18,226	29,499
Net income attributable to The WhiteWave Foods Company	22,549	24,959	29,763	30,124
Earnings per common share(1) :
Net income per common share — basic and diluted	0.14	0.15	0.12	0.20
Net income attributable to The WhiteWave Foods Company per common share — basic and diluted	0.15	0.17	0.20	0.20

(1)	Earnings per common share calculations for each of the quarters were based on the basic and diluted weighted average number of shares outstanding for each quarter. The sum of the quarters may not necessarily be equal to the full year earnings per common share amount.

General	3 Months Ended
Mar. 31, 2013
General

1. General

Nature of Our Business — We are a leading consumer packaged food and beverage company focused on high-growth product categories that are aligned with emerging consumer trends. We manufacture, market, distribute, and sell branded plant-based foods and beverages, coffee creamers and beverages, and premium dairy products throughout North America and Europe. Our brands distributed in North America include Silk plant-based foods and beverages, International Delight and LAND O LAKES coffee creamers and beverages, and Horizon Organic premium dairy products, while our European brands of plant-based foods and beverages include Alpro and Provamel.

Basis of Presentation — The unaudited condensed consolidated financial statements contained in this Quarterly Report on Form 10-Q (“Form 10-Q”) have been prepared on the same basis as the audited consolidated financial statements in our Annual Report on Form 10-K for the year ended December 31, 2012, which was filed with the Securities and Exchange Commission on February 19, 2013. In our opinion, we have made all necessary adjustments (which generally include normal recurring adjustments) in order to present fairly, in all material respects, our consolidated financial position, results of operations and cash flows as of the dates and for the periods presented. Certain information and footnote disclosures normally included in financial statements prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) have been omitted. Our results of operations for the three months ended March 31, 2013 and 2012 may not be indicative of our operating results for the full year. The unaudited condensed consolidated financial statements contained in this Form 10-Q should be read in conjunction with the audited consolidated financial statements for the year ended December 31, 2012 contained in our Annual Report on Form 10-K for the year ended December 31, 2012.

For periods prior to the completion of our initial public offering on October 31, 2012, our condensed consolidated financial statements have been prepared on a stand-alone basis and derived from Dean Foods Company’s (“Dean Foods”) consolidated financial statements and accounting records using the historical results of operations, and assets and liabilities attributed to our operations, and include allocations of expenses from Dean Foods. Our consolidated and segment results are not necessarily indicative of our future performance and do not reflect what our financial performance would have been had we been a stand-alone public company for the three months ended March 31, 2012.

Prior to completion of our initial public offering, Dean Foods provided certain corporate services to us, and costs associated with these functions have been allocated to us. These allocations include costs related to corporate services, such as executive management, supply chain, information technology, legal, finance and accounting, investor relations, human resources, risk management, tax, treasury, and other services, as well as share-based compensation expense attributable to our employees and an allocation of share-based compensation attributable to employees of Dean Foods. The costs of such services were allocated to us based on the most relevant allocation method to the service provided, primarily based on relative percentage of total net sales, relative percentage of headcount, or specific identification. The total amount of these allocations from Dean Foods was approximately $9.3 million in the three months ended March 31, 2012. These cost allocations are primarily reflected within general and administrative expenses in our unaudited condensed consolidated statements of operations as well as classified as “Corporate and other” in Note 13 “Segment, Geographic and Customer Information.” Management believes the basis on which the expenses have been allocated to be a reasonable reflection of the utilization of services provided to or the benefit received by us during the periods presented. Dean Foods continues to provide many of these services on a transitional basis for a fee.

Upon completion of our initial public offering, we assumed responsibility for the costs of these functions. The allocations may not reflect the expense we would have incurred as a stand-alone public company for the periods presented. Actual costs that may have been incurred if we had been a stand-alone public company would depend on a number of factors, including the chosen organizational structure, what functions were outsourced or performed by employees, and strategic decisions made in certain areas.

Prior to completion of our initial public offering, total equity represented Dean Foods’ interest in our recorded net assets. Dean Foods’ net investment balance represented the cumulative net investment by Dean Foods in us through October 31, 2012, including any prior net income or loss or other comprehensive income or loss attributed to us and contributions received from or distributions made to Dean Foods. Certain transactions between us and other related parties that are wholly-owned subsidiaries of Dean Foods, including allocated expenses and settlement of intercompany transactions, are also included in Dean Foods’ net investment.

We were allocated a portion of Dean Foods’ consolidated debt based on amounts directly incurred by us to fund the acquisition of Alpro in July 2009. Prior to completion of our initial public offering, interest expense had been allocated based on the historical interest rates of the Dean Foods senior secured credit facility during each period presented, as this revolver was drawn to fund the Alpro acquisition. Debt issuance costs were allocated in the same proportion as the debt. In connection with our initial public offering, the allocated portion of the Dean Foods senior secured credit facility was settled as a contribution to our capital from Dean Foods. Management believes the basis of historical allocation for debt, interest expense and debt issuance costs is reasonable. However, these amounts may not be indicative of the actual amounts that we would have incurred had we been a stand-alone public company for the three months ended March 31, 2012. See Note 7 “Debt and Allocated Portion of Dean Foods’ Debt.”

Spin-Off from Dean Foods on May 23, 2013 — On May 1, 2013, Dean Foods announced that its board of directors has authorized the distribution to Dean Foods stockholders of an aggregate of 47,686,000 shares of WhiteWave Class A common stock and 67,914,000 shares of WhiteWave Class B common stock on May 23, 2013, the distribution date, as a pro rata dividend on shares of Dean Foods common stock outstanding at the close of business on the record date of May 17, 2013. Since our initial public offering in October 2012, Dean Foods has owned an 86.7% economic interest and a 98.5% voting interest in our outstanding common stock. When the distribution is complete, Dean Foods will continue to own approximately 19.9% of our outstanding common stock. Dean Foods expects to dispose of its remaining shares of WhiteWave Class A common stock within 18 months after the distribution in one or more debt-for-equity exchanges or other tax-free dispositions.

Recently Issued Accounting Pronouncements — On January 1, 2013, we adopted changes issued by the FASB on the reporting of amounts reclassified out of accumulated other comprehensive income. These changes require an entity to report the effect of significant reclassifications out of accumulated other comprehensive income on the respective line items in net income if the amount being reclassified is required to be reclassified in its entirety to net income. For other amounts that are not required to be reclassified in their entirety to net income in the same reporting period, an entity is required to cross-reference other disclosures that provide additional detail about those amounts. These requirements are to be applied to each component of accumulated other comprehensive income. Other than the additional disclosure requirements, the adoption of these changes had no impact on our unaudited condensed consolidated financial statements. See Note 10 “Accumulated Other Comprehensive Loss.”

Transactions with Morningstar Foods, LLC ("Morningstar")	3 Months Ended
Mar. 31, 2013
Transactions with Morningstar Foods, LLC ("Morningstar")

2. Transactions with Morningstar Foods, LLC (“Morningstar”)

On January 3, 2013 Dean Foods sold Morningstar to an unaffiliated third party, and therefore Morningstar is no longer considered a related party. In connection with this sale, we modified certain of the commercial agreements between us and Morningstar. These modifications, with the exception of the Morningstar Asset Purchase Agreement, are primarily timing modifications and will not have a material impact on our results of operations.

Morningstar Asset Purchase Agreement

In connection with Dean Foods’ sale of Morningstar, we agreed to terminate an option to purchase plant capacity and property at a Morningstar facility, sell to Morningstar certain manufacturing equipment used to produce certain WhiteWave products, and execute certain other transactions. The agreement was executed on December 2, 2012, but became effective on January 3, 2013, immediately prior to the completion of Dean Foods’ sale of Morningstar, and we received proceeds of $60 million as consideration. This transaction was accounted for as a contribution to equity and a purchase by Dean Foods. The proceeds were used to repay a portion of the outstanding balance under the senior secured credit facilities.

Transitional Sales Agreements

In connection with and effective as of our initial public offering, we entered into an agreement with Morningstar, a then wholly-owned Dean Foods subsidiary, pursuant to which Morningstar transfers back to us responsibility for sales and associated costs of certain WhiteWave products over a term of up to nine months after the completion of the Morningstar sale. During the three months ended March 31, 2013, Morningstar provided certain transitional services to us which include, but are not limited to, taking and filling orders, collecting receivables, and shipping products to our customers. Morningstar remits to us the cash representing the net profit collected from these product sales until such time as the sales are transitioned to us. The net effect of the agreement is reflected as transitional sales fees of $1.8 million in our unaudited condensed consolidated statement of operations, representing gross billings to customers by Morningstar of $19.3 million for the three months ended March 31, 2013.

We also entered into an agreement with Morningstar pursuant to which we will transfer to Morningstar responsibility for the sales and associated costs of our aerosol whipped topping and other non-core products over a 15-month term. During this term, we will provide certain transitional services to Morningstar which include, but are not limited to, taking and filling orders, collecting receivables and shipping products to customers. We will remit to Morningstar the net profit associated with these product sales until such time as the sales are transitioned to Morningstar. The net fees remitted for the three months ended March 31, 2013 were $0.7 million.

Summary of Significant Accounting Policies (Policies)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Consolidation

Consolidation

The consolidated financial statements include the accounts of our wholly-owned subsidiaries, as well as those of our 50%-owned joint venture with Hero Group (“Hero”). As we are the primary beneficiary of the joint venture’s variable interests, the financial position and results of operations for the joint venture are consolidated for financial reporting purposes. The resulting non-controlling interest’s share in the equity of the joint venture is presented as a separate component of equity in the consolidated balance sheets and consolidated statements of equity. The net income (loss) attributable to the non-controlling interest is presented in the consolidated statements of operations and the comprehensive income (loss) attributable to the non-controlling interest is presented in the consolidated statements of comprehensive income. See Note 3 “Discontinued Operations and Divestitures.”

All intercompany transactions and balances have been eliminated in consolidation. All transactions and balances between us and other wholly-owned subsidiaries of Dean Foods are reported in the consolidated financial statements. All sales and financing transactions with Dean Foods and its subsidiaries are considered to be settled for cash in the consolidated statement of cash flows at the time the transaction is recorded for periods prior to completion of our initial public offering.

Use of Estimates

Use of Estimates

The preparation of our consolidated financial statements in conformity with U.S. GAAP requires us to use our judgment to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of net sales and expenses during the reporting period. Actual results could differ from these estimates under different assumptions or conditions.

Cash and Cash Equivalents

Cash and Cash Equivalents

As of December 31, 2012 and 2011, cash is comprised of cash held in bank accounts. We consider temporary investments with an original maturity of three months or less to be cash equivalents.

Inventories

Inventories

Inventories are stated at the lower of cost or market. Our products are valued using the first-in, first-out (“FIFO”) method. The costs of finished goods inventories include raw materials, direct labor, indirect production, and overhead costs. Reserves for obsolete or excess inventory are not material.

Property, Plant, and Equipment

Property, Plant, and Equipment

Property, plant, and equipment are stated at acquisition cost, plus capitalized interest on borrowings during the actual construction period of major capital projects. Expenditures for repairs and maintenance that do not improve or extend the life of the assets are expensed as incurred. Depreciation is calculated using the straight-line method over the estimated useful lives of the assets, as follows:

Asset	Useful life
Buildings	15 to 40 years
Machinery and equipment	3 to 20 years
Computer software	3 to 8 years
Leasehold improvements	Over the shorter of the term of the applicable lease agreement or useful life

Goodwill and Intangible Assets

Goodwill and Intangible Assets

Our goodwill and identifiable intangible assets have resulted from acquisitions. Upon acquisition, the purchase price is first allocated to identifiable assets and liabilities, including customer-related intangible assets and trademarks, with any remaining purchase price recorded as goodwill. Goodwill and trademarks with indefinite lives are not amortized.

A trademark is determined to have an indefinite life if it has a history of strong sales and cash flow performance that we expect to continue for the foreseeable future. If these perpetual trademark criteria are not met, the trademarks are amortized over their expected useful lives. Determining the expected life of a trademark is based on a number of factors including the competitive environment, trademark history, and anticipated future trademark support.

Identifiable intangible assets, other than indefinite-lived trademarks, are typically amortized over the following range of estimated useful lives:

Asset	Useful life
Customer lists and relationships	3 to 15 years
Finite-lived trademarks	5 to 15 years

Impairment

Impairment

In accordance with accounting standards related to goodwill and other intangibles assets, we do not amortize goodwill and other intangible assets determined to have indefinite useful lives. Instead, we conduct impairment tests on our goodwill and indefinite-lived trademarks annually in the fourth quarter and on an interim basis when circumstances indicate that the carrying value may not be recoverable. To determine whether impairment exists, we primarily utilize a discounted future cash flow analysis.

In evaluating goodwill for impairment, we are permitted under the accounting guidance to first assess qualitative factors to determine whether it is more likely than not (that is, a likelihood of more than 50 percent) that the fair value of a reporting unit is less than its carrying amount. If we conclude that it is not more likely than not that the fair value of a reporting unit is less than its carrying value, then no further testing of the goodwill assigned to the reporting unit is required. However, if we conclude that it is more likely than not that the fair value of a reporting unit is less than its carrying value, we then perform a two-step goodwill impairment test to identify potential goodwill impairment and measure the amount of goodwill impairment to be recognized, if any.

A qualitative assessment of goodwill was performed during 2012. We assessed economic conditions and industry and market considerations, in addition to the overall financial performance of each of our reporting units. Based on the results of our assessment, we determined that it was not more likely than not that any of our reporting units had a carrying value in excess of its fair value. Accordingly, no further goodwill testing was completed. We did not recognize any impairment charges related to goodwill during 2012, 2011, or 2010.

Long-lived assets, including property, plant, and equipment and definite-lived intangible assets, are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable and prior to any goodwill impairment test. Recoverability of assets to be held and used is measured by a comparison of the carrying amount of an asset to future net cash flows expected to be generated by the asset. If the carrying amount of an asset exceeds its estimated future cash flows, an impairment charge is recognized by the amount by which the carrying amount of the asset exceeds the fair value of the asset. There were no indicators of impairment of long-lived assets identified in 2012, 2011, or 2010.

Assets Held For Sale

Assets Held For Sale

We classify assets as held for sale when management approves and commits to a formal plan of sale and our expectation is that the sale will be completed within one year. The carrying value of the net assets of the business held for sale are then recorded at the fair market value, less costs to sell. As of December 31, 2012 and 2011, $nil and $3.9 million, respectively, of assets held for sale related to the wind-down of our joint venture with Hero are presented within the consolidated balance sheets and no longer depreciated. See Note 3 “Discontinued Operations and Divestitures.”

Employee Benefit Plans

Employee Benefit Plans

We participate in Dean Foods’ consolidated defined contribution plan (including various employee savings and profit sharing plans) and contribute to a multiemployer pension plan on behalf of our employees. We also have four separate, stand-alone defined benefit pension plans as a result of the acquisition of Alpro on July 2, 2009, and we contribute to a multiemployer pension plan on behalf of certain of our employees.

We recognize the overfunded or underfunded status of defined benefit pension plans as an asset or liability on our consolidated balance sheets and recognize changes in the funded status in the year in which changes occur, through accumulated other comprehensive income (loss). The funded status is measured as the difference between the fair value of plan assets and benefit obligation (the projected benefit obligation for pension plans). Actuarial gains and losses and prior service costs and credits that have not been recognized as a component of net periodic benefit cost previously are recorded as a component of accumulated other comprehensive income (loss). Plan assets and obligations are measured as of December 31 of each year. See Note 13 “Employee Retirement and Profit Sharing Plans.”

Share-Based Compensation

Share-Based Compensation

Certain of our employees participate in two Dean Foods employee equity award plans that are settled in Dean Foods’ common stock. These plans, which are the 1997 Stock Option and Restricted Stock Plan and the Dean Foods Company 2007 Stock Incentive Plan (the “2007 Plan”), provide for grants of stock options, restricted stock units (“RSUs”), and other stock-based awards to employees, officers, and directors. Options and other stock-based awards vest in accordance with provisions set forth in the applicable award agreements. The remaining shares available for grant under the historical plans are granted pursuant to the terms and conditions of the 2007 Plan.

Share-based compensation expense is recognized for Dean Foods’ equity awards granted to our employees over the vesting period based on their grant date fair value. The fair value of option awards is estimated at the date of grant using the Black-Scholes valuation model. The fair value of RSUs is equal to the closing price of Dean Foods’ common stock on the date of the grant. Compensation expense is recognized only for equity awards expected to vest. Dean Foods estimates forfeitures at the date of grant based on its historical experience and future expectations.

On August 7, 2012, the Dean Foods Compensation Committee, the Dean Foods board of directors, and our board of directors approved the terms of our 2012 Stock Incentive Plan (the “2012 SIP”). In connection with our initial public offering, 20 million shares of our Class A common stock were reserved for issuance under the 2012 SIP upon the exercise of future stock options, restricted stock units, or restricted stock that will be issued under our employee benefit plans. The purpose of the plan is to attract and retain non-employee directors, consultants, executive personnel, and other key employees of outstanding ability to motivate them by means of performance related incentives and to enable them to participate in our growth and financial success. Eligibility to participate in the 2012 SIP is limited to our employees (including officers and directors who are employees), non-employee directors, and consultants, and employees, non-employee directors, and consultants of our subsidiaries.

Pursuant to the SIP and in connection with our initial public offering, the Company granted equity to certain of our executive officers and employees (the “IPO Grants”). Share-based compensation expense is recognized over the vesting period based on their grant date fair value. The fair value of option awards is estimated at the date of grant using the Black-Scholes valuation model. The fair value of RSUs is equal to the closing price of our common stock on the date of the grant. Compensation expense is recognized only for equity awards expected to vest. Share-based compensation expense is primarily included within general and administrative expenses. See Note 11 “Share-Based Compensation.”

Effective upon and subject to any transaction, including a spin-off, or other event or occurrence pursuant to which we cease to be a majority-owned subsidiary of Dean Foods (a “Separation Transaction”), the employee matters agreement between us and Dean Foods provides that our workforce will commence participation in share-based compensation plans established and sponsored by us, which will generally provide substantially comparable benefits to those benefits provided to these employees before such Separation Transaction.

Revenue Recognition, Sales Incentives and Accounts Receivable

Revenue Recognition, Sales Incentives and Trade Accounts Receivable

Sales are recognized when persuasive evidence of an arrangement exists, the price is fixed or determinable, the product has been delivered to the customer, and there is a reasonable assurance of collection of the sales proceeds. Sales are recorded net of allowances for returns, trade promotions, and other discounts. We routinely offer sales incentives and discounts through various regional and national programs to our customers and to consumers. These programs include rebates, shelf-price reductions, in-store display incentives, coupons, and other trade promotional activities. These programs, as well as amounts paid to customers for shelf-space in retail stores, are considered reductions in the price of our products and thus are recorded as reductions to gross sales. Some of these incentives are recorded by estimating incentive costs based on our historical experience and expected levels of performance of the trade promotion. We maintain liabilities at the end of each period for the estimated incentive costs incurred but unpaid for these programs, which are recorded as a reduction in our trade accounts receivable balance. Differences between estimated and actual incentive costs are normally not material and are recognized in earnings in the period such differences are determined.

We generally provide credit terms to customers of net 10 days, from invoice date. We perform ongoing credit evaluations of our customers and maintain allowances for potential credit losses based on our historical experience. Estimated product returns historically have not been material.

Related Party Sales and Fees

Related Party Sales and Fees

Sales to other wholly-owned subsidiaries of Dean Foods of raw materials and the finished products that we manufacture have been reflected as related party sales in our consolidated statements of operations.

In connection with our initial public offering, we entered into an agreement with Morningstar Foods, LLC (“Morningstar”), pursuant to which it transfers back to us responsibility for its sales and associated costs of certain WhiteWave products. Morningstar remits to us the cash representing the net profit collected from these product sales until such time as the sales are transitioned to us. The net effect of the agreement is reflected as related party fees in our consolidated statements of operations. See Note 16 “Related Party Transactions.”

Advertising Expense

Advertising Expense

We market our products through advertising and other promotional activities, including media and agency. Advertising expense is charged to income during the period incurred, except for expenses related to the development of a major commercial or media campaign which are charged to income during the period in which the advertisement or campaign is first presented to the public. Advertising expense totaled $172.6 million, $138.9 million, and $142.7 million in 2012, 2011, and 2010, respectively. Prepaid advertising was $1.3 million and $1.7 million as of December 31, 2012 and 2011, respectively.

Shipping and Handling Fees

Shipping and Handling Fees

Our shipping and handling costs are included in both cost of sales and selling and distribution expense, depending on the nature of such costs. In cost of sales, we include inventory warehouse costs and product loading and handling costs at Company-owned facilities. Costs associated with shipping products to customers through third-party carriers and third-party inventory warehouse costs are included in selling and distribution expense. Shipping and handling costs totaled $214.1 million, $171.9 million, and $143.3 million in 2012, 2011, and 2010, respectively.

Insurance Accruals

Insurance Accruals

We participate in Dean Foods’ various insurance programs, which consist of selected levels of property and casualty risks, primarily related to employee health care, workers’ compensation claims, and other casualty losses. Many of these potential losses are covered under conventional insurance programs with third-party carriers with high deductible limits. In other areas, Dean Foods is self-insured with stop-loss coverage. Accrued liabilities for incurred but not reported losses related to these retained risks are calculated based upon loss development factors which contemplate a number of factors including claims history and expected trends. These loss development factors are developed by Dean Foods in consultation with external insurance brokers and actuaries.

At December 31, 2012 and 2011, we recorded accrued liabilities related to these retained risks based on specific claims filed by our employees in the amounts of $1.9 million and $3.0 million, respectively, including both current and long-term liabilities.

Effective upon and subject to any Separation Transaction, the employee matters agreement between us and Dean Foods provides that our workforce will commence participation in insurance programs established and sponsored by us, which will generally provide substantially comparable benefits to those benefits provided to these employees before such Separation Transaction.

Research and Development

Research and Development

Our research and development activities primarily consist of generating and testing new product concepts, new flavors, and packaging. Our total research and development expense was $12.3 million, $11.1 million, and $15.4 million for 2012, 2011, and 2010, respectively. Research and development costs are included in general and administrative expenses in our consolidated statements of operations.

Foreign Currency Translation

Foreign Currency Translation

The financial statements of our foreign subsidiaries are translated to U.S. Dollars. The functional currency of our foreign subsidiaries is generally the local currency of the country. Accordingly, assets and liabilities of the foreign subsidiaries are translated to U.S. Dollars at period-end exchange rates. Income and expense items are translated at the average rates prevailing during the period. Changes in exchange rates that affect cash flows and the related receivables or payables are recognized as transaction gains and losses. Our transaction gains and losses are reflected in general and administrative expense in our consolidated statements of operations. The cumulative translation adjustment in accumulated other comprehensive income (loss) reflects the unrealized adjustments resulting from translating the financial statements of our foreign subsidiaries.

Income Taxes

Income Taxes

Income taxes have been prepared on a separate return basis as if the Company was a stand-alone entity. However, as a result of being included in the Dean Foods’ U.S. consolidated federal income tax return and Dean Foods’ payment of domestic taxes, U.S. federal and state current income taxes for periods prior to the completion of our initial public offering on October 31, 2012, are included in Dean Foods’ net investment in the Company’s consolidated balance sheets. Foreign income tax liabilities are paid by the Company and therefore are presented separately. All of our wholly-owned U.S. operating subsidiaries, as well as our proportional share of the operations of our consolidated joint venture, are included in the preparation of our U.S. federal consolidated tax calculation. Our foreign subsidiaries are required to file local jurisdiction income tax returns with respect to their operations, the earnings from which are expected to be reinvested indefinitely. At December 31, 2012, no provision had been made for U.S. federal or state income tax on approximately $96.7 million of accumulated foreign earnings, as they are considered to be indefinitely reinvested. Computation of the potential deferred tax liability associated with these undistributed earnings and other basis differences is not practicable.

Deferred income taxes arise from temporary differences between amounts recorded in the consolidated financial statements and tax bases of assets and liabilities using enacted tax rates in effect for the years in which the differences are expected to reverse. Deferred tax assets, including the benefit of net operating loss and tax credit carryforwards, are evaluated based on the guidelines for realization and are reduced by a valuation allowance if deemed necessary.

We recognize the income tax benefit from an uncertain tax position when it is more likely than not that, based on technical merits, the position will be sustained upon examination, including resolutions of any related appeals or litigation processes. We recognize accrued interest related to uncertain tax positions as a component of income tax expense. Penalties, if incurred, are recognized as a component of operating income.

Recent Accounting Pronouncements

Recently Issued Accounting Pronouncements — On January 1, 2013, we adopted changes issued by the FASB on the reporting of amounts reclassified out of accumulated other comprehensive income. These changes require an entity to report the effect of significant reclassifications out of accumulated other comprehensive income on the respective line items in net income if the amount being reclassified is required to be reclassified in its entirety to net income. For other amounts that are not required to be reclassified in their entirety to net income in the same reporting period, an entity is required to cross-reference other disclosures that provide additional detail about those amounts. These requirements are to be applied to each component of accumulated other comprehensive income. Other than the additional disclosure requirements, the adoption of these changes had no impact on our unaudited condensed consolidated financial statements. See Note 10 “Accumulated Other Comprehensive Loss.”

Recent Accounting Pronouncements

In May 2011, in an effort to assist in the convergence of U.S. GAAP and International Financial Reporting Standards (“IFRS”), the Financial Accounting Standards Board (“FASB”) issued an Accounting Standards Update related to “Fair Value Measurements: Amendments to Achieve Common Fair Value Measurements and Disclosure Requirements in U.S. GAAP and IFRSs.” The standard expands existing disclosure requirements for fair value measurements and makes certain other amendments, including a requirement to categorize, by level in the fair value hierarchy, items that are required to be disclosed, but not measured, at fair value. The standard is effective for fiscal years, and interim periods within those years, beginning after December 15, 2011, and should be applied prospectively. We adopted this standard as of January 1, 2012 and its adoption did not have a material effect on our consolidated financial statements.

In June 2011, the FASB issued an Accounting Standards Update related to “Presentation of Comprehensive Income.” This standard revises the manner in which entities present comprehensive income in their financial statements. The new guidance removes the previously accepted presentation options and requires entities to report components of comprehensive income in either a continuous statement of comprehensive income, or two separate but consecutive statements. The standard is effective for fiscal years, and interim periods within those years, beginning after December 15, 2011, and requires retrospective application for all periods presented in the financial statements. In December 2011, the FASB indefinitely deferred the portion of this standard that requires entities to present reclassification adjustments out of accumulated other comprehensive income by component in both the statement in which net income is presented and the statement in which other comprehensive income is presented. We adopted this standard as of January 1, 2012.

In September 2011, the FASB issued an Accounting Standards Update related to “Testing Goodwill for Impairment.” The new guidance permits entities to make a qualitative assessment of whether it is more likely than not that a reporting unit’s fair value is less than its carrying amount before applying the two-step goodwill impairment test. Unless an entity concludes that it is more likely than not that the fair value of a reporting unit is less than its carrying amount, it would not be required to perform the two-step impairment test for that reporting unit. The standard is effective for annual and interim goodwill impairment tests performed in fiscal years beginning after December 15, 2011, and early adoption is permitted. We adopted this standard as of January 1, 2012 and its adoption did not have a material effect on our consolidated financial statements.

In September 2011, the FASB issued an Accounting Standards Update related to “Compensation Retirement Benefits — Multiemployer Plans.” This standard requires new quantitative and qualitative disclosures for multiemployer pension and other postretirement benefit plans. The objective of the amended disclosure requirements is to provide users with more detailed information about the plans in which we participate. We adopted this standard as of January 1, 2012. See Note 13 “Employee Retirement and Profit Sharing Plans.”

In July 2012, the FASB issued an Accounting Standards Update related to “Testing Indefinite-Lived Intangibles for Impairment.” The purpose of the update is to simplify the guidance for testing indefinite-lived intangible assets for impairment and permits entities to first assess qualitative factors to determine whether it is necessary to perform the quantitative impairment test. Unless an entity determines, through its qualitative assessment, that is more likely than not that an indefinite-lived intangible asset is impaired, it would not be required to calculate the fair value of the asset. This standard is effective for annual and interim impairment tests of indefinite-lived intangible assets performed in fiscal years beginning after September 15, 2012, and early adoption is permitted. We are currently evaluating the impact this standard will have on our annual indefinite-lived asset impairment testing process.

Segment, Geographic and Customer Information

We evaluate the performance of our segments based on sales and operating income or loss before gains and losses on the sale of businesses, write downs related to the wind down of our joint venture, foreign exchange gains and losses and income tax. The amounts in the following tables are obtained from reports used by our chief operating decision maker. There are no significant non-cash items reported in segment profit or loss other than depreciation and amortization.

The reporting segments do not include the costs allocated to us by Dean Foods or costs incurred by us for certain corporate and shared service functions. In addition, the expense related to share-based compensation has not been allocated to our segments and is reflected entirely within the caption “Corporate and other.” Related party license income, further described in Note 14 “Related Party Transactions,” has also been excluded. Therefore, the measure of segment profit or loss presented below is before such items.

We evaluate the performance of our segments based on sales and operating income or loss before gains and losses on the sale of businesses, write downs related to the wind down of our joint venture, foreign exchange gains and losses, and income tax. The amounts in the following tables are obtained from reports used by our chief operating decision maker. There are no significant non-cash items reported in segment profit or loss other than depreciation and amortization.

The reporting segments do not include the costs allocated to us by Dean Foods for certain corporate and shared service functions. In addition, the expense related to share-based compensation has not been allocated to our segments and is reflected entirely within the caption “Corporate and other”. Related party license income, further described in Note 16 “Related Party Transactions,” has also been excluded. Therefore, the measure of segment profit or loss presented below is before such items.

Nature of Our Business

Nature of Our Business — We are a leading consumer packaged food and beverage company focused on high-growth product categories that are aligned with emerging consumer trends. We manufacture, market, distribute, and sell branded plant-based foods and beverages, coffee creamers and beverages, and premium dairy products throughout North America and Europe. Our brands distributed in North America include Silk plant-based foods and beverages, International Delight and LAND O LAKES coffee creamers and beverages, and Horizon Organic premium dairy products, while our European brands of plant-based foods and beverages include Alpro and Provamel.

Basis of Presentation

Basis of Presentation — The unaudited condensed consolidated financial statements contained in this Quarterly Report on Form 10-Q (“Form 10-Q”) have been prepared on the same basis as the audited consolidated financial statements in our Annual Report on Form 10-K for the year ended December 31, 2012, which was filed with the Securities and Exchange Commission on February 19, 2013. In our opinion, we have made all necessary adjustments (which generally include normal recurring adjustments) in order to present fairly, in all material respects, our consolidated financial position, results of operations and cash flows as of the dates and for the periods presented. Certain information and footnote disclosures normally included in financial statements prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) have been omitted. Our results of operations for the three months ended March 31, 2013 and 2012 may not be indicative of our operating results for the full year. The unaudited condensed consolidated financial statements contained in this Form 10-Q should be read in conjunction with the audited consolidated financial statements for the year ended December 31, 2012 contained in our Annual Report on Form 10-K for the year ended December 31, 2012.

For periods prior to the completion of our initial public offering on October 31, 2012, our condensed consolidated financial statements have been prepared on a stand-alone basis and derived from Dean Foods Company’s (“Dean Foods”) consolidated financial statements and accounting records using the historical results of operations, and assets and liabilities attributed to our operations, and include allocations of expenses from Dean Foods. Our consolidated and segment results are not necessarily indicative of our future performance and do not reflect what our financial performance would have been had we been a stand-alone public company for the three months ended March 31, 2012.

Prior to completion of our initial public offering, Dean Foods provided certain corporate services to us, and costs associated with these functions have been allocated to us. These allocations include costs related to corporate services, such as executive management, supply chain, information technology, legal, finance and accounting, investor relations, human resources, risk management, tax, treasury, and other services, as well as share-based compensation expense attributable to our employees and an allocation of share-based compensation attributable to employees of Dean Foods. The costs of such services were allocated to us based on the most relevant allocation method to the service provided, primarily based on relative percentage of total net sales, relative percentage of headcount, or specific identification. The total amount of these allocations from Dean Foods was approximately $9.3 million in the three months ended March 31, 2012. These cost allocations are primarily reflected within general and administrative expenses in our unaudited condensed consolidated statements of operations as well as classified as “Corporate and other” in Note 13 “Segment, Geographic and Customer Information.” Management believes the basis on which the expenses have been allocated to be a reasonable reflection of the utilization of services provided to or the benefit received by us during the periods presented. Dean Foods continues to provide many of these services on a transitional basis for a fee.

Upon completion of our initial public offering, we assumed responsibility for the costs of these functions. The allocations may not reflect the expense we would have incurred as a stand-alone public company for the periods presented. Actual costs that may have been incurred if we had been a stand-alone public company would depend on a number of factors, including the chosen organizational structure, what functions were outsourced or performed by employees, and strategic decisions made in certain areas.

Prior to completion of our initial public offering, total equity represented Dean Foods’ interest in our recorded net assets. Dean Foods’ net investment balance represented the cumulative net investment by Dean Foods in us through October 31, 2012, including any prior net income or loss or other comprehensive income or loss attributed to us and contributions received from or distributions made to Dean Foods. Certain transactions between us and other related parties that are wholly-owned subsidiaries of Dean Foods, including allocated expenses and settlement of intercompany transactions, are also included in Dean Foods’ net investment.

We were allocated a portion of Dean Foods’ consolidated debt based on amounts directly incurred by us to fund the acquisition of Alpro in July 2009. Prior to completion of our initial public offering, interest expense had been allocated based on the historical interest rates of the Dean Foods senior secured credit facility during each period presented, as this revolver was drawn to fund the Alpro acquisition. Debt issuance costs were allocated in the same proportion as the debt. In connection with our initial public offering, the allocated portion of the Dean Foods senior secured credit facility was settled as a contribution to our capital from Dean Foods. Management believes the basis of historical allocation for debt, interest expense and debt issuance costs is reasonable. However, these amounts may not be indicative of the actual amounts that we would have incurred had we been a stand-alone public company for the three months ended March 31, 2012. See Note 7 “Debt and Allocated Portion of Dean Foods’ Debt.”

Spin-Off from Dean Foods on May 23, 2013 — On May 1, 2013, Dean Foods announced that its board of directors has authorized the distribution to Dean Foods stockholders of an aggregate of 47,686,000 shares of WhiteWave Class A common stock and 67,914,000 shares of WhiteWave Class B common stock on May 23, 2013, the distribution date, as a pro rata dividend on shares of Dean Foods common stock outstanding at the close of business on the record date of May 17, 2013. Since our initial public offering in October 2012, Dean Foods has owned an 86.7% economic interest and a 98.5% voting interest in our outstanding common stock. When the distribution is complete, Dean Foods will continue to own approximately 19.9% of our outstanding common stock. Dean Foods expects to dispose of its remaining shares of WhiteWave Class A common stock within 18 months after the distribution in one or more debt-for-equity exchanges or other tax-free dispositions.

Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2012
Estimated Useful Lives of Property, Plant, and Equipment

Depreciation is calculated using the straight-line method over the estimated useful lives of the assets, as follows:

Asset	Useful life
Buildings	15 to 40 years
Machinery and equipment	3 to 20 years
Computer software	3 to 8 years
Leasehold improvements	Over the shorter of the term of the applicable lease agreement or useful life

Estimated Useful Lives of Intangible Assets

Identifiable intangible assets, other than indefinite-lived trademarks, are typically amortized over the following range of estimated useful lives:

Asset	Useful life
Customer lists and relationships	3 to 15 years
Finite-lived trademarks	5 to 15 years

Discontinued Operations and Divestitures (Tables)	12 Months Ended
Dec. 31, 2012
Summary of Joint Venture's Assets and Liabilities Held for Sale

The following is a summary of the joint venture’s assets and liabilities held for sale:

	December 31,
	2012	2011
	(In thousands)
Assets:
Current assets	$—	$3,504
Property, plant, and equipment, net	—	393

Assets held for sale	$—	$3,897

Liabilities:
Accounts payable and accrued expenses	$—	$568
Other liabilities	—	269

Liabilities of disposal groups held for sale	$—	$837

Hero Group [Member]
Summary of Operating Results of Discontinued Operations

The following is a summary of the operating results of our discontinued operations:

	Year ended December 31,
	2012	2011	2010
	(In thousands)
Operations:
Net sales	$—	$8,614	$12,873
Income (loss) before income taxes	2,559	(33,100)	(17,470)
Income tax (expense) benefit	(503)	5,995	3,168
Net income (loss)	2,056	(27,105)	(14,302)
Net income (loss) attributable to non-controlling interest	1,279	(16,550)	(8,735)

Rachel's [Member]
Summary of Operating Results of Discontinued Operations

The following is a summary of Rachel’s operating results included in discontinued operations:

Year ended December 31,
2010
(In thousands)
Operations:
Net sales	$26,319
Loss before income taxes	(3,783)
Income tax benefit	1,399
Net loss	(2,384)

Inventories (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Inventories, Net of Reserves

Inventories, net of reserves of $2.7 million and $3.3 million at March 31, 2013 and December 31, 2012, respectively, consisted of the following:

	March 31, 2013	December 31 2012
	(In thousands)
Raw materials and supplies	$70,905	$71,548
Finished goods	74,966	75,099

Total	$145,871	$146,647

Inventories, net of reserves of $3.3 million and $2.3 million at December 31, 2012 and 2011, respectively, consisted of the following:

	December 31,
	2012	2011
	(In thousands)
Raw materials and supplies	$71,548	$66,699
Finished goods	75,099	60,716

Total	$146,647	$127,415

Property, Plant, and Equipment (Tables)	12 Months Ended
Dec. 31, 2012
Components of Property, Plant and Equipment

	December 31,
	2012	2011
	(In thousands)
Land	$49,334	$47,531
Buildings	285,190	259,072
Leasehold improvements	9,355	9,355
Machinery and equipment	644,575	542,687
Construction in progress	29,472	54,976

	1,017,926	913,621
Less accumulated depreciation	(393,284)	(326,362)

Total	$624,642	$587,259

Goodwill and Intangible Assets (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Changes in Carrying Amount of Goodwill

The changes in the carrying amount of goodwill for the three months ended March 31, 2013 are as follows:

	North America	Europe	Total
		(In thousands)
Balance at December 31, 2012	$600,316	$165,270	$765,586
Foreign currency translation	—	(4,938)	(4,938)

Balance at March 31, 2013	$600,316	$160,332	$760,648

The changes in the carrying amount of goodwill for the years ended December 31, 2012 and 2011 are as follows:

	North America	Europe	Total
	(In thousands)
Balance at December 31, 2010	$600,316	$165,675	$765,991
Foreign currency translation	—	(3,655)	(3,655)

Balance at December 31, 2011	$600,316	$162,020	$762,336
Foreign currency translation	—	3,250	3,250

Balance at December 31, 2012	$600,316	$165,270	$765,586

Gross Carrying Amount and Accumulated Amortization of Intangible Assets Other Than Goodwill

The gross carrying amount and accumulated amortization of our intangible assets other than goodwill as of March 31, 2013 and December 31, 2012 are as follows:

	March 31,			December 31,
	2013			2012
	Gross carrying amount	Accumulated amortization	Net carrying amount	Gross carrying amount	Accumulated amortization	Net carrying amount`
	(In thousands)
Intangible assets with indefinite lives:
Trademarks (1)	$348,130	$—	$348,130	$350,725	$—	$350,725
Intangible assets with finite lives:
Customer-related and other	37,719	(15,237)	22,482	37,644	(14,714)	22,930
Trademarks	968	(962)	6	968	(962)	6

Total	$386,817	$(16,199)	$370,618	$389,337	$(15,676)	$373,661

(1)	The decrease in the carrying amount of intangible assets between December 31, 2012 and March 31, 2013 is the result of foreign currency translation adjustments.

The gross carrying amount and accumulated amortization of our intangible assets other than goodwill as of December 31, 2012 and 2011 are as follows:

	December 31,
	2012			2011
	Gross carrying amount	Accumulated amortization	Net carrying amount	Gross carrying amount	Accumulated amortization	Net carrying amount
	(In thousands)
Intangible assets with indefinite lives:
Trademarks(1)	$350,725	$—	$350,725	$349,041	$—	$349,041
Intangible assets with finite lives:
Customer-related and other	37,644	(14,714)	22,930	36,593	(12,061)	24,532
Trademarks	968	(962)	6	968	(960)	8

Total	$389,337	$(15,676)	$373,661	$386,602	$(13,021)	$373,581

(1)	The increase in the carrying amount of intangible assets with indefinite lives is the result of foreign currency translation adjustments.

Estimated Aggregate Finite-Lived Intangible Asset Amortization Expense

Amortization expense on finite-lived intangible assets for the three months ended March 31, 2013 and 2012 was $0.7 million and $0.6 million, respectively. Estimated aggregate finite-lived intangible asset amortization expense for the next five years is as follows (in millions):

2013	$2.9
2014	2.9
2015	2.8
2016	2.5
2017	2.5

Accounts Payable and Accrued Expenses (Tables)	12 Months Ended
Dec. 31, 2012
Components of Accounts Payable and Accrued Expenses

Accounts payable and accrued expenses for the years ended December 31, 2012 and 2011 consisted of the following:

	December 31,
	2012	2011
	(In thousands)
Accounts payable	$174,089	$164,251
Payroll and benefits	68,255	37,544
Accrued marketing and advertising	10,241	11,370
Current derivative liability (Note 10)	18,751	—
Other accrued liabilities	24,528	21,882

Total	$295,864	$235,047

Income Taxes (Tables)	12 Months Ended
Dec. 31, 2012
Income from Continuing Operations before Income Taxes

Income from continuing operations before income taxes is comprised of the following:

	Year ended December 31,
	2012	2011	2010
	(In thousands)
Domestic	$149,417	$138,410	$91,968
Foreign	19,955	28,013	22,547

Income from continuing operations before income taxes	$169,372	$166,423	$114,515

Component of Income Tax Expense

Income tax expense consists of the following components:

	Year Ended December 31
	2012(1)	2011(2)	2010(3)
	(In thousands)
Current income taxes:
Federal	$45,121	$15,737	$20,859
State	8,581	5,411	1,185
Foreign	2,394	430	1,832

Total current income tax expense	56,096	21,578	23,876

Deferred income taxes:
Federal	3,454	28,954	10,545
State	(636)	2,551	(2,709)
Foreign	(2,056)	(994)	1,447

Total deferred income tax expense	762	30,511	9,283

Total income tax expense	$56,858	$52,089	$33,159

(1)	Excludes $0.1 million in income tax expense related to discontinued operations.
(2)	Excludes $5.5 million in income tax benefit related to discontinued operations.
(3)	Excludes $10.2 million in income tax benefit related to discontinued operations.

Reconciliation of Income Taxes

The following is a reconciliation of income tax expense computed at the U.S. federal statutory tax rate to income tax expense reported in our consolidated statements of operations:

	Year ended December 31,
	2012		2011		2010
	Amount	Percentage	Amount	Percentage	Amount	Percentage
	(In thousands, except percentages)
Tax expense at statutory rate of 35%	$59,280	35.0%	$58,248	35.0%	$40,080	35.0%
State income taxes	6,757	4.0%	5,809	3.5%	3,857	3.4%
Foreign taxes versus U.S. statutory rate	(6,008)	(3.5)%	(7,710)	(4.6)%	(4,272)	(3.7)%
Transaction costs	4,489	2.7%	—	0.0%	—	0.0%
U.S. manufacturing deduction	(3,603)	(2.1)%	(1,082)	(0.7)%	(942)	(0.8)%
Audit settlements and statute of limitation lapses	(1,419)	(0.8)%	(3,413)	(2.1)%	(2,885)	(2.5)%
Deferred tax rate adjustments	(1,942)	(1.1)%	(234)	(0.1)%	(2,902)	(2.5)%
Other	(696)	(0.6)%	471	0.3%	223	0.1%

Total	$56,858	33.6%	$52,089	31.3%	$33,159	29.0%

Deferred Income Tax Assets (Liabilities)

The tax effects of temporary differences giving rise to deferred income tax assets (liabilities) were:

	December 31,
	2012(1)	2011(2)
	(In thousands)
Deferred income tax assets:
Derivative instruments	$24,861	$—
Accrued liabilities	6,844	4,754
Share-based compensation	6,578	8,876
Net operating loss carryforwards	5,459	4,804
Inventories	4,140	3,810
Receivables	3,303	3,549
Other	1,574	2,212
Valuation allowances	(524)	(528)

	52,235	27,477

Deferred income tax liabilities:
Intangible assets	(139,062)	(162,294)
Property, plant and equipment	(110,414)	(108,868)

	(249,476)	(271,162)

Net deferred income tax liability	$(197,241)	$(243,685)

(1)	Includes $1.2 million of deferred tax assets related to uncertain tax positions.
(2)	Includes $1.9 million of deferred tax assets related to uncertain tax positions.

Net Deferred Income Tax Assets (Liabilities) Classified in Consolidated Balance Sheets

The net deferred income tax assets (liabilities) shown above are classified in our consolidated balance sheets as follows:

	December 31,
	2012	2011
	(In thousands)
Current assets	$21,044	$10,621
Noncurrent liabilities	(218,285)	(254,306)

Total	$(197,241)	$(243,685)

Reconciliation of Gross Unrecognized Tax Benefits

The following is a reconciliation of gross unrecognized tax benefits, including interest, recorded in our consolidated balance sheets:

	2012	2011	2010
	(In thousands)
Balance at January 1	$12,573	$39,862	$44,563
Increases in tax positions for current year	20	772	173
Increases in tax positions for prior years	459	1,086	885
Decreases in tax positions for prior years	(608)	(28,451)	(5,331)
Settlement of tax matters	(834)	(696)	(428)
Lapse of applicable statutes of limitations	(1,177)	—	—

Balance at December 31	$10,433	$12,573	$39,862

Unrecognized Tax Benefits Classified in Consolidated Balance Sheets

The unrecognized tax benefits shown above are classified in our consolidated balance sheets as follows:

	December 31,
	2012	2011
	(In thousands)
Accrued expenses	$360	$943
Other long-term liabilities	10,073	11,630

Total	$10,433	$12,573

Debt and Allocated Portion of Dean Foods' Debt (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Summary of Outstanding Debt

Our outstanding debt as of March 31, 2013 and December 31, 2012 consisted of the following:

	March 31, 2013			December 31, 2012
	Amount outstanding	Interest rate		Amount outstanding	Interest rate
	(In thousands, except percentages)
Senior secured credit facilities	$744,050	2.04	%*	$780,550	2.20	%*
Less current portion	(15,000)			(15,000)

Total long-term debt	$729,050			$765,550

*	Represents a weighted average rate, including applicable interest rate margins, for the senior secured revolving credit facility, Term Loan A-1, and Term Loan A-2.

	December 31,
	2012			2011
	Amount outstanding	Interest rate		Amount outstanding	Interest rate
	(In thousands, except percentages)
Allocated portion of Dean Foods debt:
Senior secured credit facility	$—			$440,255	3.00%

	—			440,255
The WhiteWave Foods Company debt obligations:
Senior secured credit facilities	780,550	2.20	%*	—
Receivables-backed facility	—			15,916	1.31%

	780,550			15,916

	780,550			456,171
Less current portion	(15,000)			—

Total long-term debt	$765,550			$456,171

*	Represents a weighted average rate, including applicable interest rate margins, for the senior secured revolving credit facility, Term Loan A-1, and Term Loan A-2.

Schedule of Maturities of Long-Term Debt

The scheduled maturities of long-term debt at March 31, 2013, were as follows (in thousands):

	Total	Term Loan A -1	Term Loan A-2	Revolving Credit Facility
2013	$11,250	$9,375	$1,875	$—
2014	15,000	12,500	2,500	—
2015	21,250	18,750	2,500	—
2016	21,250	18,750	2,500	—
2017	437,800	187,500	2,500	247,800
Thereafter	237,500	—	237,500	—

Total outstanding debt	$744,050	$246,875	$249,375	$247,800

The scheduled maturities of long-term debt at December 31, 2012, were as follows (in thousands):

	Total	Term Loan A-1	Term Loan A-2	Revolving Credit Facility
2013	$15,000	$12,500	$2,500	$—
2014	15,000	12,500	2,500	—
2015	21,250	18,750	2,500	—
2016	21,250	18,750	2,500	—
2017	470,550	187,500	2,500	280,550
Thereafter	237,500	—	237,500	—

Total outstanding debt	$780,550	$250,000	$250,000	$280,550

Derivative Financial Instruments (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Summary of Interest Rate Swap Agreements

The following table summarizes the terms of the interest rate swap agreements as of March 31, 2013:

Fixed Interest Rates	Expiration Date	Notional Amount
		(In thousands)
2.75% to 3.19%	March 31, 2017	$650,000

The following table summarizes the terms of the interest rate swap agreements as of December 31, 2012:

Fixed Interest Rates	Expiration Date	Notional Amount
		(In thousands)
2.75% to 3.19%	March 31, 2017	$650,000

Derivatives Recorded at Fair Value in Consolidated Balance Sheets

As of March 31, 2013 and December 31, 2012, derivatives recorded at fair value in our unaudited condensed consolidated balance sheets were as follows:

	Derivative assets		Derivative liabilities
	March 31, 2013	December 31, 2012	March 31, 2013	December 31, 2012
	(In thousands)
Derivatives designated as Hedging Instruments
Foreign currency contracts—current (1)	$—	$—	$126	$489
Derivatives not designated as Hedging Instruments
Interest rate swap contracts—current (1)	—	—	18,288	18,262
Interest rate swap contracts—noncurrent (2)	—	—	44,118	48,669

Total derivatives	$—	$—	$62,532	$67,420

(1)	Derivative assets and liabilities that have settlement dates equal to or less than 12 months from the respective balance sheet date were included in other current assets and accounts payable and accrued expenses, respectively, in our unaudited condensed consolidated balance sheets.
(2)	Derivative liabilities that have settlement dates greater than 12 months from the respective balance sheet date were included in other long-term liabilities in our unaudited condensed consolidated balance sheets.

As of December 31, 2012 and 2011, derivatives recorded at fair value in our consolidated balance sheets were as follows:

	December 31,
	Derivative assets		Derivative liabilities
	2012	2011	2012	2011
	(In thousands)
Derivatives designated as Hedging Instruments
Foreign currency contracts — current(1)	$—	$411	$489	$—
Derivatives not designated as Hedging Instruments
Interest rate swap contracts — current(1)	—	—	18,262	—
Interest rate swap contracts — noncurrent(2)	—	—	48,669	—

Total derivatives	$—	$411	$67,420	$—

(1)	Derivative assets and liabilities that have settlement dates equal to or less than 12 months from the respective balance sheet date were included in other current assets and accounts payable and accrued expenses, respectively, in our consolidated balance sheets.
(2)	Derivative liabilities that have settlement dates greater than 12 months from the respective balance sheet date were included in other long-term liabilities in our consolidated balance sheets.

Gains and Losses on Derivatives Designated as Cash Flow Hedges

Gains and losses on derivatives designated as cash flow hedges reclassified from accumulated other comprehensive income into income were as follows:

	Year ended December 31,
	2012	2011	2010
	(In thousands)
(Gains)/losses on foreign currency contracts(1)	$(320)	$101	$—

(1)	Recorded in cost of sales in our consolidated statements of operations.

Summary of Derivatives Assets and Liabilities Measured at Fair Value on Recurring Basis

A summary of our derivative assets and liabilities measured at fair value on a recurring basis as of March 31, 2013 and December 31, 2012 is as follows:

	Fair value as of March 31, 2013	Level 1	Level 2	Level 3
	(In thousands)
Liability—Foreign currency contracts	$126	$—	$126	$—
Liability—Interest rate swap contracts	62,406	—	62,406	—

	Fair value as of December 31, 2012	Level 1	Level 2	Level 3
	(In thousands)
Liability—Foreign currency contracts	$489	$—	$489	$—
Liability—Interest rate swap contracts	66,931	—	66,931	—

A summary of our derivative assets and liabilities measured at fair value on a recurring basis as of December 31, 2012 and 2011 is as follows:

	Fair value as of December 31, 2012	Level 1	Level 2	Level 3
	(In thousands)
Liability — Foreign currency contracts	$489	$—	$489	$—
Liability — Interest rate swap contracts	66,931	—	66,931	—

	Fair value as of December 31, 2011	Level 1	Level 2	Level 3
	(In thousands)
Asset — Foreign currency contracts	$411	$—	$411	$—
Liability — Interest rate swap contracts	—	—	—	—

Share-Based Compensation (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Summary of Share-Based Compensation Expense

The following table summarizes the share-based compensation expense recognized for the Company’s direct participants in the Dean Foods equity classified plans, as well as expense related to the Company’s equity classified plans, in periods after the completion of our initial public offering:

	Three months ended March 31,
	2013	2012
	(In thousands)
Share-based compensation expense
Dean Foods stock options	$288	$—
Dean Foods RSUs	373	—
WhiteWave stock options	3,201	—
WhiteWave RSUs	2,950	—

Total share-based compensation expense	$6,812	$—

The following table summarizes the share-based compensation expense recognized for the Company’s direct participants in the Dean Foods equity classified plans, as well as expense related to the Company’s equity classified plans, in periods after the completion of our initial public offering:

	Year ended December 31,
	2012	2011	2010
	(In thousands)
Share-based compensation expense
Dean Foods stock options	$220	$—	$—
Dean Foods RSUs	668	—	—
WhiteWave stock options	602	—	—
WhiteWave RSUs	566	—	—

Total share-based compensation expense	$2,056	$—	$—

Dean Foods' Investment [Member]
Summary of Stock Option Activity

The following table summarizes stock option activity during the first quarter of 2013:

	Number of options	Weighted average exercise price	Weighted average contractual life	Aggregate intrinsic value
Options outstanding at January 1, 2013	6,845,250	$18.45
Granted	—	—
Forfeited and cancelled(1)	(227,361)	18.09
Exercised	(89,916)	12.26
Transferred(2)	907,853	21.49

Options outstanding at March 31, 2013	7,435,826	18.91	5.26	$18,087,012

Options exercisable at March 31, 2013	6,189,585	$20.38	4.59	$9,956,681

(1)	Pursuant to the terms of Dean Foods stock option plans, options that are cancelled or forfeited may be available for future grants.
(2)	Transferred options are attributable to employees that transferred to or from other Dean Foods’ divisions.

The following table summarizes stock option activity during the year ended December 31, 2012:

	Number of options	Weighted average exercise price	Weighted average contractual life	Aggregate intrinsic value
Options outstanding at January 1, 2012	2,505,556	$21.06
Granted	295,951	12.07
Forfeited and cancelled(1)	(504,464)	20.29
Exercised	(35,837)	13.04
Transferred(2)	4,584,044	17.62

Options outstanding at December 31, 2012	6,845,250	$18.45	5.90	$13,780,786

Options vested and expected to vest at December 31, 2012	6,781,587	18.52	5.87	13,469,086
Options exercisable at December 31, 2011	1,932,462	23.16	5.05	53,019
Options exercisable at December 31, 2012	4,637,867	$21.68	4.57	$3,133,148

(1)	Pursuant to the terms of Dean Foods’ stock option plans, options that are cancelled or forfeited may be available for future grants.
(2)	Transferred options are attributable to employees that transferred to or from other Dean Foods’ divisions.

Summary of Options Outstanding and Exercisable

The following table summarizes information about options outstanding and exercisable at December 31, 2012:

	Options outstanding			Options exercisable
Range of exercise prices	Number outstanding	Weighted- average remaining contractual life	Weighted-average exercise price	Number exercisable	Weighted- average exercise price
$7.44 to 10.35	1,107,200	8.04	$10.32	407,803	$10.30
10.63 to 13.70	1,369,015	9.09	12.07	7,298	12.11
14.25 to 14.56	435,416	6.97	14.55	289,817	14.55
15.99 to 18.31	757,998	1.66	18.05	757,328	18.05
18.84 to 19.98	53,173	2.91	19.55	53,173	19.55
20.07	868,270	6.12	20.07	868,270	20.07
20.19 to 25.37	927,204	4.88	24.92	927,204	24.92
25.39 to 25.69	694,240	3.05	25.64	694,240	25.64
25.81 to 30.12	554,963	4.12	29.90	554,963	29.90
30.64 to 31.74	77,771	4.18	$30.69	77,771	$30.69

Additional Information on Stock Option Activity

The following table summarizes additional information regarding stock option activity for our direct participants in the Dean Foods plan:

	Year ended December 31,
	2012	2011	2010
	(In thousands, except per share amounts)
Weighted-average grant date fair value per share of options granted	$4.72	$4.04	$4.51
Intrinsic value of options exercised	105	13	204
Fair value of shares vested	3,651	3,433	5,118
Tax benefit related to stock option expense	460	646	1,071

Summary of Restricted Stock Unit Activity

The following table summarizes RSU activity during the first quarter of 2013:

RSUs outstanding January 1, 2013	786,710
RSUs issued	—
RSUs cancelled or forfeited(1)	(60,747)
Shares issued upon vesting of RSUs	(351,503)
RSUs transferred(2)	30,344
RSUs outstanding at March 31, 2013	404,804

Weighted average grant date fair value per share	$11.78

(1)	Pursuant to the terms of the stock unit plans, employees have the option of forfeiting RSUs to cover their minimum statutory tax withholding when shares are issued. RSUs that are cancelled or forfeited may be available for future grants.
(2)	Transferred RSUs are attributable to employees that transferred to or from other Dean Foods’ divisions.

The following table summarizes RSU activity during the year ended December 31, 2012:

RSUs outstanding January 1, 2012	431,608
RSUs issued	207,756
RSUs cancelled or forfeited(1)	(48,777)
Shares issued upon vesting of RSUs	(214,626)
RSUs transferred(2)	410,749

RSUs outstanding at December 31, 2012	786,710

Weighted average grant date fair value per share	$12.67

(1)	Pursuant to the terms of the stock unit plans, employees have the option of forfeiting RSUs to cover their minimum statutory tax withholding when shares are issued. RSUs that are cancelled or forfeited may be available for future grants.
(2)	Transferred RSUs are attributable to employees that transferred to or from other Dean Foods’ divisions.

Restricted Stock Unit Grants and Restricted Stock Unit Expense

The following table summarizes information about our RSU grants and RSU expense during the years ended December 31, 2012, 2011, and 2010:

	Year ended December 31,
	2012	2011	2010
	(In thousands, except per share amounts)
Weighted-average grant date fair value per share of RSUs granted	$12.07	$10.34	$13.70
Tax benefit related to RSU expense	1,163	1,378	1,552

Summary of Cash Performance Units Activity

The following table summarizes CPU activity with respect to the 2011 and 2012 CPU awards during the first quarter of 2013:

Units
Outstanding at January 1, 2013	6,105,000
Granted	—
Converted/paid	(6,105,000)
Forfeited	—

Outstanding at March 31, 2013	—

The following table summarizes CPU activity during the year ended December 31, 2012. There were no cash awards prior to 2010 related to our employees.

Units
Outstanding at January 1, 2012	2,206,250
Granted	487,500
Converted/paid	—
Forfeited	(200,000)
Transferred(1)	3,611,250

Outstanding at December 31, 2012	6,105,000

(1)	Transferred CPUs are attributable to employees that transferred to or from other Dean Foods’ divisions.

Summary of Phantom Share Activity

The following table summarizes the phantom share activity during the first quarter of 2013:

	Shares	Weighted-average grant date fair value per share
Outstanding at January 1, 2013	397,618	$11.43
Granted	—	—
Converted/paid	(155,398)	11.10
Forfeited	(7,442)	11.45
Transferred(1)	2,566	11.90

Outstanding at March 31, 2013	237,344	$11.65

(1)	Transferred phantom shares are attributable to employees that transferred to or from other Dean Foods’ divisions.

The following table summarizes the phantom share activity during the year ended December 31, 2012:

	Shares	Weighted-average grant date fair value per share
Outstanding at January 1, 2012	255,544	$10.34
Granted	243,775	12.13
Converted/paid	(80,911)	10.35
Forfeited	(27,844)	10.75
Transferred(1)	7,054	11.64

Outstanding at December 31, 2012	397,618	$11.43

(1)	Transferred phantom shares are attributable to employees that transferred to or from other Dean Foods’ divisions.

Summary of Share-Based Compensation Expense

The following table summarizes the share-based compensation expense recognized for the Company’s direct participants in the Dean Foods long-term incentive compensation plan in periods prior to completion of our initial public offering:

	Three months ended March 31,
	2013	2012
	(In thousands)
Share-based compensation expense funded Dean Foods
Dean Foods stock options	$—	$346
Dean Foods RSUs	—	743
Dean Foods CPUs	—	92
Dean Foods phantom shares	—	738

Total share-based compensation expense funded Dean Foods	$—	$1,919

The following table summarizes the share-based compensation expense recognized for the Company’s direct participants in the Dean Foods long-term incentive compensation plan in periods prior to completion of our initial public offering:

	Year ended December 31,
	2012	2011	2010
	(In thousands)
Share-based compensation expense funded Dean Foods
Dean Foods stock options	$1,006	$1,708	$2,835
Dean Foods RSUs	2,433	3,510	3,953
Dean Foods CPUs	2,025	204	—
Dean Foods phantom shares	2,009	824	—

Total share-based compensation expense funded Dean Foods	$7,473	$6,246	$6,788

Dean Foods' Investment [Member] | Stock Options [Member]
Weighted Average Assumptions Used to Estimate Fair Value of Stock Award Grants Issued

Share-based compensation expense for stock options is recognized ratably over the vesting period. The fair value of each option award is estimated on the date of grant using the Black-Scholes valuation model, using the following assumptions:

	Three months ended March 31,
	2013 (1)	2012
Expected volatility	—	44%
Expected dividend yield	—	0%
Expected option term	—	5 years
Risk-free rate of return	—	0.88% to 0.89%

(1)	Dean Foods does not plan to grant any Dean Foods stock options to WhiteWave non-employee directors, executive officers, and employees during 2013.

The fair value of each option award is estimated on the date of grant using the Black-Scholes valuation model with the following assumptions:

	Year ended December 31,
	2012	2011	2010
Expected volatility	44%	41%	34%
Expected dividend yield	0%	0%	0%
Expected option term	5 years	5 years	5 years
Risk-free rate of return	0.62 to 0.89%	1.32 to 2.30%	1.26 to 2.59%

WhiteWave Foods [Member]
Weighted Average Assumptions Used to Estimate Fair Value of Stock Award Grants Issued

The fair value of each option award is estimated on the date of grant using the Black-Scholes valuation model with the following assumptions:

Three months ended March 31, 2013
Expected volatility	28%
Expected dividend yield	0%
Expected option term	6 years
Risk-free rate of return	1.13%

Summary of Stock Option Activity

The following table summarizes stock option activity during the first quarter of 2013:

	Number of options	Weighted average exercise price	Weighted average contractual life	Aggregate intrinsic value
Options outstanding at January 1, 2013	2,445,327	$16.98
Granted	1,230,095	15.16
Forfeited and cancelled(1)	—	—
Exercised	—	—

Options outstanding at March 31, 2013	3,675,422	16.37	9.67	$2,573,104

Options vested and expected to vest at March 31, 2013	3,498,720	16.37	9.67	2,438,230
Options exercisable at March 31, 2013	53,676	$15.16	9.88	$102,521

(1)	Pursuant to the terms of the SIP, options that are cancelled or forfeited may be available for future grants.

The following table summarizes stock option activity during the year ended December 31, 2012:

	Number of options	Weighted average exercise price	Weighted average contractual life	Aggregate intrinsic value
Options outstanding at January 1, 2012	—	$—
Granted	2,445,327	16.98
Forfeited and cancelled(1)	—	—
Exercised	—	—

Options outstanding at December 31, 2012	2,445,327	$16.98	9.82	$10,605

Options vested and expected to vest at December 31, 2012	2,314,343	16.98	9.82	10,007
Options exercisable at December 31, 2012	—	$—	—	$—

(1)	Pursuant to the terms of the SIP, options that are cancelled or forfeited may be available for future grants.

Summary of Options Outstanding and Exercisable

The following table summarizes information about options outstanding at December 31, 2012. There were no exercisable options at December 31, 2012:

	Options outstanding
Range of exercise prices	Number outstanding	Weighted- average remaining contractual life	Weighted- average exercise price
$15.17 to $17.00	2,445,327	9.82	16.98

Summary of Restricted Stock Unit Activity

The following table summarizes RSU activity during the first quarter of 2013:

RSUs outstanding January 1, 2013	674,681
RSUs issued	346,913
Shares issued upon vesting of RSUs	—
RSUs cancelled or forfeited(1)	—

RSUs outstanding at March 31, 2013	1,021,594

Weighted average grant date fair value per share	$16.36

(1)	Pursuant to the terms of the SIP, employees have the option of forfeiting RSUs to cover their minimum statutory tax withholding when shares are issued. RSUs that are cancelled or forfeited may be available for future grants.

The following table summarizes RSU activity during the year ended December 31, 2012:

RSUs outstanding January 1, 2012	—
RSUs issued	674,681
Shares issued upon vesting of RSUs	—
RSUs cancelled or forfeited(1)	—

RSUs outstanding at December 31, 2012	674,681

Weighted average grant date fair value per share	$16.98

(1)	Pursuant to the terms of the SIP, employees have the option of forfeiting RSUs to cover their minimum statutory tax withholding when shares are issued. RSUs that are cancelled or forfeited may be available for future grants.

Restricted Stock Unit Grants and Restricted Stock Unit Expense

The following table summarizes information about our RSU grants and RSU expense during the year ended December 31, 2012:

Year ended December 31, 2012
(In thousands, except per share amounts)
Weighted-average grant date fair value per share of RSUs granted	$16.98
Tax benefit related to RSU expense	222

Summary of Phantom Share Activity

The following table summarizes the phantom share activity during the first quarter of 2013:

	Shares	Weighted-average grant date fair value per share
Outstanding at January 1, 2013	225,771	$17.00
Granted	208,879	15.16
Converted/paid	—	—
Forfeited	(4,495)	16.12

Outstanding at March 31, 2013	430,155	$16.12

The following table summarizes the phantom share activity during the year ended December 31, 2012:

	Shares	Weighted-average grant date fair value per share
Outstanding at January 1, 2012	—	$—
Granted	225,771	17.00
Converted/paid	—	—
Forfeited	—	—

Outstanding at December 31, 2012	225,771	$17.00

WhiteWave Stock Appreciation Rights Activity

The following table summarizes SAR activity during the first quarter of 2013:

	Number of SARs	Weighted average exercise price	Weighted average contractual life	Aggregate intrinsic value
SARs outstanding at January 1, 2013	211,111	$17.00
Granted	82,582	15.16
Forfeited and cancelled(1)	—	—
Exercised	—	—

SARs outstanding at March 31, 2013	293,693	16.48	9.66	$172,509

SARs exercisable at March 31, 2013	—	$—	—	$—

(1)	Pursuant to the terms of the SIP, SARs that are cancelled or forfeited may be available for future grants.

The following table summarizes SAR activity during the year ended December 31, 2012:

	Number of SARs	Weighted average exercise price	Weighted average contractual life	Aggregate intrinsic value
SARs outstanding at January 1, 2012	—	$—
Granted	211,111	17.00
Forfeited and cancelled(1)	—	—
Exercised	—	—

SARs outstanding at December 31, 2012	211,111	$17.00	9.82	$—

SARs vested and expected to vest at December 31, 2012	199,810	17.00	9.82	—
SARs exercisable at December 31, 2012	—	$—	—	$—

(1)	Pursuant to the terms of the SIP, SARs that are cancelled or forfeited may be available for future grants.

WhiteWave Foods [Member] | Stock Options [Member]
Weighted Average Assumptions Used to Estimate Fair Value of Stock Award Grants Issued

The fair value of each option award is estimated on the date of grant using the Black-Scholes valuation model with the following assumptions:

Year ended December 31, 2012
Expected volatility	28%
Expected dividend yield	0%
Expected option term	6 years
Risk-free rate of return	1.05%

WhiteWave Foods [Member] | Stock Appreciation Rights (SARs) [Member]
Weighted Average Assumptions Used to Estimate Fair Value of Stock Award Grants Issued

The fair value of each SAR is estimated on the date of grant using the Black-Scholes valuation model with the following assumptions:

Three months ended March 31, 2013
Expected volatility	28%
Expected dividend yield	0%
Expected option term	6 years
Risk-free rate of return	1.13%

The fair value of each SAR is estimated on the date of grant using the Black-Scholes valuation model with the following assumptions:

Year ended December 31, 2012
Expected volatility	28%
Expected dividend yield	0%
Expected option term	6 years
Risk-free rate of return	1.05%

Accumulated Other Comprehensive Loss (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Changes in Accumulated Other Comprehensive Loss

The changes in accumulated other comprehensive loss by component for the three months ended March 31, 2013 were as follows (net of tax):

	Derivative instruments (1)	Pension adjustment (2)	Cumulative translation adjustment	Total
	(In thousands)
Balance at January 1, 2013	$(294)	$(1,818)	$(25,576)	$(27,688)
Other comprehensive income/(loss) before reclassifications	7	76	(15,523)	(15,440)
Amounts reclassified from accumulated other comprehensive income/(loss)	78	(22)	—	56

Net year-to-date other comprehensive income/(loss), net of taxes of $66	85	54	(15,523)	(15,384)

Balance at March 31, 2013	$(209)	$(1,764)	$(41,099)	$(43,072)

(1)	The accumulated other comprehensive loss reclassification components affect cost of sales. See Note 8 “Derivative Financial Instruments.”
(2)	The accumulated other comprehensive loss reclassification components are related to amortization of unrecognized actuarial losses and prior service costs which are both included in the computation of net periodic pension cost. See Note 11 “Employee Retirement and Profit Sharing Plans.”

The components of accumulated other comprehensive loss, as reflected in the consolidated statements of equity at December 31, 2012 and 2011, are as follows:

	December 31,
	2012	2011
	(In thousands)
Cumulative translation adjustment	$(25,576)	$(35,775)
Fair value of derivative intruments, net of tax	(294)	259
Pension and other postretirement liability adjustment, net of tax	(1,818)	(819)

Total accumulated other comprehensive loss	$(27,688)	$(36,335)

Employee Retirement and Profit Sharing Plans (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Retirement and Profit Sharing Plan Expenses

During 2012, 2011, and 2010, our retirement and profit sharing plan expenses were as follows:

	Year ended December 31,
	2012	2011	2010
	(In thousands)
Defined benefit plans	$1,804	$1,781	$1,256
Defined contribution plans	2,210	2,386	2,277
Multiemployer pension and certain union plans	1,658	1,591	1,511

Total	$5,672	$5,758	$5,044

Reconciliation of Projected Benefit Obligation and Fair Value of Plan Assets

The reconciliation of the beginning and ending balances of the projected benefit obligation and the fair value of plan assets for the years ended December 31, 2012 and 2011, and the funded status of the plans at December 31, 2012 and 2011, is as follows:

	Year ended December 31,
	2012	2011
	(In thousands)
Change in Benefit Obligation:
Benefit obligation at beginning of the year	$11,865	$9,897
Service cost	1,409	1,311
Interest cost	513	523
Plan participants’ contributions	55	52
Actuarial loss	1,756	526
Benefits paid	(3)	(63)
Expenses paid	(33)	(39)
Net transfer in	—	59
Exchange rate changes	320	(401)

Benefit obligation, end of year	15,882	11,865
Change in Plan Assets:
Fair value of plan assets at beginning of year	7,710	6,169
Actual return on plan assets	485	369
Employer contributions to plan	1,410	1,439
Plan participants’ contributions	55	52
Benefits paid	(3)	(63)
Expenses paid	(33)	(39)
Acquisitions/divestitures	—	59
Exchange rate changes	195	(276)

Fair value of plan assets, end of year	9,819	7,710

Funded status at end of year	$(6,063)	$(4,155)

Summary of Assumptions Used to Determine Benefit Obligations

A summary of our key actuarial assumptions used to determine benefit obligations as of December 31, 2012 and 2011 is as follows:

	Year ended December 31,
	2012	2011
Weighted average discount rate	3.50%	4.50%
Rate of compensation increase	3.88%	3.87%

Summary of Assumptions Used to Determine Net Periodic Benefit Cost

A summary of our key actuarial assumptions used to determine net periodic benefit cost for 2012, 2011, and 2010 is as follows:

	Year ended December 31,
	2012	2011	2010
Weighted average discount rate	4.50%	4.75%	5.46%
Expected return on assets	3.85%	3.86%	3.88%
Rate of compensation increase	3.87%	3.88%	3.89%

	Year ended December 31,
	2012	2011	2010
	(In thousands)
Components of net periodic benefit cost:
Service cost	$1,409	$1,311	$973
Interest cost	513	523	439
Expected return on plan assets	(191)	(139)	(206)
Amortization:
Prior service cost	16	18	—
Unrecognized net loss	3	7	—

Net periodic benefit cost	$1,750	$1,720	$1,206

Pension Plans with Accumulated Benefit Obligation in Excess of Plan Assets

Pension plans with an accumulated benefit obligation in excess of plan assets are as follows:

	Year ended December 31,
	2012	2011	2010
	(In thousands)
Projected benefit obligation	$3,237	$2,147	$2,001
Accumulated benefit obligation	2,822	1,794	1,657
Fair value of plan assets	1,463	746	680

Estimated Pension Plan Benefit Payments	Estimated pension plan benefit payments to our participants for the next ten years are as follows (in thousands):

2013	$855
2014	209
2015	5
2016	12
2017	93
Next five years	5,583

Fair Values by Category of Inputs

The fair values by category of inputs as of December 31, 2012 were as follows:

	Fair value as of December 31, 2012	Level 1	Level 2	Level 3
	(In thousands)
Other Investments:
Insurance Contracts	$9,819	$—	$—	$9,819

Total	$9,819	$—	$—	$9,819

The fair values by category of inputs as of December 31, 2011 were as follows:

	Fair value as of December 31, 2011	Level 1	Level 2	Level 3
	(In thousands)
Other Investments:
Insurance Contracts	$7,710	$—	$—	$7,710

Total	$7,710	$—	$—	$7,710

Reconciliation of Change in Fair Value Measurement of Defined Benefit Plans

A reconciliation of the change in the fair value measurement of the defined benefit plans’ consolidated assets using significant unobservable inputs (Level 3) during the years ended December 31, 2012 and 2011 is as follows:

	Insurance reserves	Total
	(In thousands)
Balance at January 1, 2011	$6,169	$6,169
Actual return on plan assets:
Relating to instruments still held at reporting date	369	369
Purchases, sales and settlements (net)	1,172	1,172

Balance at December 31, 2011	$7,710	$7,710
Actual return on plan assets:
Relating to instruments still held at reporting date	485	485
Purchases, sales and settlements (net)	1,624	1,624

Balance at December 31, 2012	$9,819	$9,819

Schedule of Information Regarding Participation in Multiemployer Pension Plans

The last column in the table lists the expiration date of the collective-bargaining agreement to which the plan is subject.

Pension fund	Employer identification number	Pension plan number	PPA Zone status		FIP/RP status pending/ implemented	Extended amortization provisions	Expiration date of associated collective- bargaining agreement
			2012	2011
Western Conference of Teamsters Pension Plan(1)	91-6145047	001	Green	Green	N/A	No	March 1, 2015— January 28, 2017

(1)	We are party to one collective bargaining agreement in this multiemployer Western Conference of Teamsters Pension Plan which requires contributions. We are also party to two other collective bargaining agreements whose defined contribution plans are 401(k) plans that require matching contributions. These agreements cover a large number of employee participants and expire on various dates between 2012 and 2016.

Schedule of Information Regarding Contribution in Multiemployer Pension Plans

Information regarding our contributions to our multiemployer pension plan is shown in the table below. There are no changes that materially affected the comparability of our contributions to the plan during the years ended December 31, 2012, 2011, and 2010.

	Employer identification number	Pension plan number	The WhiteWave Foods Company			Surcharge imposed
Pension fund			2012	2011	2010
Western Conference of Teamsters Pension Plan	91-6145047	001	$1,658	$1,591	$1,511	No

Alpro Defined Benefit Plans

The benefits under our Alpro defined benefit plans are based on years of service and employee compensation.

	Three months ended March 31,
	2013	2012
	(In thousands)
Components of net periodic benefit cost:
Service cost	$440	$359
Interest cost	135	131
Expected return on plan assets	(88)	(49)
Amortization:
Prior service (credit)/cost	4	4
Unrecognized net (gain)/loss	18	1

Net periodic benefit cost	$509	$446

Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2012
Future Minimum Payments Under Non Cancelable Leases

Future minimum payments at December 31, 2012, under non-cancelable operating leases with terms in excess of one year are summarized below:

Operating leases
(In thousands)
2013	$15,990
2014	11,967
2015	9,576
2016	7,450
2017	6,397
Thereafter	9,047

Total minimum lease payments	$60,427

Segment, Geographic, and Customer Information (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Summarized Income Statement Amounts by Segment

The following table presents the summarized income statement amounts by segment:

	Three months ended March 31,
	2013	2012
	(In thousands)
Total net sales:
North America	$507,017	$457,366
Europe	101,227	94,662

Total	$608,244	$552,028

Operating income:
North America	$56,211	$44,043
Europe	6,703	3,668

Total reportable segment operating income	62,914	47,711
Related party license income	—	10,473
Corporate and other	(20,921)	(9,320)

Total operating income	$41,993	$48,864
Other expense:
Interest expense	4,724	1,649
Other (income) expense, net	(220)	121

Income before income taxes	$37,489	$47,094

Depreciation and amortization:
North America	$14,873	$13,271
Europe	5,121	4,962

Total	$19,994	$18,233

Capital expenditures:
North America	$17,580	$18,442
Europe	3,154	1,859

Total	$20,734	$20,301

The following table presents the summarized income statement amounts by segment:

	Year ended December 31,
	2012	2011	2010
	(In thousands)
Total net sales:
North America	$1,921,444	$1,657,192	$1,479,497
Europe	367,994	368,559	341,816

Total	$2,289,438	$2,025,751	$1,821,313

Operating income:
North America	$178,960	$137,807	$99,311
Europe	23,735	27,873	23,006

Total reportable segment operating income	202,695	165,680	122,317
Related party license income	36,034	42,680	39,378
Corporate and other	(58,476)	(32,666)	(36,220)

Total operating income	$180,253	$175,694	$125,475
Other expense:
Interest expense	9,924	9,149	10,583
Other expense, net	957	122	377

Income from continuing operations before tax	$169,372	$166,423	$114,515

Depreciation and amortization:
North America	$54,499	$47,826	$47,723
Europe	19,855	20,164	18,042

Total	$74,354	$67,990	$65,765

Capital expenditures:
North America	$92,418	$113,673	$39,235
Europe	11,737	13,082	11,472

Total	$104,155	$126,755	$50,707

Sales Amounts by Product Categories

The following tables present sales amounts by product categories:

	Three months ended March 31,
	2013	2012
	(In thousands)
Total net sales:
North America
Plant-based food and beverages	$151,061	$132,427
Coffee creamers and beverages	214,032	191,076
Premium dairy	141,924	133,863

North America net sales	507,017	457,366
Europe
Plant-based food and beverages	101,227	94,662

Total net sales	$608,244	$552,028

The following tables present sales amounts by product categories:

	Year ended December 31,
	2012	2011	2010
	(In thousands)
Total net sales:
North America
Plant-based food and beverages	$549,727	$452,834	$431,922
Coffee creamers and beverages	818,880	692,136	589,569
Premium dairy	552,837	512,222	458,006

North America net sales	1,921,444	1,657,192	1,479,497
Europe
Plant-based food and beverages	367,994	368,559	341,816

Total net sales	$2,289,438	$2,025,751	$1,821,313

Summarized Balance Sheet Amounts by Segment

The following table presents the summarized balance sheet amounts by segment:

	March 31, 2013	December 31, 2012
	(In thousands)
Assets:
North America	$1,595,344	$1,573,470
Europe	575,419	594,541

Total	$2,170,763	$2,168,011

Long-lived Assets:
North America	$1,338,627	$1,337,923
Europe	425,969	447,267

Total	$1,764,596	$1,785,190

The following table presents the summarized balance sheet amounts by segment:

	Year ended December 31,
	2012	2011	2010
	(In thousands)
Assets:
North America	$1,573,470	$1,510,406	$1,426,277
Europe	594,541	594,382	613,856
Assets held for sale	—	3,897	26,746

Total	$2,168,011	$2,108,685	$2,066,879

Long-lived Assets:
North America	$1,337,923	$1,291,318	$1,229,545
Europe	447,267	443,598	481,606

Total	$1,785,190	$1,734,916	$1,711,151

Earnings Per Share (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Reconciliation of Numerators and Denominators Used in Computations of Both Basic and Diluted Net Income Per Share

The following table reconciles the numerators and denominators used in the computations of both basic and diluted earnings per share:

	Three months ended March 31,
	2013	2012
	(In thousands, except share and per share data)
Basic earnings per share computation:
Numerator:
Net income	$23,998	$31,308
Denominator:
Average common shares	173,000,000	150,000,000
Basic earnings per share	$0.14	$0.21
Diluted earnings per share computation:
Numerator:
Net income	$23,998	$31,308
Denominator:
Average common shares—basic	173,000,000	150,000,000
Stock option conversion(1)	27,079	—
Stock units (2)	105,838	—
Average common shares—diluted	173,132,917	150,000,000
Diluted earnings per share	$0.14	$0.21

(1)	2,445,327 anti-dilutive options were excluded from the calculation for the three months ended March 31, 2013.
(2)	52 anti-dilutive RSUs were excluded from the calculation for the three months ended March 31, 2013.

The following table reconciles the numerators and denominators used in the computations of both basic and diluted earnings per share:

	Years ended December 31,
	2012	2011	2010
	(In thousands, except share and per share data)
Basic earnings per share computation:
Numerator:
Income from continuing operations attributable to The WhiteWave Foods Company	$112,514	$114,334	$81,356
Denominator:
Average common shares	153,770,492	150,000,000	150,000,000
Basic earnings per share from continuing operations attributable to The WhiteWave Foods Company	$0.73	$0.76	$0.54
Basic earnings (loss) per share from discontinued operations	0.01	(0.04)	(0.01)
Basic earnings per share from net income attributable to The WhiteWave Foods Company	$0.74	$0.72	$0.53
Diluted earnings per share computation:
Numerator:
Income from continuing operations attributable to The WhiteWave Foods Company	$112,514	$114,334	$81,356
Denominator:
Average common shares — basic	153,770,492	150,000,000	150,000,000
Stock option conversion(1)	—	—	—
Stock units(2)	5	—	—
Average common shares — diluted	153,770,497	150,000,000	150,000,000
Diluted earnings per share from continuing operations attributable to The WhiteWave Foods Company	$0.73	$0.76	$0.54
Diluted earnings (loss) per share from discontinued operations	0.01	(0.04)	(0.01)
Diluted earnings per share from net income attributable to The WhiteWave Foods Company	$0.74	$0.72	$0.53

(1)	2,445,327 anti-dilutive options were excluded from the calculation for the year ended December 31, 2012.
(2)	666,999 anti-dilutive RSUs were excluded from the calculation for the year ended December 31, 2012.

Quarterly Results of Operations (unaudited) (Tables)	12 Months Ended
Dec. 31, 2012
Unaudited Quarterly Results of Operations

The following is a summary of our unaudited quarterly results of operations for 2012 and 2011:

	Quarter
	First	Second	Third	Fourth
	(In thousands, except share and per share data)
2012
Net sales	$552,028	$554,446	$574,853	$608,111
Gross profit	192,440	195,151	204,638	211,715
Income from continuing operations	31,308	26,383	26,292	28,531
Net income	31,308	26,383	26,292	30,990
Net income attributable to The WhiteWave Foods Company	31,308	26,383	26,292	29,711
Earnings per common share(1) :
Net income per common share — basic and diluted	0.21	0.18	0.18	0.19
Net income attributable to The WhiteWave Foods Company per common share — basic and diluted	0.21	0.18	0.18	0.18
2011
Net sales	$482,012	$492,639	$509,570	$541,530
Gross profit	162,713	166,898	172,552	182,278
Income from continuing operations	24,430	25,736	33,137	31,031
Net income	20,668	22,452	18,226	29,499
Net income attributable to The WhiteWave Foods Company	22,549	24,959	29,763	30,124
Earnings per common share(1) :
Net income per common share — basic and diluted	0.14	0.15	0.12	0.20
Net income attributable to The WhiteWave Foods Company per common share — basic and diluted	0.15	0.17	0.20	0.20

(1)	Earnings per common share calculations for each of the quarters were based on the basic and diluted weighted average number of shares outstanding for each quarter. The sum of the quarters may not necessarily be equal to the full year earnings per common share amount.

Business and Basis of Presentation - Additional Information (Detail) (USD $)	12 Months Ended					3 Months Ended	12 Months Ended	1 Months Ended						1 Months Ended	10 Months Ended	12 Months Ended
	Dec. 31, 2012	Mar. 31, 2013	Oct. 15, 2012	Oct. 05, 2012	Dec. 31, 2011	Mar. 31, 2013 Interest Rate Swap [Member]	Dec. 31, 2012 Interest Rate Swap [Member]	Oct. 31, 2012 Common Class A [Member]	Oct. 15, 2012 Common Class A [Member] Vote	Oct. 31, 2012 Common Class B [Member]	Oct. 15, 2012 Common Class B [Member] Vote	Oct. 12, 2012 Revolving Credit Facility [Member]	Oct. 12, 2012 Term Loan [Member]	Oct. 31, 2012 WWF Operating Company [Member]	Oct. 31, 2012 Dean Foods' Investment [Member]	Dec. 31, 2011 Dean Foods' Investment [Member]	Dec. 31, 2010 Dean Foods' Investment [Member]	Dec. 31, 2012 Dean Foods' Investment [Member] Interest Rate Swap [Member]
Business And Basis Of Presentation [Line Items]
Date of incorporation	Jul 17, 2012
Dividend paid As Issue Of Intercompany Notes				$ 1,155,000,000
Debt instrument interest rate stated percentage				2.73%
Aggregate principal amount of senior secured credit facilities												850,000,000	500,000,000
Increase in number of authorized shares			2,045,000,000
Number of votes per share									1		10
Preferred stock, shares authorized	170,000,000	170,000,000			0
Common stock sold								23,000,000
Common stock at a price								$ 17
Common Stock Shares										150,000,000
New Indebtedness														885,000,000
Initial net proceeds from the IPO	367,540,000													282,000,000
Interest rate swaps, notional value						650,000,000	650,000,000											650,000,000
Interest rate swaps, maturity date						Mar 31, 2017	Mar 31, 2017											Mar 31, 2017
Fixed Interest Rates, Low						2.75%	2.75%											2.75%
Fixed Interest Rates, High						3.19%	3.19%											3.19%
Total amount of allocation															50,700,000	32,700,000	36,200,000
Transaction cost related to initial public offering															17,500,000
Net payable to affiliates																$ 406,800,000

Summary of Significant Accounting Policies - Additional Information (Detail) (USD $) Share data in Millions, unless otherwise specified	12 Months Ended				12 Months Ended
	Dec. 31, 2012 CompensationPlan	Dec. 31, 2011	Dec. 31, 2010	Aug. 07, 2012 Common Class A [Member]	Dec. 31, 2012 Hero Group [Member]
Summary Of Significant Accounting Policies [Line Items]
Percentage of interest in Joint venture					50.00%
Assets held for sale		$ 3,897,000
Number of defined benefit pension plans	4
Stock reserved for issuance				20
Credit terms to customers	10 days
Advertising expense	172,600,000	138,900,000	142,700,000
Prepaid advertising	1,300,000	1,700,000
Shipping and handling cost	214,100,000	171,900,000	143,300,000
Accrued liabilities related to retained risk based on claims	1,900,000	3,000,000
Research and development expense	12,300,000	11,100,000	15,400,000
Tax provision for accumulated foreign earnings	0
Accumulated foreign earnings	$ 96,700,000

Summary of Significant Accounting Policies - Estimated Useful Lives of Property, Plant, and Equipment (Detail)	12 Months Ended
Dec. 31, 2012
Building [Member] | Minimum [Member]
Summary Of Significant Accounting Policies [Line Items]
Property, plant and equipment, useful life	15 years
Building [Member] | Maximum [Member]
Summary Of Significant Accounting Policies [Line Items]
Property, plant and equipment, useful life	40 years
Machinery and Equipment [Member] | Minimum [Member]
Summary Of Significant Accounting Policies [Line Items]
Property, plant and equipment, useful life	3 years
Machinery and Equipment [Member] | Maximum [Member]
Summary Of Significant Accounting Policies [Line Items]
Property, plant and equipment, useful life	20 years
Computer Software [Member] | Minimum [Member]
Summary Of Significant Accounting Policies [Line Items]
Property, plant and equipment, useful life	3 years
Computer Software [Member] | Maximum [Member]
Summary Of Significant Accounting Policies [Line Items]
Property, plant and equipment, useful life	8 years
Leasehold Improvements [Member]
Summary Of Significant Accounting Policies [Line Items]
Property, plant and equipment, estimated useful life	Over the shorter of the term of the applicable lease agreement or useful life

Summary of Significant Accounting policies - Estimated Useful Lives of Intangible Assets (Detail)	12 Months Ended
Dec. 31, 2012
Customer Relationships [Member] | Minimum [Member]
Summary Of Significant Accounting Policies [Line Items]
Identifiable intangible assets, useful life	3 years
Customer Relationships [Member] | Maximum [Member]
Summary Of Significant Accounting Policies [Line Items]
Identifiable intangible assets, useful life	15 years
Trademarks [Member] | Minimum [Member]
Summary Of Significant Accounting Policies [Line Items]
Identifiable intangible assets, useful life	5 years
Trademarks [Member] | Maximum [Member]
Summary Of Significant Accounting Policies [Line Items]
Identifiable intangible assets, useful life	15 years

Discontinued Operations and Divestitures - Summary of Hero's Operating Results of Discontinued Operations (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Net income (loss)	$ 2,056	$ (27,105)	$ (16,686)
Net income (loss) attributable to non-controlling interest	1,279	(16,550)	(8,735)
Hero Group [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Net sales		8,614	12,873
Income (loss) before income taxes	2,559	(33,100)	(17,470)
Income tax (expense) benefit	(503)	5,995	3,168
Net income (loss)	2,056	(27,105)	(14,302)
Net income (loss) attributable to non-controlling interest	$ 1,279	$ (16,550)	$ (8,735)

Discontinued Operations and Divestitures - Additional Information (Detail) (USD $)	12 Months Ended			1 Months Ended	3 Months Ended	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Sep. 30, 2011 Rachel's [Member]	Jun. 30, 2010 Rachel's [Member]	Dec. 31, 2012 Rachel's [Member]	Dec. 31, 2012 Other Prior Discontinued Operations [Member]	Dec. 31, 2012 Hero Group [Member]	Dec. 31, 2011 Hero Group [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Cash contributions by joint venture partner								$ 1,900,000	$ 6,800,000
Payment of distributions to joint venture								8,000,000
Gain on sale of discontinued operations, net of tax	403,000	3,616,000	5,693,000	3,600,000	5,700,000
Tax benefit (expense) related to discontinued Operation	$ (100,000)	$ 5,500,000	$ 10,200,000			$ (200,000)	$ 600,000

Discontinued Operations and Divestitures - Summary of Joint Venture's Assets and Liabilities Held for Sale (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011
Assets:
Assets held for sale	$ 3,897
Liabilities:
Liabilities of disposal groups held for sale	837
Hero Group [Member]
Assets:
Current assets	3,504
Property, plant, and equipment, net	393
Assets held for sale	3,897
Liabilities:
Accounts payable and accrued expenses	568
Other liabilities	269
Liabilities of disposal groups held for sale	$ 837

Discontinued Operations and Divestitures - Summary of Rachel's Operating Results of Discontinued Operations (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Net loss	$ 2,056	$ (27,105)	$ (16,686)
Rachel's [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Net sales			26,319
Loss before income taxes			(3,783)
Income tax benefit			1,399
Net loss			$ (2,384)

Inventories - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Schedule Of Inventory [Line Items]
Inventories, net of reserves	$ 2.7	$ 3.3	$ 2.3

Inventories - Inventories Net of Reserves (Detail) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Schedule Of Inventory [Line Items]
Raw materials and supplies	$ 70,905	$ 71,548	$ 66,699
Finished goods	74,966	75,099	60,716
Total	$ 145,871	$ 146,647	$ 127,415

Property, Plant, and Equipment - Components of Property, Plant and Equipment (Detail) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Property, Plant and Equipment [Line Items]
Land		$ 49,334	$ 47,531
Buildings		285,190	259,072
Leasehold improvements		9,355	9,355
Machinery and equipment		644,575	542,687
Construction in progress		29,472	54,976
Property, plant and equipment, gross		1,017,926	913,621
Less accumulated depreciation		(393,284)	(326,362)
Total	$ 618,032	$ 624,642	$ 587,259

Property, Plant, and Equipment - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Property, Plant and Equipment [Line Items]
Depreciation expense	$ 71.8	$ 65.4	$ 63.2
Interest related to borrowings	0.5	0.2
Other non-cash additions for accrued property, plant and equipment		$ 0.6

Goodwill and Intangible Assets - Changes in Carrying Amount of Goodwill (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended	12 Months Ended						3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Mar. 31, 2013 North America [Member]	Dec. 31, 2012 North America [Member]	Dec. 31, 2011 North America [Member]	Dec. 31, 2010 North America [Member]	Mar. 31, 2013 Europe [Member]	Dec. 31, 2012 Europe [Member]	Dec. 31, 2011 Europe [Member]
Goodwill [Line Items]
Goodwill, beginning balance	$ 765,586	$ 762,336	$ 765,991	$ 600,316	$ 600,316	$ 600,316	$ 600,316	$ 165,270	$ 162,020	$ 165,675
Foreign currency translation	(4,938)	3,250	(3,655)					(4,938)	3,250	(3,655)
Goodwill, ending balance	$ 760,648	$ 765,586	$ 762,336	$ 600,316	$ 600,316	$ 600,316	$ 600,316	$ 160,332	$ 165,270	$ 162,020

Goodwill and Intangible Assets - Gross Carrying Amount and Accumulated Amortization of Intangible Assets Other Than Goodwill (Detail) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2013		Dec. 31, 2012		Dec. 31, 2011
Finite Lived And Indefinite Lived Intangible Assets [Line Items]
Intangible assets with finite lives, Gross Carrying Amount	$ 386,817		$ 389,337		$ 386,602
Intangible assets with finite lives, Accumulated Amortization	(16,199)		(15,676)		(13,021)
Intangible assets with finite lives, Net Carrying Amount	370,618		373,661		373,581
Customer Lists and Relationships [Member]
Finite Lived And Indefinite Lived Intangible Assets [Line Items]
Intangible assets with finite lives, Gross Carrying Amount	37,719		37,644		36,593
Intangible assets with finite lives, Accumulated Amortization	(15,237)		(14,714)		(12,061)
Intangible assets with finite lives, Net Carrying Amount	22,482		22,930		24,532
Trademarks [Member]
Finite Lived And Indefinite Lived Intangible Assets [Line Items]
Intangible assets with indefinite lives, Gross Carrying Amount	348,130	[1]	350,725	[2]	349,041	[2]
Intangible assets with indefinite lives, Accumulated Amortization				[2]		[2]
Intangible assets with indefinite lives, Net Carrying Amount	348,130	[1]	350,725	[2]	349,041	[2]
Intangible assets with finite lives, Gross Carrying Amount	968		968		968
Intangible assets with finite lives, Accumulated Amortization	(962)		(962)		(960)
Intangible assets with finite lives, Net Carrying Amount	$ 6		$ 6		$ 8

[1]	The decrease in the carrying amount of intangible assets between December 31, 2012 and March 31, 2013 is the result of foreign currency translation adjustments.
[2]	The increase in the carrying amount of intangible assets with indefinite lives is the result of foreign currency translation adjustments.

Goodwill and Intangible Assets - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Finite-Lived Intangible Assets [Line Items]
Amortization expense on intangible assets	$ 0.7	$ 0.6	$ 2.5	$ 2.6	$ 2.6
Estimated intangible asset amortization expense 2013			2.6
Estimated intangible asset amortization expense 2014	2.9		2.6
Estimated intangible asset amortization expense 2015	2.8		2.5
Estimated intangible asset amortization expense 2016	2.5		2.5
Estimated intangible asset amortization expense 2017	$ 2.5		$ 2.5

Accounts Payable and Accrued Expenses - Components of Accounts Payable and Accrued Expenses (Detail) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Accounts Payable And Accrued Liabilities [Line Items]
Accounts payable		$ 174,089	$ 164,251
Payroll and benefits		68,255	37,544
Accrued marketing and advertising		10,241	11,370
Current derivative liability (Note 10)		18,751
Other accrued liabilities		24,528	21,882
Total	$ 271,033	$ 295,864	$ 235,047

Income Taxes - Income from Continuing Operations before Income Taxes (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Income Loss From Continuing Operations Before Income Taxes Minority Interest And Income Loss From Equity Method Investments [Line Items]
Domestic			$ 149,417	$ 138,410	$ 91,968
Foreign			19,955	28,013	22,547
Income from continuing operations before income taxes	$ 37,489	$ 47,094	$ 169,372	$ 166,423	$ 114,515

Income Taxes - Component of Income Tax Expense (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Income Tax Expense Benefit [Line Items]
Federal, current			$ 45,121	[1]	$ 15,737	[2]	$ 20,859	[3]
State, current			8,581	[1]	5,411	[2]	1,185	[3]
Foreign, current			2,394	[1]	430	[2]	1,832	[3]
Total current income tax expense			56,096	[1]	21,578	[2]	23,876	[3]
Federal, deferred			3,454	[1]	28,954	[2]	10,545	[3]
State, deferred			(636)	[1]	2,551	[2]	(2,709)	[3]
Foreign, deferred			(2,056)	[1]	(994)	[2]	1,447	[3]
Total deferred income tax expense			762	[1]	30,511	[2]	9,283	[3]
Total, Amount	$ 13,491	$ 15,786	$ 56,858	[1]	$ 52,089	[2]	$ 33,159	[3]

[1]	Excludes $0.1 million in income tax expense related to discontinued operations.
[2]	Excludes $5.5 million in income tax benefit related to discontinued operations.
[3]	Excludes $10.2 million in income tax benefit related to discontinued operations.

Income Taxes - Component of Income Tax Expense (Parenthetical) (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Income Tax Expense Benefit [Line Items]
Income tax benefit (expense) related to discontinued Operation	$ (0.1)	$ 5.5	$ 10.2

Income Taxes - Reconciliation of Income Tax (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Income Tax Reconciliation [Line Items]
Tax expense at statutory rate of 35%, Amount			$ 59,280		$ 58,248		$ 40,080
State income taxes, Amount			6,757		5,809		3,857
Foreign taxes versus U.S. statutory rate, Amount			(6,008)		(7,710)		(4,272)
Transaction costs, Amount			4,489
U.S. manufacturing deduction, Amount			(3,603)		(1,082)		(942)
Audit settlements and statute of limitation lapses, Amount			(1,419)		(3,413)		(2,885)
Deferred tax rate adjustments, Amount			(1,942)		(234)		(2,902)
Other, Amount			(696)		471		223
Total, Amount	$ 13,491	$ 15,786	$ 56,858	[1]	$ 52,089	[2]	$ 33,159	[3]
Tax expense at statutory rate of 35%, Percentage			35.00%		35.00%		35.00%
State income taxes, Percentage			4.00%		3.50%		3.40%
Foreign taxes versus U.S. statutory rate, Percentage			(3.50%)		(4.60%)		(3.70%)
Transaction costs, Percentage			2.70%		0.00%		0.00%
U.S. manufacturing deduction, Percentage			(2.10%)		(0.70%)		(0.80%)
Audit settlements and statute of limitation lapses, Percentage			(0.80%)		(2.10%)		(2.50%)
Deferred tax rate adjustments, Percentage			(1.10%)		(0.10%)		(2.50%)
Other, Percentage			(0.60%)		0.30%		0.10%
Total, Percentage	36.00%	33.50%	33.60%		31.30%		29.00%

[1]	Excludes $0.1 million in income tax expense related to discontinued operations.
[2]	Excludes $5.5 million in income tax benefit related to discontinued operations.
[3]	Excludes $10.2 million in income tax benefit related to discontinued operations.

Income Taxes - Reconciliation of Income Tax (Parenthetical) (Detail)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Income Tax Reconciliation [Line Items]
Tax, statutory rate	35.00%	35.00%	35.00%

Income Taxes - Deferred Income Tax Assets (Liabilities) (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012		Dec. 31, 2011
Income taxes Abstract:
Derivative instruments	$ 24,861	[1]
Accrued liabilities	6,844	[1]	4,754	[2]
Share-based compensation	6,578	[1]	8,876	[2]
Net operating loss carryforwards	5,459	[1]	4,804	[2]
Inventories	4,140	[1]	3,810	[2]
Receivables	3,303	[1]	3,549	[2]
Other	1,574	[1]	2,212	[2]
Valuation allowances	(524)	[1]	(528)	[2]
Deferred income tax assets	52,235	[1]	27,477	[2]
Intangible assets	(139,062)	[1]	(162,294)	[2]
Property, plant and equipment	(110,414)	[1]	(108,868)	[2]
Deferred income tax liabilities	(249,476)	[1]	(271,162)	[2]
Net deferred income tax liability	$ (197,241)	[1]	$ (243,685)	[2]

[1]	Includes $1.2 million of deferred tax assets related to uncertain tax positions.
[2]	Includes $1.9 million of deferred tax assets related to uncertain tax positions.

Income Taxes - Deferred Income Tax Assets (Liabilities) (Parenthetical) (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Components Of Deferred Tax Assets And Liabilities [Line Items]
Deferred tax assets related to uncertain tax positions	$ 1.2	$ 1.9

Income Taxes - Net Deferred Income Tax Assets (Liabilities) Classified in Consolidated Balance Sheets (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012		Dec. 31, 2011
Schedule Of Balance Sheet Classification Of Net Deferred Income Tax Assets Liabilities [Line Items]
Current assets	$ 21,044		$ 10,621
Noncurrent liabilities	(218,285)		(254,306)
Net deferred income tax liability	$ (197,241)	[1]	$ (243,685)	[2]

[1]	Includes $1.2 million of deferred tax assets related to uncertain tax positions.
[2]	Includes $1.9 million of deferred tax assets related to uncertain tax positions.

Income Taxes - Additional Information (Detail) (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Income Taxes [Line Items]
State and foreign net operating loss carry forwards			$ 5,459,000	[1]	$ 4,804,000	[2]
Valuation allowance			524,000	[1]	528,000	[2]
Unrecognized tax benefits that would impact effective tax rate			4,300,000
Unrecognized tax benefit that would be offset by tax benefits associated with transfer pricing adjustment			4,900,000
Unrecognized tax benefit with uncertainty about timing of deductibility			1,200,000
Interest expense, net of tax			600,000				500,000
Accrued interest			$ 300,000		$ 1,100,000
Effective Income Tax Rate	36.00%	33.50%	33.60%		31.30%		29.00%

[1]	Includes $1.2 million of deferred tax assets related to uncertain tax positions.
[2]	Includes $1.9 million of deferred tax assets related to uncertain tax positions.

Income Taxes - Reconciliation of Gross Unrecognized Tax Benefits (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Reconciliation Of Unrecognized Tax Benefits [Line Items]
Balance at January 1	$ 12,573	$ 39,862	$ 44,563
Increases in tax positions for current year	20	772	173
Increases in tax positions for prior years	459	1,086	885
Decreases in tax positions for prior years	(608)	(28,451)	(5,331)
Settlement of tax matters	(834)	(696)	(428)
Lapse of applicable statutes of limitations	(1,177)
Balance at December 31	$ 10,433	$ 12,573	$ 39,862

Income Taxes - Unrecognized Tax Benefits Classified in Consolidated Balance Sheets (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Reconciliation Of Unrecognized Tax Benefits [Line Items]
Accrued expenses	$ 360	$ 943
Other long-term liabilities	10,073	11,630
Total	$ 10,433	$ 12,573	$ 39,862	$ 44,563

Debt and Allocated Portion of Dean Foods' Debt - Summary of Outstanding Debt (Detail) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2013		Dec. 31, 2012		Oct. 05, 2012	Dec. 31, 2011
Debt Instrument [Line Items]
Long-term debt	$ 744,050		$ 780,550			$ 456,171
Less current portion	(15,000)		(15,000)
Total long-term debt	729,050		765,550			456,171
Interest Rate					2.73%
Dean Foods' Investment [Member]
Debt Instrument [Line Items]
Long-term debt						440,255
WhiteWave Foods [Member]
Debt Instrument [Line Items]
Long-term debt			780,550			15,916
Senior Secured Credit Facility [Member] | Dean Foods' Investment [Member]
Debt Instrument [Line Items]
Senior secured credit facilities						440,255
Weighted average interest rate						3.00%
Interest Rate
Senior Secured Credit Facility [Member] | WhiteWave Foods [Member]
Debt Instrument [Line Items]
Senior secured credit facilities			780,550
Weighted average interest rate	2.04%	[1]	2.20%	[1]
Interest Rate
Receivables-Backed Facility [Member] | WhiteWave Foods [Member]
Debt Instrument [Line Items]
Receivables-backed facility						$ 15,916
Weighted average interest rate						1.31%
Interest Rate

[1]	Represents a weighted average rate, including applicable interest rate margins, for the senior secured revolving credit facility, Term Loan A-1, and Term Loan A-2.

Debt and Allocated Portion of Dean Foods' Debt - Schedule of Maturities of Long-Term Debt (Detail) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Debt Instrument [Line Items]
2013		$ 15,000
2013, remainder of fiscal year	11,250
2014	15,000	15,000
2015	21,250	21,250
2016	21,250	21,250
2017	437,800	470,550
Thereafter	237,500	237,500
Total outstanding debt	744,050	780,550	456,171
Term Loan A One Facility [Member]
Debt Instrument [Line Items]
2013		12,500
2013, remainder of fiscal year	9,375
2014	12,500	12,500
2015	18,750	18,750
2016	18,750	18,750
2017	187,500	187,500
Total outstanding debt	246,875	250,000
Term Loan A Two Facility [Member]
Debt Instrument [Line Items]
2013		2,500
2013, remainder of fiscal year	1,875
2014	2,500	2,500
2015	2,500	2,500
2016	2,500	2,500
2017	2,500	2,500
Thereafter	237,500	237,500
Total outstanding debt	249,375	250,000
Revolving Credit Facility [Member]
Debt Instrument [Line Items]
2017	247,800	280,550
Total outstanding debt	$ 247,800	$ 280,550

Debt and Allocated Portion of Dean Foods' Debt - Additional Information (Detail)	1 Months Ended				1 Months Ended	3 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended				12 Months Ended	3 Months Ended		3 Months Ended			3 Months Ended					3 Months Ended			3 Months Ended				12 Months Ended		3 Months Ended		1 Months Ended	3 Months Ended	12 Months Ended								1 Months Ended
	Oct. 31, 2012 USD ($)	Mar. 31, 2013 USD ($)	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Oct. 31, 2012 WWF Operating Company [Member] USD ($)	Mar. 31, 2013 WWF Operating Company [Member]	Dec. 31, 2012 WWF Operating Company [Member]	Mar. 31, 2012 Senior Secured Credit Facility [Member] USD ($)	Dec. 31, 2012 Senior Secured Credit Facility [Member] USD ($)	Dec. 31, 2011 Senior Secured Credit Facility [Member] USD ($)	Dec. 31, 2010 Senior Secured Credit Facility [Member] USD ($)	Jul. 02, 2009 Senior Secured Credit Facility [Member] USD ($)	Dec. 31, 2012 Alpro [Member]	Mar. 31, 2013 Alpro [Member] WWF Operating Company [Member] USD ($)	Dec. 31, 2012 Alpro [Member] WWF Operating Company [Member] USD ($)	Mar. 31, 2013 Term Loan A One Facility [Member] USD ($)	Dec. 31, 2012 Term Loan A One Facility [Member] USD ($)	Oct. 12, 2012 Term Loan A One Facility [Member] USD ($)	Mar. 31, 2013 Term Loan A Two Facility [Member] USD ($)	Dec. 31, 2012 Term Loan A Two Facility [Member] USD ($)	Oct. 12, 2012 Term Loan A Two Facility [Member] USD ($)	Oct. 12, 2012 Term Loan [Member] USD ($)	Oct. 12, 2012 Letter of Credit [Member] USD ($)	Mar. 31, 2013 Revolving Credit Facility [Member]	Oct. 12, 2012 Revolving Credit Facility [Member] USD ($)	Oct. 12, 2012 Swing Line Loan Facility [Member] USD ($)	Mar. 31, 2013 Subsidiary Revolving Credit Facility Alpro [Member] WWF Operating Company [Member] USD ($)	Mar. 31, 2013 Senior Secured Revolving Credit Facility [Member] USD ($)	Dec. 31, 2012 Senior Secured Revolving Credit Facility [Member] USD ($)	Oct. 12, 2012 Senior Secured Revolving Credit Facility [Member] USD ($)	Dec. 31, 2012 Senior Secured Revolving Credit Facility [Member] Maximum [Member]	Dec. 31, 2012 Senior Secured Revolving Credit Facility [Member] Minimum [Member]	Mar. 31, 2013 Senior Secured Revolving Credit Facility [Member] Term Loan A-2 Facility [Member]	Oct. 12, 2012 Senior Secured Revolving Credit Facility [Member] Term Loan A-2 Facility [Member]	Oct. 12, 2012 Senior Secured Revolving Credit Facility [Member] Term Loan [Member]	Mar. 31, 2012 Receivables Securitization Facility [Member] USD ($)	Dec. 31, 2012 Receivables Securitization Facility [Member] USD ($)	Sep. 28, 2011 Receivables Securitization Facility [Member] Letter of Credit [Member] USD ($)	Jul. 08, 2011 Subsidiary Revolving Credit Facility Maturing on July 10, 2013 [Member] Alpro [Member] EUR (€)	Dec. 31, 2009 Subsidiary Revolving Credit Facility Maturing on July 10, 2013 [Member] Alpro [Member] EUR (€)	Jul. 02, 2009 Subsidiary Revolving Credit Facility Maturing on July 10, 2013 [Member] Alpro [Member] EUR (€)	Mar. 31, 2013 Subsidiary Revolving Credit Facility Maturing on July 10, 2013 [Member] Alpro [Member] WWF Operating Company [Member] EUR (€)	Dec. 31, 2012 Subsidiary Revolving Credit Facility Maturing on July 10, 2013 [Member] Letter of Credit [Member] Alpro [Member] EUR (€)	Mar. 31, 2013 Subsidiary Revolving Credit Facility Maturing on July 10, 2013 [Member] Letter of Credit [Member] Alpro [Member] WWF Operating Company [Member] EUR (€)	Sep. 28, 2011 Receivables-Backed Facility [Member] Letter of Credit [Member]
Debt Instrument [Line Items]
Senior secured credit facility for acquisition		$ 729,050,000	$ 765,550,000	$ 456,171,000								$ 440,300,000
Total interest expense								3,000,000	9,900,000	13,200,000	13,000,000
Aggregate principal amount of senior secured credit facilities																		250,000,000			250,000,000	500,000,000	75,000,000		850,000,000	75,000,000												300,000,000	1,000,000	10,000,000	20,000,000	1,000,000	1,000,000	1,000,000
New Indebtedness					885,000,000
Financing costs	12,400,000				12,400,000
Amortization repayment in 2013			15,000,000													12,500,000	12,500,000		2,500,000	2,500,000
Amortization repayment in 2014		15,000,000	15,000,000													12,500,000	12,500,000		2,500,000	2,500,000
Amortization repayment in 2015		21,250,000	21,250,000													18,750,000	18,750,000		2,500,000	2,500,000
Amortization repayment in 2016		21,250,000	21,250,000													18,750,000	18,750,000		2,500,000	2,500,000
Amortization repayment in 2017		437,800,000	470,550,000													25,000,000	25,000,000		2,500,000	2,500,000
Amortization repayment in 2018																			2,500,000	2,500,000
Amortization repayment in 2019																			2,500,000	2,500,000
Line of credit facility additional borrowing capacity																												500,000,000		500,000,000
Maximum consolidated net leverage ratio																												4.25			4.25	3
Net leverage ratio initial funding																												4	4
Net leverage ratio for next four fiscal quarter																												3.75	3.75
Net leverage ratio quoted, Increased																												4.5			4.5	0.5
Debt purchase consideration equal or exceeds																												50,000,000	50,000,000
Borrowings under the senior secured credit facilities interest rate																												1.75%		1.75%			2.00%	2.00%
Interest rate description						LIBOR plus 2%	LIBOR plus 2%																					LIBOR plus 1.75%					LIBOR plus 2.00%		LIBOR plus 2.00%
Liquidity Termination Date																																													September 25, 2013
Proceeds from accounts receivable securitization																																				63,300,000	150,700,000
Repayments under Receivables-Backed Facility																																				61,400,000	166,700,000
Debt instrument, maturity date													Jul 10, 2013	Jul 10, 2013		Oct 31, 2017			Oct 31, 2019					Oct 31, 2017
Net leverage ratio quoted, Increased																												0.5
Minimum consolidated interest coverage ratio																												3
Outstanding borrowings														0	0
Principal payments due under subsidiary revolving credit facility until maturity																											$ 0

Derivative Financial Instruments - Additional Information (Detail)	3 Months Ended			12 Months Ended				1 Months Ended
	Mar. 31, 2013 USD ($)	Jun. 30, 2012 EUR (€)	Mar. 31, 2012 USD ($)	Dec. 31, 2012 USD ($)		Dec. 31, 2011 USD ($)		Oct. 31, 2012 Dean Foods' Investment [Member] USD ($)	Jun. 30, 2012 Foreign Currency Forward Contract Maturing June Twenty Ninth Two Thousand Twelve [Member] USD ($)
Derivative [Line Items]
Interest rate swaps value								$ 650,000,000
Interest rate swaps maturity date								2017-03-31
Percentage of international operations representing long-lived assets	24.00%			25.00%
Percentage of international operations representing Net Sales	17.00%			16.00%
Repatriation of foreign earnings to Dean Foods		55,000,000
Notional amount of forward contract									71,000,000
Net gain on foreign currency derivatives				600,000
Foreign currency contract hedging activity to be reclassified within next 12 months	100,000			500,000
Term of purchase commitment, minimum	1 month
Term of purchase commitment, maximum	1 year
Gain / (Loss) on foreign currency contracts	$ 800,000		$ (200,000)	$ (320,000)	[1]	$ 101,000	[1]

[1]	Recorded in cost of sales in our consolidated statements of operations.

Derivative Financial Instruments - Summary of Interest Rate Swap Agreements (Detail) (Interest Rate Swap [Member], USD $) In Thousands, unless otherwise specified	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Interest Rate Swap [Member]
Derivative [Line Items]
Fixed Interest Rates, Low	2.75%	2.75%
Fixed Interest Rates, High	3.19%	3.19%
Expiration Date	Mar 31, 2017	Mar 31, 2017
Notional Amount	$ 650,000	$ 650,000

Derivative financial instruments - Derivatives Recorded at Fair Value in Consolidated Balance Sheets (Detail) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2013		Dec. 31, 2012		Dec. 31, 2011
Derivatives, Fair Value [Line Items]
Derivatives Assets					$ 411
Derivatives Liabilities	62,532		67,420
Current [Member] | Foreign Currency Contract [Member] | Designated as Hedging Instrument [Member]
Derivatives, Fair Value [Line Items]
Derivatives Assets		[1]		[1],[2]	411	[2]
Derivatives Liabilities	126	[1]	489	[1],[2]		[2]
Current [Member] | Interest Rate Swap [Member] | Not Designated as Hedging Instrument [Member]
Derivatives, Fair Value [Line Items]
Derivatives Assets		[1]		[1],[2]		[2]
Derivatives Liabilities	18,288	[1]	18,262	[1],[2]		[2]
Non Current [Member] | Interest Rate Swap [Member] | Not Designated as Hedging Instrument [Member]
Derivatives, Fair Value [Line Items]
Derivatives Assets		[3]		[3],[4]		[4]
Derivatives Liabilities	$ 44,118	[3]	$ 48,669	[3],[4]		[4]

[1]	Derivative assets and liabilities that have settlement dates equal to or less than 12 months from the respective balance sheet date were included in other current assets and accounts payable and accrued expenses, respectively, in our unaudited condensed consolidated balance sheets.
[2]	Derivative assets and liabilities that have settlement dates equal to or less than 12 months from the respective balance sheet date were included in other current assets and accounts payable and accrued expenses, respectively, in our consolidated balance sheets.
[3]	Derivative liabilities that have settlement dates greater than 12 months from the respective balance sheet date were included in other long-term liabilities in our unaudited condensed consolidated balance sheets.
[4]	Derivative liabilities that have settlement dates greater than 12 months from the respective balance sheet date were included in other long-term liabilities in our consolidated balance sheets.

Derivative Financial Instruments - Gains and Losses on Derivatives Designated as Cash Flow Hedges (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012		Dec. 31, 2011
Derivative Instruments, Gain (Loss) [Line Items]
(Gains)/losses on foreign currency contracts	$ 800	$ (200)	$ (320)	[1]	$ 101	[1]

[1]	Recorded in cost of sales in our consolidated statements of operations.

Derivative Financial Instruments - Summary of Derivatives Assets and Liabilities Measured at Fair Value on Recurring Basis (Detail) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Foreign Currency Contract [Member]
Derivatives, Fair Value [Line Items]
Liability, Fair Value	$ 126	$ 489
Asset, Fair Value			411
Interest Rate Swap [Member]
Derivatives, Fair Value [Line Items]
Liability, Fair Value	62,406	66,931
Level 1 [Member] | Foreign Currency Contract [Member]
Derivatives, Fair Value [Line Items]
Liability, Fair Value
Asset, Fair Value
Level 1 [Member] | Interest Rate Swap [Member]
Derivatives, Fair Value [Line Items]
Liability, Fair Value
Level 2 [Member] | Foreign Currency Contract [Member]
Derivatives, Fair Value [Line Items]
Liability, Fair Value	126	489
Asset, Fair Value			411
Level 2 [Member] | Interest Rate Swap [Member]
Derivatives, Fair Value [Line Items]
Liability, Fair Value	62,406	66,931
Level 3 [Member] | Foreign Currency Contract [Member]
Derivatives, Fair Value [Line Items]
Liability, Fair Value
Asset, Fair Value
Level 3 [Member] | Interest Rate Swap [Member]
Derivatives, Fair Value [Line Items]
Liability, Fair Value

Share-Based Compensation - Additional Information (Detail) (USD $) Share data in Millions, unless otherwise specified	3 Months Ended		12 Months Ended			3 Months Ended		3 Months Ended		12 Months Ended			3 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended							3 Months Ended	9 Months Ended	12 Months Ended		3 Months Ended	12 Months Ended				3 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Mar. 31, 2013 Two Thousand Twelve Stock Incentive Plan [Member]	Mar. 31, 2013 Two Thousand Twelve Stock Incentive Plan [Member] Common Class A [Member]	Mar. 31, 2013 Cash Performance Units [Member]	Mar. 31, 2012 Dean Foods' Investment [Member]	Dec. 31, 2012 Dean Foods' Investment [Member]	Dec. 31, 2011 Dean Foods' Investment [Member]	Dec. 31, 2010 Dean Foods' Investment [Member]	Mar. 31, 2013 Dean Foods' Investment [Member] Minimum [Member]	Dec. 31, 2012 Dean Foods' Investment [Member] Minimum [Member]	Mar. 31, 2013 Dean Foods' Investment [Member] Maximum [Member]	Dec. 31, 2012 Dean Foods' Investment [Member] Maximum [Member]	Dec. 31, 2012 Dean Foods' Investment [Member] Stock Options [Member]	Dec. 31, 2011 Dean Foods' Investment [Member] Stock Options [Member]	Dec. 31, 2010 Dean Foods' Investment [Member] Stock Options [Member]	Dec. 31, 2012 Dean Foods' Investment [Member] Stock Units [Member]	Dec. 31, 2011 Dean Foods' Investment [Member] Stock Units [Member]	Dec. 31, 2010 Dean Foods' Investment [Member] Stock Units [Member]	Mar. 31, 2013 Dean Foods' Investment [Member] Cash Performance Units [Member]	Dec. 31, 2012 Dean Foods' Investment [Member] Cash Performance Units [Member]	Dec. 31, 2012 Dean Foods' Investment [Member] Cash Performance Units [Member]	Dec. 31, 2011 Dean Foods' Investment [Member] Cash Performance Units [Member]	Mar. 31, 2013 Dean Foods' Investment [Member] Phantom Shares [Member]	Dec. 31, 2012 Dean Foods' Investment [Member] Phantom Shares [Member]	Dec. 31, 2011 Dean Foods' Investment [Member] Phantom Shares [Member]	Dec. 31, 2012 WhiteWave Foods [Member] Stock Options [Member]	Dec. 31, 2012 WhiteWave Foods [Member] Stock Units [Member]	Mar. 31, 2013 WhiteWave Foods [Member] Phantom Shares [Member]	Dec. 31, 2012 WhiteWave Foods [Member] Phantom Shares [Member]	Mar. 31, 2013 WhiteWave Foods [Member] Stock Appreciation Rights (SARs) [Member]	Dec. 31, 2012 WhiteWave Foods [Member] Stock Appreciation Rights (SARs) [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Allocated share based compensation expense	$ 7,005,000	$ 1,919,000	$ 9,529,000	$ 6,246,000	$ 6,788,000				$ 1,000,000	$ 4,300,000	$ 2,900,000	$ 2,500,000					$ 1,200,000	$ 1,700,000	$ 2,800,000	$ 3,100,000	$ 3,500,000	$ 4,000,000		$ (700,000)	$ 1,300,000	$ 200,000		$ 2,400,000	$ 800,000	$ 600,000	$ 600,000		$ 200,000		$ 100,000
Option vested on grant						Awards granted under the 2012 SIP vest one-third on the first anniversary of the grant date, one-third on the second anniversary of the grant date, and one-third on the third anniversary of the grant date											In general, Dean Foods' employee options vest one-third on the first anniversary of the grant date, one-third on the second anniversary of the grant date, and one-third on the third anniversary of the grant date.													Our employee options vest one-third on the first anniversary of the grant date, one-third on the second anniversary of the grant date, and one-third on the third anniversary of the grant date.
Service period after reaching the age of 55						10 years											10 years			10 years								10 years
Expected option term, in years																	10 years
Cash received from stock option exercises																	500,000
Total unrecognized stock option expense																	1,500,000			3,000,000										11,400,000	10,900,000
Unrecognized compensation expense expected to be recognized period, years																	10 months 24 days			9 months 18 days										2 years 9 months 18 days	2 years 9 months 18 days
Look back period of stock price volatility																														6 years					6 years
Tax benefit stock option expense																														$ 200,000
Stock units vesting period																				3 years			3 years		3 years		3 years	3 years			3 years	3 years	3 years	3 years	3 years
Payout range, cash performance units													0.00%	0.00%	200.00%	200.00%
Shares reserved for issuance							20
Performance periods								36 months

Share-Based Compensation - Weighted Average Assumptions Used to Estimate Fair Value of Dean Foods Stock Options Grants Issued (Detail) (Dean Foods' Investment [Member], Stock Options [Member])	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Dean Foods' Investment [Member] | Stock Options [Member]
Share Based Compensation Arrangement By Share Based Payment Award Fair Value Assumptions Black Scholes Method Used [Line Items]
Expected volatility	[1]	44.00%	44.00%	41.00%	34.00%
Expected dividend yield	[1]	0.00%	0.00%	0.00%	0.00%
Expected option term	[1]	5 years	5 years	5 years	5 years
Risk-free rate of return minimum	[1]	0.88%	0.62%	1.32%	1.26%
Risk-free rate of return maximum	[1]	0.89%	0.89%	2.30%	2.59%

[1]	Dean Foods does not plan to grant any Dean Foods stock options to WhiteWave non-employee directors, executive officers, and employees during 2013.

Share-Based Compensation - Summary of Dean Foods Stock Option Activity (Detail) (Dean Foods' Investment [Member], USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2013		Dec. 31, 2012		Dec. 31, 2011
Dean Foods' Investment [Member]
Number of options
Options outstanding, beginning balance	6,845,250		2,505,556
Granted			295,951
Forfeited and canceled	(227,361)	[1]	(504,464)	[2]
Exercised	(89,916)		(35,837)
Transferred	907,853	[3]	4,584,044	[3]
Options outstanding, ending balance	7,435,826		6,845,250		2,505,556
Vested and expected to vest			6,781,587
Options exercisable, ending balance	6,189,585		4,637,867		1,932,462
Weighted average exercise price
Options Outstanding, beginning balance	$ 18.45		$ 21.06
Granted			$ 12.07
Forfeited and canceled	$ 18.09	[1]	$ 20.29	[2]
Exercised	$ 12.26		$ 13.04
Transferred	$ 21.49	[3]	$ 17.62	[3]
Options Outstanding, ending balance	$ 18.91		$ 18.45		$ 21.06
Options vested and expected to vest, ending balance			$ 18.52
Options exercisable, ending balance	$ 20.38		$ 21.68		$ 23.16
Weighted average contractual life
Options outstanding	5 years 3 months 4 days		5 years 10 months 24 days
Options vested and expected to vest			5 years 10 months 13 days
Options exercisable	4 years 7 months 2 days		4 years 6 months 26 days		5 years 18 days
Aggregate intrinsic value
Options outstanding, ending balance	$ 18,087,012		$ 13,780,786
Options vested and expected to vest, ending balance			13,469,086
Options exercisable, ending balance	$ 9,956,681		$ 3,133,148		$ 53,019

[1]	Pursuant to the terms of Dean Foods stock option plans, options that are cancelled or forfeited may be available for future grants.
[2]	Pursuant to the terms of Dean Foods' stock option plans, options that are cancelled or forfeited may be available for future grants.
[3]	Transferred options are attributable to employees that transferred to or from other Dean Foods' divisions.

Share-Based Compensation - Summary of Dear Foods Options Outstanding and Exercisable (Detail) (Dean Foods' Investment [Member], USD $)	12 Months Ended
Dec. 31, 2012
7.44 to 10.35 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise price range, Lower limit	$ 7.44
Exercise price range, Upper limit	$ 10.35
Number Outstanding, Options Outstanding	1,107,200
Weighted-Average Remaining Contractual Life, Options Outstanding	8 years 15 days
Weighted-Average Exercise Price, Options Outstanding	$ 10.32
Number Exercisable, Options Exercisable	407,803
Weighted-Average Exercise Price, Options Exercisable	$ 10.3
10.63 to 13.70 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise price range, Lower limit	$ 10.63
Exercise price range, Upper limit	$ 13.7
Number Outstanding, Options Outstanding	1,369,015
Weighted-Average Remaining Contractual Life, Options Outstanding	9 years 1 month 2 days
Weighted-Average Exercise Price, Options Outstanding	$ 12.07
Number Exercisable, Options Exercisable	7,298
Weighted-Average Exercise Price, Options Exercisable	$ 12.11
14.25 to 14.56 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise price range, Lower limit	$ 14.25
Exercise price range, Upper limit	$ 14.56
Number Outstanding, Options Outstanding	435,416
Weighted-Average Remaining Contractual Life, Options Outstanding	6 years 11 months 19 days
Weighted-Average Exercise Price, Options Outstanding	$ 14.55
Number Exercisable, Options Exercisable	289,817
Weighted-Average Exercise Price, Options Exercisable	$ 14.55
15.99 to 18.31 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise price range, Lower limit	$ 15.99
Exercise price range, Upper limit	$ 18.31
Number Outstanding, Options Outstanding	757,998
Weighted-Average Remaining Contractual Life, Options Outstanding	1 year 7 months 28 days
Weighted-Average Exercise Price, Options Outstanding	$ 18.05
Number Exercisable, Options Exercisable	757,328
Weighted-Average Exercise Price, Options Exercisable	$ 18.05
18.84 to 19.98 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise price range, Lower limit	$ 18.84
Exercise price range, Upper limit	$ 19.98
Number Outstanding, Options Outstanding	53,173
Weighted-Average Remaining Contractual Life, Options Outstanding	2 years 10 months 28 days
Weighted-Average Exercise Price, Options Outstanding	$ 19.55
Number Exercisable, Options Exercisable	53,173
Weighted-Average Exercise Price, Options Exercisable	$ 19.55
20.07 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise price range, Lower limit	$ 20.07
Number Outstanding, Options Outstanding	868,270
Weighted-Average Remaining Contractual Life, Options Outstanding	6 years 1 month 13 days
Weighted-Average Exercise Price, Options Outstanding	$ 20.07
Number Exercisable, Options Exercisable	868,270
Weighted-Average Exercise Price, Options Exercisable	$ 20.07
20.19 to 25.37 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise price range, Lower limit	$ 20.19
Exercise price range, Upper limit	$ 25.37
Number Outstanding, Options Outstanding	927,204
Weighted-Average Remaining Contractual Life, Options Outstanding	4 years 10 months 17 days
Weighted-Average Exercise Price, Options Outstanding	$ 24.92
Number Exercisable, Options Exercisable	927,204
Weighted-Average Exercise Price, Options Exercisable	$ 24.92
25.39 to 25.69 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise price range, Lower limit	$ 25.39
Exercise price range, Upper limit	$ 25.69
Number Outstanding, Options Outstanding	694,240
Weighted-Average Remaining Contractual Life, Options Outstanding	3 years 18 days
Weighted-Average Exercise Price, Options Outstanding	$ 25.64
Number Exercisable, Options Exercisable	694,240
Weighted-Average Exercise Price, Options Exercisable	$ 25.64
25.81 to 30.12 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise price range, Lower limit	$ 25.81
Exercise price range, Upper limit	$ 30.12
Number Outstanding, Options Outstanding	554,963
Weighted-Average Remaining Contractual Life, Options Outstanding	4 years 1 month 13 days
Weighted-Average Exercise Price, Options Outstanding	$ 29.9
Number Exercisable, Options Exercisable	554,963
Weighted-Average Exercise Price, Options Exercisable	$ 29.9
30.64 to 31.74 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise price range, Lower limit	$ 30.64
Exercise price range, Upper limit	$ 31.74
Number Outstanding, Options Outstanding	77,771
Weighted-Average Remaining Contractual Life, Options Outstanding	4 years 2 months 5 days
Weighted-Average Exercise Price, Options Outstanding	$ 30.69
Number Exercisable, Options Exercisable	77,771
Weighted-Average Exercise Price, Options Exercisable	$ 30.69

Share-Based Compensation - Summary of Additional Information Regarding Dean Foods Stock Option Activity (Detail) (Dean Foods' Investment [Member], Stock Options [Member], USD $)
In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Dean Foods' Investment [Member] | Stock Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted-average grant date fair value per share of options granted	$ 4.72	$ 4.04	$ 4.51
Intrinsic value of options exercised	$ 105	$ 13	$ 204
Fair value of shares vested	3,651	3,433	5,118
Tax benefit related to stock option expense	$ 460	$ 646	$ 1,071

Share-Based Compensation - Weighted Average Assumptions Used to Estimate Fair Value of WhiteWave Stock Options Grants Issued (Detail) (WhiteWave Foods [Member], Stock Options [Member])	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
WhiteWave Foods [Member] | Stock Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected volatility	28.00%	28.00%
Expected dividend yield	0.00%	0.00%
Expected option term	6 years	6 years
Risk-free rate of return	1.13%	1.05%

Share-Based Compensation - Summary of WhiteWave Foods Stock Option Activity (Detail) (WhiteWave Foods [Member], USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2013		Dec. 31, 2012
WhiteWave Foods [Member]
Number of options
Options outstanding, beginning balance	2,445,327
Granted	1,230,095		2,445,327
Forfeited and canceled		[1]		[1]
Exercised
Options outstanding, ending balance	3,675,422		2,445,327
Options vested and expected to vest	3,498,720		2,314,343
Options exercisable, ending balance	53,676
Weighted average exercise price
Options Outstanding, beginning balance	$ 16.98
Granted	$ 15.16		$ 16.98
Forfeited and canceled		[1]		[1]
Exercised
Options Outstanding, ending balance	$ 16.37		$ 16.98
Options vested and expected to vest	$ 16.37		$ 16.98
Options exercisable, ending balance	$ 15.16
Weighted average contractual life
Options outstanding	9 years 8 months 1 day		9 years 9 months 26 days
Options vested and expected to vest	9 years 8 months 1 day		9 years 9 months 26 days
Options exercisable	9 years 10 months 17 days
Aggregate intrinsic value
Options outstanding, ending balance	$ 2,573,104		$ 10,605
Options vested and expected to vest	2,438,230		10,007
Options exercisable	$ 102,521

[1]	Pursuant to the terms of the SIP, options that are cancelled or forfeited may be available for future grants.

Share-Based Compensation - Summary of WhiteWave Options Outstanding (Detail) (WhiteWave Foods [Member], $15.17 to $17.00 [Member], USD $)	12 Months Ended
Dec. 31, 2012
WhiteWave Foods [Member] | $15.17 to $17.00 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise price range, Lower limit	$ 15.17
Exercise price range, Upper limit	$ 17
Number Outstanding, Options Outstanding	2,445,327
Weighted-Average Remaining Contractual Life, Options Outstanding	9 years 9 months 26 days
Weighted-Average Exercise Price, Options Outstanding	$ 16.98

Share-Based Compensation - Summary of Dean Foods Restricted Stock Unit Activity (Detail) (Dean Foods' Investment [Member], Stock Units [Member], USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2013		Dec. 31, 2012
Dean Foods' Investment [Member] | Stock Units [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Outstanding beginning balance	786,710		431,608
RSUs issued			207,756
RSUs cancelled or forfeited	(60,747)	[1]	(48,777)	[1]
Shares issued upon vesting of RSUs	(351,503)		(214,626)
RSUs transferred	30,344	[2]	410,749	[2]
Outstanding ending balance	404,804		786,710
Weighted average grant date fair value per share	$ 11.78		$ 12.67

[1]	Pursuant to the terms of the stock unit plans, employees have the option of forfeiting RSUs to cover their minimum statutory tax withholding when shares are issued. RSUs that are cancelled or forfeited may be available for future grants.
[2]	Transferred RSUs are attributable to employees that transferred to or from other Dean Foods' divisions.

Share-Based Compensation - Dean Foods Restricted Stock Unit Grants and Restricted Stock Unit Expense (Detail) (Dean Foods' Investment [Member], Stock Units [Member], USD $)
In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Dean Foods' Investment [Member] | Stock Units [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted-average grant date fair value per share of RSUs granted	$ 12.07	$ 10.34	$ 13.7
Tax benefit related to RSU expense	$ 1,163	$ 1,378	$ 1,552

Share-Based Compensation - Summary of WhiteWave Restricted Stock Unit Activity (Detail) (WhiteWave Foods [Member], Stock Units [Member], USD $)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
WhiteWave Foods [Member] | Stock Units [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Outstanding beginning balance	674,681
RSUs issued	346,913	674,681
Shares issued upon vesting of RSUs
RSUs cancelled or forfeited	[1]	[1]
Outstanding ending balance	1,021,594	674,681
Weighted average grant date fair value per share	$ 16.36	$ 16.98

[1]	Pursuant to the terms of the SIP, employees have the option of forfeiting RSUs to cover their minimum statutory tax withholding when shares are issued. RSUs that are cancelled or forfeited may be available for future grants.

Share-Based Compensation - WhiteWave Restricted Stock Unit Grants and Restricted Stock Unit Expense (Detail) (WhiteWave Foods [Member], Stock Units [Member], USD $)
In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
Dec. 31, 2012
WhiteWave Foods [Member] | Stock Units [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted-average grant date fair value per share of RSUs granted	$ 16.98
Tax benefit related to RSU expense	$ 222

Share-Based Compensation - Summary of Cash Performance Units Activity (Detail) (Dean Foods' Investment [Member], Cash Performance Units [Member])	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Dean Foods' Investment [Member] | Cash Performance Units [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Outstanding beginning balance	6,105,000	2,206,250
Granted		487,500
Converted/paid	(6,105,000)
Forfeited		(200,000)
Transferred		3,611,250 [1]
Outstanding ending balance		6,105,000

[1]	Transferred CPUs are attributable to employees that transferred to or from other Dean Foods' divisions.

Share-Based Compensation - Summary of Phantom Share Activity (Detail) (Dean Foods' Investment [Member], Phantom Shares [Member], USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2013		Dec. 31, 2012
Dean Foods' Investment [Member] | Phantom Shares [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Outstanding beginning balance	397,618		255,544
Granted			243,775
Converted/paid	(155,398)		(80,911)
Forfeited	(7,442)		(27,844)
Transferred	2,566	[1]	7,054	[1]
Outstanding ending balance	237,344		397,618
Outstanding Weighted average exercise price, beginning balance	$ 11.43		$ 10.34
Granted, Weighted average exercise price			$ 12.13
Converted/paid, Weighted average exercise price	$ 11.1		$ 10.35
Forfeited, Weighted average exercise price	$ 11.45		$ 10.75
Transferred, Weighted average exercise price	$ 11.9	[1]	$ 11.64	[1]
Outstanding, Weighted average exercise price, ending balance	$ 11.65		$ 11.43

[1]	Transferred phantom shares are attributable to employees that transferred to or from other Dean Foods' divisions.

Share-Based Compensation - Summary of WhiteWave Phantom Share Activity (Detail) (WhiteWave Foods [Member], Phantom Shares [Member], USD $)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
WhiteWave Foods [Member] | Phantom Shares [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Outstanding beginning balance	225,771
Granted	208,879	225,771
Converted/paid
Forfeited	(4,495)
Outstanding ending balance	430,155	225,771
Outstanding Weighted average exercise price, beginning balance	$ 17
Granted, Weighted average exercise price	$ 15.16	$ 17
Converted/paid, Weighted average exercise price
Forfeited, Weighted average exercise price	$ 16.12
Outstanding, Weighted average exercise price, ending balance	$ 16.12	$ 17

Share-Based Compensation - Weighted Average Assumptions Used to Estimate Fair Value of WhiteWave Stock Appreciation Rights Grants Issued (Detail) (WhiteWave Foods [Member], Stock Appreciation Rights (SARs) [Member])
	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
WhiteWave Foods [Member] | Stock Appreciation Rights (SARs) [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected volatility	28.00%	28.00%
Expected dividend yield	0.00%	0.00%
Expected option term	6 years	6 years
Risk-free rate of return	1.13%	1.05%

Share-Based Compensation - WhiteWave Stock Appreciation Rights Activity (Detail) (WhiteWave Foods [Member], Stock Appreciation Rights (SARs) [Member], USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2013		Dec. 31, 2012
WhiteWave Foods [Member] | Stock Appreciation Rights (SARs) [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Outstanding beginning balance	211,111
Ending balance, SARs outstanding, Aggregate intrinsic value	$ 172,509
Granted	82,582		211,111
SARs vested and expected to vest, Aggregate intrinsic value, ending balance
Forfeited and cancelled		[1]		[1]
Exercised
Outstanding ending balance	293,693		211,111
SARs vested and expected to vest, ending balance			199,810
SARs exercisable, ending balance
Outstanding Weighted average exercise price, beginning balance	$ 17
Granted, Weighted average exercise price	$ 15.16		$ 17
Forfeited and cancelled, Weighted average exercise price		[1]		[1]
Exercised, Weighted average exercise price
Outstanding, Weighted average exercise price, ending balance	$ 16.48		$ 17
SARs vested and expected to vest, Weighted average exercise price, ending balance			$ 17
SARs exercisable, Weighted average exercise price, ending balance
SARs outstanding, Weighted average contractual life	9 years 7 months 28 days		9 years 9 months 26 days
Ending balance, SARs outstanding, Aggregate intrinsic value	172,509
SARs vested and expected to vest, Weighted average contractual life			9 years 9 months 26 days
SARs exercisable, Weighted average contractual life
SARs exercisable, Aggregate intrinsic value, ending balance

[1]	Pursuant to the terms of the SIP, SARs that are cancelled or forfeited may be available for future grants.

Share-Based Compensation - Summary of Dean Foods Share-Based Compensation Expense (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expense	$ 6,812		$ 2,056
Dean Foods' Investment [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expense		1,919	7,473	6,246	6,788
Dean Foods' Investment [Member] | Stock Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expense		346	1,006	1,708	2,835
Dean Foods' Investment [Member] | Restricted Stock Unit [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expense		743	2,433	3,510	3,953
Dean Foods' Investment [Member] | Cash Performance Units [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expense		92	2,025	204
Dean Foods' Investment [Member] | Phantom Shares [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expense		$ 738	$ 2,009	$ 824

Share-Based Compensation - Summary of Share-Based Compensation Expense (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expense	$ 6,812		$ 2,056
WWF Operating Company [Member] | Stock Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expense	288		220
WWF Operating Company [Member] | Restricted Stock Unit [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expense	373		668
WhiteWave Foods [Member] | Stock Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expense	3,201		602
WhiteWave Foods [Member] | Restricted Stock Unit [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expense	$ 2,950		$ 566

Accumulated Other Comprehensive Loss - Components of Accumulated Other Comprehensive Loss (Detail) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2013		Dec. 31, 2012		Dec. 31, 2011
Other Comprehensive Income Loss [Line Items]
Cumulative translation adjustment	$ (41,099)		$ (25,576)		$ (35,775)
Fair value of derivative intruments, net of tax	(209)	[1]	(294)	[1]	259
Pension and other postretirement liability adjustment, net of tax	(1,764)	[2]	(1,818)	[2]	(819)
Total accumulated other comprehensive loss	$ (43,072)		$ (27,688)		$ (36,335)

[1]	The accumulated other comprehensive loss reclassification components affect cost of sales. See Note 8 "Derivative Financial Instruments."
[2]	The accumulated other comprehensive loss reclassification components are related to amortization of unrecognized actuarial losses and prior service costs which are both included in the computation of net periodic pension cost. See Note 11 "Employee Retirement and Profit Sharing Plans."

Employee Retirement and Profit Sharing Plans - Additional Information (Detail) (USD $)	3 Months Ended	12 Months Ended
	Mar. 31, 2013 Y	Dec. 31, 2012 Employees Y	Dec. 31, 2011
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Minimum requisite service period, years	1	1
Unrecognized prior service costs, before tax		$ 300,000	$ 300,000
Unrecognized prior service costs, net of tax		200,000	200,000
Unrecognized actuarial losses, before tax		2,400,000	900,000
Unrecognized actuarial losses, net of tax		1,600,000	600,000
Prior service costs expected to be recognized next fiscal year		16,500
Prior service costs expected to be recognized next fiscal year, net of tax		11,000
Actuarial losses expected to be recognized next fiscal year		72,500
Actuarial losses expected to be recognized next fiscal year, net of tax		48,000
Underfunded status of the plans		(6,063,000)	(4,155,000)
Employer contribution in 2013		1,700,000
Accumulated benefit obligation		11,100,000	7,800,000
Frozen defined benefit plan obligations		13.00%
Weighted average discount rate		3.50%	4.50%
Percentage of insurance contracts financed by employer premiums		90.00%
Percentage of insurance contracts financed by employer and employee contribution		10.00%
Multiemployer pension plans, number of employees covered		200
Contribution to plans		5.00%
Minimum [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Plan participants' contributions, allowed percentage of participants' annual compensation		1.00%
Employer contributions per pay period for certain union hourly employees		24
Plans in green zone		80.00%
Maximum [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Plan participants' contributions, allowed percentage of participants' annual compensation		20.00%
Employer contributions per pay period for certain union hourly employees		$ 91
Plans in red zone		65.00%
Plans in yellow zone		80.00%

Employee Retirement and Profit Sharing Plans - Retirement and Profit Sharing Plan Expenses (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plans	$ 1,804	$ 1,781	$ 1,256
Defined contribution plans	2,210	2,386	2,277
Multiemployer pension and certain union plans	1,658	1,591	1,511
Total	$ 5,672	$ 5,758	$ 5,044

Employee Retirement and Profit Sharing Plans - Reconciliation of Projected Benefit Obligation and Fair Value of Plan Assets (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Defined Benefit Plan Disclosure [Line Items]
Benefit obligation at beginning of the year	$ 11,865	$ 9,897
Service cost	1,409	1,311
Interest cost	513	523
Plan participants' contributions	55	52
Actuarial loss	1,756	526
Benefits paid	(3)	(63)
Expenses paid	(33)	(39)
Net transfer in		59
Exchange rate changes	320	(401)
Benefit obligation, end of year	15,882	11,865
Fair value of plan assets at beginning of year	7,710	6,169
Actual return on plan assets	485	369
Employer contributions to plan	1,410	1,439
Plan participants' contributions	55	52
Benefits paid	(3)	(63)
Expenses paid	(33)	(39)
Acquisitions/divestitures		59
Exchange rate changes	195	(276)
Fair value of plan assets at end of year	9,819	7,710
Funded status at end of year	$ (6,063)	$ (4,155)

Employee Retirement and Profit Sharing Plans - Summary of Assumptions Used to Determine Benefit Obligations (Detail)	Dec. 31, 2012	Dec. 31, 2011
Defined Benefit Plan Disclosure [Line Items]
Weighted average discount rate	3.50%	4.50%
Rate of compensation increase	3.88%	3.87%

Employee Retirement and Profit Sharing Plans - Summary of Assumptions Used to Determine Net Periodic Benefit Cost (Detail)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Weighted average discount rate	4.50%	4.75%	5.46%
Expected return on assets	3.85%	3.86%	3.88%
Rate of compensation increase	3.87%	3.88%	3.89%

Employee Retirement and Profit Sharing Plans - Alpro Defined Benefit Plans (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Components of net periodic benefit cost:
Service cost			$ 1,409	$ 1,311
Interest cost			513	523
Net periodic benefit cost			1,804	1,781	1,256
Defined Benefit Pension Plan [Member]
Components of net periodic benefit cost:
Service cost	440	359	1,409	1,311	973
Interest cost	135	131	513	523	439
Expected return on plan assets	(88)	(49)	(191)	(139)	(206)
Prior service (credit)/cost	4	4	16	18
Unrecognized net (gain)/loss	18	1	3	7
Net periodic benefit cost	$ 509	$ 446	$ 1,750	$ 1,720	$ 1,206

Employee Retirement and Profit Sharing Plans - Pension Plans with Accumulated Benefit Obligation in Excess of Plan Assets (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Defined Benefit Plan Disclosure [Line Items]
Projected benefit obligation	$ 3,237	$ 2,147	$ 2,001
Accumulated benefit obligation	2,822	1,794	1,657
Fair value of plan assets	$ 1,463	$ 746	$ 680

Employee Retirement and Profit Sharing Plans - Estimated Pension Plan Benefit Payments (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
Defined Benefit Plan Disclosure [Line Items]
2013	$ 855
2014	209
2015	5
2016	12
2017	93
Next five years	$ 5,583

Employee Retirement and Profit Sharing Plans - Fair Values by Category of Inputs (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Defined Benefit Plan Disclosure [Line Items]
Total, Fair Value	$ 9,819	$ 7,710	$ 6,169
Other Investments Insurance Contracts [Member]
Defined Benefit Plan Disclosure [Line Items]
Total, Fair Value	9,819	7,710
Level 3 [Member]
Defined Benefit Plan Disclosure [Line Items]
Total, Fair Value	9,819	7,710	6,169
Level 3 [Member] | Other Investments Insurance Contracts [Member]
Defined Benefit Plan Disclosure [Line Items]
Total, Fair Value	$ 9,819	$ 7,710

Employee Retirement and Profit Sharing Plans - Reconciliation of Change in Fair Value Measurement of Defined Benefit Plans (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Fair Value, Option, Qualitative Disclosures Related to Election [Line Items]
Fair value of plan assets at beginning of year		$ 6,169
Purchases, sales and settlements (net)		59
Fair value of plan assets at end of year	9,819	7,710
Level 3 [Member]
Fair Value, Option, Qualitative Disclosures Related to Election [Line Items]
Fair value of plan assets at beginning of year	7,710	6,169
Relating to instruments still held at reporting date	485	369
Purchases, sales and settlements (net)	1,624	1,172
Fair value of plan assets at end of year	9,819	7,710
Level 3 [Member] | Other Investments Insurance Reserves [Member]
Fair Value, Option, Qualitative Disclosures Related to Election [Line Items]
Fair value of plan assets at beginning of year	7,710	6,169
Relating to instruments still held at reporting date	485	369
Purchases, sales and settlements (net)	1,624	1,172
Fair value of plan assets at end of year	$ 9,819	$ 7,710

Employee Retirement and Profit Sharing Plans - Schedule of Information Regarding Participation in Multiemployer Pension Plans (Detail) (Western Conference Of Teamsters Pension Plan [Member])	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011
Western Conference Of Teamsters Pension Plan [Member]
Multiemployer Plans [Line Items]
Employer identification number	916145047	[1]
Pension plan number	001	[1]
PPA Zone status	Green	[1]	Green	[1]
FIP/RP status pending/ implemented	NA	[1]
Extended amortization provisions	false	[1]
Expiration date of associated collective- bargaining agreement	Mar 1, 2015	[1]
Expiration date of associated collective- bargaining agreement	Jan 28, 2017	[1]

[1]	We are party to one collective bargaining agreement in this multiemployer Western Conference of Teamsters Pension Plan which requires contributions. We are also party to two other collective bargaining agreements whose defined contribution plans are 401(k) plans that require matching contributions. These agreements cover a large number of employee participants and expire on various dates between 2012 and 2016.

Employee Retirement and Profit Sharing Plans - Schedule of Information Regarding Contribution in Multiemployer Pension Plans (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011	Dec. 31, 2010
Multiemployer Plans [Line Items]
Total contribution	$ 1,658,000		$ 1,591,000	$ 1,511,000
Western Conference Of Teamsters Pension Plan [Member]
Multiemployer Plans [Line Items]
Employer identification number	916145047	[1]
Pension plan number	001	[1]
Total contribution	$ 1,658		$ 1,591	$ 1,511
Surcharge imposed	No

[1]	We are party to one collective bargaining agreement in this multiemployer Western Conference of Teamsters Pension Plan which requires contributions. We are also party to two other collective bargaining agreements whose defined contribution plans are 401(k) plans that require matching contributions. These agreements cover a large number of employee participants and expire on various dates between 2012 and 2016.

Commitments and Contingencies - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Contingencies And Commitments [Line Items]
Rent expense	$ 1.9	$ 1.9	$ 8	$ 8.5	$ 9.2
Minimum [Member]
Contingencies And Commitments [Line Items]
Lease term, (years)	1		1
Maximum [Member]
Contingencies And Commitments [Line Items]
Lease term, (years)	20		20

Commitments and Contingencies - Future Minimum Payments Under Non-Cancelable Leases (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
Operating Leased Assets [Line Items]
2013	$ 15,990
2014	11,967
2015	9,576
2016	7,450
2017	6,397
Thereafter	9,047
Total minimum lease payments	$ 60,427

Segment, Geographic and Customers Information - Additional Information (Detail)	3 Months Ended		12 Months Ended
	Mar. 31, 2013 Facility Segment Distributor	Mar. 31, 2012	Dec. 31, 2012 Segment Facility Distributor	Dec. 31, 2011	Dec. 31, 2010
Segment Reporting Information [Line Items]
Number of operating segments	2		2
Number of reportable segments			2
Number of distribution centers	2		2
Number of co-packers	3		3
Major customer, percentage of sales	17.80%	18.00%	18.00%	17.00%	16.90%
North America [Member]
Segment Reporting Information [Line Items]
Number of manufacturing facilities	5		5
Europe [Member]
Segment Reporting Information [Line Items]
Number of manufacturing facilities	4		4

Segment, Geographic and Customers Information - Summarized Income Statement Amounts by Segment (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended									12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Total net sales:
Net sales	$ 608,244	$ 608,111	$ 574,853	$ 554,446	$ 552,028	$ 541,530	$ 509,570	$ 492,639	$ 482,012	$ 2,289,438	$ 2,025,751	$ 1,821,313
Operating income:
Related party license income					10,473					36,034	42,680	39,378
Operating income (loss)	41,993				48,864					180,253	175,694	125,475
Other expense
Interest expense	4,724				1,649					9,924	9,149	10,583
Other (income) expense, net	(220)				121					957	122	377
Income before income taxes	37,489				47,094					169,372	166,423	114,515
Depreciation and amortization:
Depreciation and amortization	19,994				18,233					74,354	67,990	65,765
Capital expenditures:
Capital expenditures	20,734				20,301					104,155	126,755	50,707
Total Reportable Segment Operating Income [Member]
Operating income:
Operating income (loss)	62,914				47,711					202,695	165,680	122,317
Corporate and other [Member]
Operating income:
Operating income (loss)	(20,921)				(9,320)					(58,476)	(32,666)	(36,220)
North America [Member]
Total net sales:
Net sales	507,017				457,366					1,921,444	1,657,192	1,479,497
Operating income:
Operating income (loss)	56,211				44,043					178,960	137,807	99,311
Depreciation and amortization:
Depreciation and amortization	14,873				13,271					54,499	47,826	47,723
Capital expenditures:
Capital expenditures	17,580				18,442					92,418	113,673	39,235
Europe [Member]
Total net sales:
Net sales	101,227				94,662					367,994	368,559	341,816
Operating income:
Operating income (loss)	6,703				3,668					23,735	27,873	23,006
Depreciation and amortization:
Depreciation and amortization	5,121				4,962					19,855	20,164	18,042
Capital expenditures:
Capital expenditures	$ 3,154				$ 1,859					$ 11,737	$ 13,082	$ 11,472

Segment, Geographic and Customers Information - Sales Amounts by Product Categories (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended									12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Total net sales:
Net sales	$ 608,244	$ 608,111	$ 574,853	$ 554,446	$ 552,028	$ 541,530	$ 509,570	$ 492,639	$ 482,012	$ 2,289,438	$ 2,025,751	$ 1,821,313
North America [Member]
Total net sales:
Net sales	507,017				457,366					1,921,444	1,657,192	1,479,497
North America [Member] | Plant-based food and beverages [Member]
Total net sales:
Net sales	151,061				132,427					549,727	452,834	431,922
North America [Member] | Coffee creamers and beverages [Member]
Total net sales:
Net sales	214,032				191,076					818,880	692,136	589,569
North America [Member] | Premium dairy [Member]
Total net sales:
Net sales	141,924				133,863					552,837	512,222	458,006
Europe [Member]
Total net sales:
Net sales	101,227				94,662					367,994	368,559	341,816
Europe [Member] | Plant-based food and beverages [Member]
Total net sales:
Net sales	$ 101,227				$ 94,662					$ 367,994	$ 368,559	$ 341,816

Segment, Geographic and Customers Information - Summarized Balance Sheet Amounts by Segment (Detail) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Assets:
Assets	$ 2,170,763	$ 2,168,011	$ 2,108,685	$ 2,066,879
Long-lived Assets:
Long-lived Assets	1,764,596	1,785,190	1,734,916	1,711,151
Assets Held-for-sale [Member]
Assets:
Assets			3,897	26,746
North America [Member]
Assets:
Assets	1,595,344	1,573,470	1,510,406	1,426,277
Long-lived Assets:
Long-lived Assets	1,338,627	1,337,923	1,291,318	1,229,545
Europe [Member]
Assets:
Assets	575,419	594,541	594,382	613,856
Long-lived Assets:
Long-lived Assets	$ 425,969	$ 447,267	$ 443,598	$ 481,606

Related Party Transactions - Additional Information (Detail) (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2013 Subsidiary	Mar. 31, 2012	Dec. 31, 2012 Subsidiary	Dec. 31, 2011	Dec. 31, 2010
Related Party Transaction [Line Items]
Dean Foods corporate cost allocation		$ 9,300,000	$ 50,700,000	$ 32,700,000	$ 36,200,000
Transaction cost related to offerings			17,500,000
Related party fees			4,551,000
Number of subsidiaries involved in agreement	2		2
Net sales	21,899,000	29,298,000	109,513,000	108,921,000	107,923,000
Renewal of agreement	1 year
WWF Operating Company [Member]
Related Party Transaction [Line Items]
Related party license income		10,500,000	36,000,000	42,700,000	39,400,000
Related parties receivables				11,100,000
Interest income		1,900,000	6,400,000	6,100,000	5,100,000
Loans receivable, basis spread on variable rate	2.00%		2.00%
Basis for interest term on loan	LIBOR plus 2%		LIBOR plus 2%
Morningstar [Member] | Co-Packing Agreement [Member]
Related Party Transaction [Line Items]
Cost of sales			600,000
Morningstar [Member] | Co-Packing Agreement [Member] | Maximum [Member]
Related Party Transaction [Line Items]
Agreement Term			5 years
Percentage of products expected to be manufactured by related party			11.00%
Morningstar [Member] | Co-Packing Agreement [Member] | Minimum [Member]
Related Party Transaction [Line Items]
Agreement Term			3 years
Percentage of products expected to be manufactured by related party			10.00%
Morningstar [Member] | Co-Packing Agreement [Member] | Other Non-Core Products [Member] | Maximum [Member]
Related Party Transaction [Line Items]
Agreement Term			15 months
Morningstar [Member] | Transitional Sales Agreements [Member]
Related Party Transaction [Line Items]
Agreement Term			15 months
Related party fees			4,500,000
Related party receivables			12,200,000
Morningstar [Member] | Transitional Sales Agreements [Member] | Maximum [Member]
Related Party Transaction [Line Items]
Agreement Term	9 months
Morningstar [Member] | Transitional Sales Agreements [Member] | Other Non-Core Products [Member]
Related Party Transaction [Line Items]
Agreement Term	15 months		15 months
Related party fees			2,000,000
Suiza Dairy Group Llc and Dean Dairy Holdings Llc [Member] | Co-Packing Agreement [Member]
Related Party Transaction [Line Items]
Agreement Term			18 months
Cost of sales			100,000
Suiza Dairy Group Llc and Dean Dairy Holdings Llc [Member] | Sales and Distribution Agreement [Member]
Related Party Transaction [Line Items]
Cost of sales			1,200,000
Net sales			4,100,000
Suiza Dairy Group Llc and Dean Dairy Holdings Llc [Member] | Sales and Distribution Agreement [Member] | Maximum [Member]
Related Party Transaction [Line Items]
Agreement Term	18 months		18 months
Dean Foods' Investment [Member]
Related Party Transaction [Line Items]
Related parties receivables	1,700,000		2,600,000
Expenses related to transaction services agreement	$ 9,500,000		$ 5,400,000

Net Income Per Share - Reconciliation of Numerators and Denominators Used in Computations of Both Basic and Diluted Net Income Per Share (Detail) (USD $)
In Thousands, except Share data, unless otherwise specified	2 Months Ended	3 Months Ended										10 Months Ended	12 Months Ended
	Dec. 31, 2012	Mar. 31, 2013		Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Oct. 31, 2012	Dec. 31, 2012		Dec. 31, 2011	Dec. 31, 2010
Basic earnings per share computation:
Income from continuing operations attributable to The WhiteWave Foods Company													$ 112,514		$ 114,334	$ 81,356
Average common shares		173,000,000					150,000,000						153,770,492		150,000,000	150,000,000
Basic earnings per share from continuing operations attributable to The WhiteWave Foods Company													$ 0.73		$ 0.76	$ 0.54
Basic earnings (loss) per share from discontinued operations													$ 0.01		$ (0.04)	$ (0.01)
Basic earnings per share		$ 0.14					$ 0.21						$ 0.74		$ 0.72	$ 0.53
Net income	18,086	23,998		29,711	26,292	26,383	31,308	30,124	29,763	24,959	22,549	95,608	113,694		107,395	79,098
Diluted earnings per share computation:
Income from continuing operations attributable to The WhiteWave Foods Company													112,514		114,334	81,356
Average common shares - basic		173,000,000					150,000,000						153,770,492		150,000,000	150,000,000
Average common shares - diluted		173,132,917					150,000,000						153,770,497		150,000,000	150,000,000
Diluted earnings per share from continuing operations attributable to The WhiteWave Foods Company													$ 0.73		$ 0.76	$ 0.54
Diluted earnings (loss) per share from discontinued operations													$ 0.01		$ (0.04)	$ (0.01)
Diluted earnings per share		$ 0.14					$ 0.21						$ 0.74		$ 0.72	$ 0.53
Net income	$ 18,086	$ 23,998		$ 29,711	$ 26,292	$ 26,383	$ 31,308	$ 30,124	$ 29,763	$ 24,959	$ 22,549	$ 95,608	$ 113,694		$ 107,395	$ 79,098
Stock Options [Member]
Diluted earnings per share computation:
Stock option conversion and Stock units		27,079	[1]
Stock Units [Member]
Diluted earnings per share computation:
Stock option conversion and Stock units		105,838	[2]										5	[3]

[1]	2,445,327 anti-dilutive options were excluded from the calculation for the three months ended March 31, 2013.
[2]	52 anti-dilutive RSUs were excluded from the calculation for the three months ended March 31, 2013.
[3]	666,999 anti-dilutive RSUs were excluded from the calculation for the year ended December 31, 2012.

Net Income Per Share - Reconciliation of Numerators and Denominators Used in Computations of Both Basic and Diluted Net Income Per Share (Parenthetical) (Detail)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Common Stock [Member]
Earnings Per Share [Line Items]
Anti-dilutive options and RSUs excluded	2,445,327	2,445,327
Restricted Stock Unit [Member]
Earnings Per Share [Line Items]
Anti-dilutive options and RSUs excluded	52	666,999

Subsequent Events - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended		12 Months Ended			1 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Jan. 02, 2013 Subsequent Event [Member] Morningstar [Member]
Subsequent Event [Line Items]
Proceeds from sale of fixed assets	$ 61,777	$ 224	$ 1,490	$ 710	$ 1,006	$ 60,000

Quarterly Results of Operations - Unaudited Quarterly Results of Operations (Detail) (USD $) In Thousands, except Per Share data, unless otherwise specified	2 Months Ended	3 Months Ended																	10 Months Ended	12 Months Ended
	Dec. 31, 2012	Mar. 31, 2013	Dec. 31, 2012		Sep. 30, 2012		Jun. 30, 2012		Mar. 31, 2012		Dec. 31, 2011		Sep. 30, 2011		Jun. 30, 2011		Mar. 31, 2011		Oct. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Quarterly Financial Data [Line Items]
Net sales		$ 608,244	$ 608,111		$ 574,853		$ 554,446		$ 552,028		$ 541,530		$ 509,570		$ 492,639		$ 482,012			$ 2,289,438	$ 2,025,751	$ 1,821,313
Gross profit		218,543	211,715		204,638		195,151		192,440		182,278		172,552		166,898		162,713			803,944	684,441	610,497
Income from continuing operations			28,531		26,292		26,383		31,308		31,031		33,137		25,736		24,430			112,514	114,334	81,356
Net income		23,998	30,990		26,292		26,383		31,308		29,499		18,226		22,452		20,668			114,973	90,845	70,363
Net income attributable to The WhiteWave Foods Company	$ 18,086	$ 23,998	$ 29,711		$ 26,292		$ 26,383		$ 31,308		$ 30,124		$ 29,763		$ 24,959		$ 22,549		$ 95,608	$ 113,694	$ 107,395	$ 79,098
Earnings per common share:
Net income per common share - basic and diluted			$ 0.19	[1]	$ 0.18	[1]	$ 0.18	[1]	$ 0.21	[1]	$ 0.2	[1]	$ 0.12	[1]	$ 0.15	[1]	$ 0.14	[1]
WhiteWave Foods [Member]
Earnings per common share:
Net income per common share - basic and diluted			$ 0.18	[1]	$ 0.18	[1]	$ 0.18	[1]	$ 0.21	[1]	$ 0.2	[1]	$ 0.2	[1]	$ 0.17	[1]	$ 0.15	[1]

[1]	Earnings per common share calculations for each of the quarters were based on the basic and diluted weighted average number of shares outstanding for each quarter. The sum of the quarters may not necessarily be equal to the full year earnings per common share amount.

General - Additional Information (Detail) (USD $) In Millions, except Share data, unless otherwise specified	3 Months Ended	0 Months Ended			3 Months Ended
	Mar. 31, 2012 Dean Foods' Investment [Member]	May 01, 2013 Parent Company [Member] Subsequent Event [Member]	May 01, 2013 Parent Company [Member] Common Class A [Member] Subsequent Event [Member]	May 01, 2013 Parent Company [Member] Common Class B [Member] Subsequent Event [Member]	Mar. 31, 2013 Parent Company [Member] IPO [Member]
General [Line Items]
Total amount of allocation	$ 9.3
Percentage of economic interest					86.70%
Percentage of voting interest in outstanding common stock					98.50%
Expected percentage ownership of outstanding shares		19.90%
Distribution date		May 23, 2013
Number of shares to be distributed as dividend			47,686,000	67,914,000
Record date for the distribution		May 17, 2013
Expected period to dispose of remaining shares			18 months

Transactions with Morningstar Foods, LLC ("Morningstar") - Additional Information (Detail) (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Servicing Revenue And Fees [Line Items]
Proceeds from sale of fixed assets	$ 61,777,000	$ 224,000	$ 1,490,000	$ 710,000	$ 1,006,000
Transitional sales fees	1,837,000
Morningstar [Member]
Servicing Revenue And Fees [Line Items]
Proceeds from sale of fixed assets	60,000,000
Morningstar [Member] | Transitional Sales Agreements [Member]
Servicing Revenue And Fees [Line Items]
Transitional sales fees	1,800,000
Gross billing to customers by Morningstar	19,300,000
Transitional sales agreement term			15 months
Morningstar [Member] | Transitional Sales Agreements [Member] | Other Non-Core Products [Member]
Servicing Revenue And Fees [Line Items]
Transitional sales agreement term	15 months		15 months
Net fees remitted to Morningstar	$ 700,000
Morningstar [Member] | Transitional Sales Agreements [Member] | Maximum [Member]
Servicing Revenue And Fees [Line Items]
Transitional sales agreement term	9 months

Goodwill and Intangible Assets - Estimated Aggregate Finite-Lived Intangible Asset Amortization Expense (Detail) (USD $) In Millions, unless otherwise specified	Mar. 31, 2013	Dec. 31, 2012
Finite-Lived Intangible Assets [Line Items]
2013	$ 2.9
2014	2.9	2.6
2015	2.8	2.5
2016	2.5	2.5
2017	$ 2.5	$ 2.5

Accumulated Other Comprehensive Loss - Changes in Accumulated Other Comprehensive Loss (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended			12 Months Ended
	Mar. 31, 2013		Mar. 31, 2012	Dec. 31, 2012		Dec. 31, 2011	Dec. 31, 2010
Other Comprehensive Income Loss [Line Items]
Balance Beginning, Derivative instruments	$ (294)	[1]	$ 259	$ 259
Other comprehensive income/(loss) before reclassifications, Derivative instruments	7	[1]
Amounts reclassified from accumulated other comprehensive income/(loss), Derivative instruments	78	[1]
Net year-to-date other comprehensive income/(loss), Derivative instruments	85	[1]	(308)	(553)		259
Balance Ending, Derivative instruments	(209)	[1]		(294)	[1]	259
Balance Beginning, Pension adjustment	(1,818)	[2]	(819)	(819)
Other comprehensive income/(loss) before reclassifications, Pension adjustment	76	[2]
Amounts reclassified from accumulated other comprehensive income/(loss), Pension adjustment	(22)	[2]
Net year-to-date other comprehensive income/(loss), Pension adjustment	54	[2]	(26)	(999)		(140)	(834)
Balance Ending, Pension adjustment	(1,764)	[2]		(1,818)	[2]	(819)
Balance Beginning, Cumulative translation adjustment	(25,576)		(35,775)	(35,775)
Other comprehensive income/(loss) before reclassifications, Cumulative translation adjustment	(15,523)
Amounts reclassified from accumulated other comprehensive income/(loss), Cumulative translation adjustment
Net year-to-date other comprehensive income/(loss), Cumulative translation adjustment	(15,523)
Balance Ending, Cumulative translation adjustment	(41,099)			(25,576)		(35,775)
Balance Beginning	(27,688)		(36,335)	(36,335)
Other comprehensive income/(loss) before reclassifications	(15,440)
Amounts reclassified from accumulated other comprehensive income/(loss)	56
Other comprehensive income (loss), net of tax	(15,384)		12,031	8,647		(11,667)	(22,039)
Balance Ending	$ (43,072)			$ (27,688)		$ (36,335)

[1]	The accumulated other comprehensive loss reclassification components affect cost of sales. See Note 8 "Derivative Financial Instruments."
[2]	The accumulated other comprehensive loss reclassification components are related to amortization of unrecognized actuarial losses and prior service costs which are both included in the computation of net periodic pension cost. See Note 11 "Employee Retirement and Profit Sharing Plans."

Accumulated Other Comprehensive Loss - Changes in Accumulated Other Comprehensive Loss (Parenthetical) (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended
Mar. 31, 2013
Other Comprehensive Income Loss [Line Items]
Other comprehensive income/(loss), tax expense (benefit)	$ 66